                         File Nos. 33-37459 and 811-6200
   As filed with the Securities and Exchange Commission on December 11, 2003
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 49                                [X]


and


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 53                                               [X]


                               SCHWAB INVESTMENTS
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
               (Address of Principal Executive Offices) (zip code)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000

                                 Randall W. Merk
             101 Montgomery Street, San Francisco, California 94104
                     (Name and Address of Agent for Service)

                          Copies of communications to:

Richard W. Grant Esq.           John M. Loder, Esq.          Koji E. Felton, Esq.
Morgan Lewis & Bockius LLP      Ropes & Gray                 Charles Schwab Investment
1701 Market Street              One International Place      Management, Inc.
Philadelphia, PA 19103          Boston, MA 02110-2624        101 Montgomery Street
                                                             120KNY-14-109
                                                             San Francisco, CA  94104

It is proposed that this filing will become effective (check appropriate box):
        / / Immediately upon filing pursuant to paragraph (b)


        / / On (date), pursuant to paragraph (b)


        / / 60 days after filing pursuant to paragraph (a)(i)


        /X/ On February 28, 2004, pursuant to paragraph (a)(1)


        / / 75 days after filing pursuant to paragraph (a)(ii)
        / / On (date), pursuant to paragraph (a)(ii) of Rule 485
            if appropriate, check appropriate box:
        / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment


Part C

SCHWAB EQUITY INDEX FUNDS

      PROSPECTUS
      Enclosed

      You could have received this document via email.

      Save paper. Sign up for electronic delivery at www.schwab.com/edelivery.


                                                           [CHARLES SCHWAB LOGO]

SCHWAB EQUITY INDEX FUNDS

      PROSPECTUS

      February 28, 2004


      Schwab S&P 500 Fund

      Schwab 1000 Fund(R)

      Schwab Small-Cap
      Index Fund(R)

      Schwab Total Stock Market
      Index Fund(R)

      Schwab International
      Index Fund(R)

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.


                                                           [CHARLES SCHWAB LOGO]

SCHWAB EQUITY INDEX FUNDS

      ABOUT THE FUNDS

        Schwab S&P 500 Fund.................................................   2

        Schwab 1000 Fund(R).................................................   8

        Schwab Small-Cap
        Index Fund(R).......................................................  12

        Schwab Total Stock Market
        Index Fund(R).......................................................  16

        Schwab International
        Index Fund(R).......................................................  20

        Fund management.....................................................  24

      INVESTING IN THE FUNDS

        Buying shares.......................................................  26

        Selling/exchanging shares...........................................  27

        Transaction policies................................................  28

        Distributions and taxes.............................................  29

            ABOUT THE FUNDS


The funds in this prospectus are index funds and share the same basic investment strategy: They are designed to track the performance of a stock market index. Each fund tracks a different index.



            This strategy distinguishes an index fund from an "actively managed" mutual fund. Instead of choosing investments for the fund based on portfolio management's judgment, an index is used to determine which securities the fund should own.


            Because the composition of an index tends to be comparatively stable, index funds historically have shown low portfolio turnover compared to actively managed funds.

            The funds are designed for long-term investors. Their performance will fluctuate over time and, as with all investments, future performance may differ from past performance.

SCHWAB S&P 500 FUND
TICKER SYMBOLS   Investor Shares: SWPIX    Select Shares(R): SWPPX
                 e.Shares(R): SWPEX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO TRACK THE TOTAL RETURN OF THE S&P 500(R) INDEX.

LARGE-CAP STOCKS


Although the 500 companies in the index constitute only about __% of all the publicly traded companies in the United States, they represent approximately ___% of the total value of the U.S. stock market. (All figures are as of 12/31/03.)


Companies of this size are generally considered large-cap stocks. Their performance is widely followed, and the index itself is popularly seen as a measure of overall U.S. stock market performance.

Because the index weights a stock according to its market capitalization (total market value of all shares outstanding), larger stocks have more influence on the performance of the index than do the index's smaller stocks.
--------------------------------------------------------------------------------

INDEX

THE S&P 500 INDEX INCLUDES THE STOCKS OF 500 LEADING U.S. PUBLICLY TRADED COMPANIES FROM A BROAD RANGE OF INDUSTRIES. Standard & Poor's, the company that maintains the index, uses a variety of measures to determine which stocks are listed in the index. Each stock is represented in proportion to its total market value.

STRATEGY


TO PURSUE ITS GOAL, THE FUND GENERALLY INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy. The fund generally gives the same weight to a given stock as the index does.



Like many index funds, the fund also may invest in futures contracts and lend its securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset a portion of the gap attributable to its cash holdings. In addition, any income realized through securities lending may help reduce the portion of the gap attributable to expenses.

      Long-term investors who want to focus on large-cap U.S. stocks or who are looking for performance that is linked to a popular index may want to consider this fund.


RISKS



MARKET RISK. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.



INVESTMENT STYLE RISK. Your investment follows the large-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund's expenses, the fund's performance is normally below that of the index.






EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.



LARGE-CAP RISK. Although the S&P 500(R) Index encompasses stocks from many different sectors of the economy, its performance primarily reflects that of large-cap stocks. As a result, whenever these stocks underperform mid- or small-cap stocks, the fund may also underperform funds that have exposure to those segments of the U.S. stock market. Likewise, whenever large-cap U.S. stocks fall behind other types of investments--bonds, for instance--the fund's performance also will lag these investments.









DERIVATIVES RISK. The fund may use derivatives (including futures) to enhance returns. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and
(iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the fund to lose more than the principal amount invested. In addition, due to their structure, a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.



SECURITIES LENDING RISK. Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.


Index ownership--"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Schwab S&P 500 Fund. The Schwab S&P 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

More complete information may be found in the Statement of Additional Information (see back cover).

PERFORMANCE


The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of an index. The index is unmanaged and does not include expenses or taxes. All figures assume distributions were reinvested.


The after-tax figures:

- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

- are shown for one share class only, and would be different for other share classes

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance. The fund has three share classes, which have different minimum investments and different costs. For information on choosing a class, see page 26.

ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR GRAPH]


                          97         98         99         00         01         02         03
------------------------------------------------------------------------------------------------
INVESTOR SHARES          XX.XX      XX.XX      XX.XX      XX.XX      XX.XX      XX.XX      XX.XX

BEST QUARTER:   XX.XX % QX XXXX
WORST QUARTER: (XX.XX %) QX XXXX



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/03



                                                                         Since
                                                   1 year    5 years   inception
--------------------------------------------------------------------------------
INVESTOR SHARES
 Before taxes                                      (XX.XX)   (XX.XX)     X.XX 1
 After taxes on distributions                      (XX.XX)   (XX.XX)     X.XX 1
 After taxes on distributions and sale of shares   (XX.XX)   (XX.XX)     X.XX 1
SELECT SHARES(R) before taxes                      (XX.XX)   (XX.XX)     X.XX 2
E.SHARES(R) before taxes                           (XX.XX)   (XX.XX)     X.XX 1
S&P 500(R) INDEX                                   (XX.XX)   (XX.XX)     X.XX 3


1 Inception: 5/1/96.

2 Inception: 5/19/97.

3 From: 5/1/96.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)


SHAREHOLDER FEES                                       INVESTOR     SELECT
(% of transaction amount)                               SHARES      SHARES    e.SHARES
--------------------------------------------------------------------------------------
Redemption fee*                                          0.75        0.75       0.75

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------------
Management fees                                          X.XX        X.XX       X.XX
Distribution (12b-1) fees                                None        None       None
Other expenses                                           X.XX        X.XX       X.XX
                                                      --------------------------------
Total annual operating expenses                          X.XX        X.XX       X.XX

Expense reduction                                       (X.XX)      (X.XX)     (X.XX)
                                                      --------------------------------
NET OPERATING EXPENSES**                                 X.XX        X.XX       X.XX
                                                      ================================


* Charged only on shares you sell 180 days or less after buying them and paid directly to the fund.


** Schwab and the investment adviser have guaranteed that the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Investor Shares, Select Shares and eShares will not exceed 0.37%, 0.19% and 0.28%, respectively.


Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


                                1 year       3 years       5 years      10 years
--------------------------------------------------------------------------------
INVESTOR SHARES                 $  XX         $ XXX         $ XXX        $ XXX
SELECT SHARES                   $  XX         $  XX         $ XXX        $ XXX
e.SHARES                        $  XX         $  XX         $ XXX        $ XXX

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, _________________, audited these figures. Their full report is included in the fund's annual report (see back cover).






[INSERT INVESTOR SHARES FINANCIAL HIGHLIGHTS CHART HERE]

FINANCIAL HIGHLIGHTS continued





[INSERT SELECT SHARES FINANCIAL HIGHLIGHTS CHART HERE]

[INSERT eSHARES FINANCIAL HIGHLIGHTS CHART HERE]

SCHWAB 1000 FUND(R)
TICKER SYMBOLS   Investor Shares: SNXFX    Select Shares(R): SNXSX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO MATCH THE TOTAL RETURN OF THE SCHWAB 1000 INDEX(R).

LARGE- AND MID-CAP STOCKS


Although there are currently more than _____ total stocks in the United States, the companies represented by the Schwab 1000 Index make up some ___% of the total value of all U.S. stocks. (Figures are as of 12/31/03.)


These large- and mid-cap stocks cover many industries and represent many sizes. Because large- and mid-cap stocks can perform differently from each other at times, a fund that invests in both categories of stocks may have somewhat different performance than a fund that invests only in large-cap stocks.
--------------------------------------------------------------------------------

INDEX

THE SCHWAB 1000 INDEX INCLUDES THE STOCKS OF THE LARGEST 1,000 PUBLICLY TRADED COMPANIES IN THE UNITED STATES, with size being determined by market capitalization (total market value of all shares outstanding). The index is designed to be a measure of the performance of large- and mid-cap U.S. stocks.

STRATEGY


TO PURSUE ITS GOAL, THE FUND GENERALLY INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy. The fund generally gives the same weight to a given stock as the index does.



The fund may make use of certain management techniques in seeking to enhance its after-tax performance. For example, it may adjust its weightings of certain stocks, continue to hold a stock that is no longer included in the index or choose to realize certain capital losses and use them to offset capital gains. These strategies may help the fund reduce taxable capital gains distributions to its shareholders.



Like many index funds, the fund also may invest in futures contracts and lend its securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset a portion of the gap attributable to its cash holdings. In addition, any income realized through securities lending may help reduce the portion of the gap attributable to expenses.

      Because it includes so many U.S. stocks and industries, this fund could make sense for long-term investors seeking broad diversification in a single investment. Stock investors who want exposure beyond the large-cap segment of the U.S. stock market also may want to consider this fund.



RISKS



MARKET RISK. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.



INVESTMENT STYLE RISK. Your investment follows the large- and mid-cap portions of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund's expenses, the fund's performance is normally below that of the index.






EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.



LARGE- AND MID-CAP RISK. Because the Schwab 1000 Index(R) encompasses stocks from across the economy, the fund is broadly diversified, which reduces the impact of the performance of any given industry or stock. But whenever large- and mid-cap U.S. stocks fall behind other types of investments--bonds, for instance--the fund's performance also will lag these investments.









DERIVATIVES RISK. The fund may use derivatives (including futures) to enhance returns. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and
(iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the fund to lose more than the principal amount invested. In addition, due to their structure, a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.



SECURITIES LENDING RISK. Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.

PERFORMANCE

The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of two indices. The indices are unmanaged and do not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:

- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

- are shown for one share class only, and would be different for other share classes

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance.

The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see page 26.

ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR GRAPH]


                      94      95        96      97       98       99       00      01        02       03
---------------------------------------------------------------------------------------------------------
INVESTOR SHARES     (X.XX)   XX.XX    XX.XX    XX.XX    XX.XX    XX.XX   (X.XX)  (XX.XX)   (XX.XX)   X.XX

BEST QUARTER:  XX.XX3% QX XXXX
WORST QUARTER:  (XX.XX%) QX XXXX



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/03



                                                                                                   Since
                                        1 year             5 years             10 years          Inception
----------------------------------------------------------------------------------------------------------
INVESTOR SHARES
 Before taxes                          (XX.XX)            (XX.XX)                X.XX               X.XX 1
 After taxes on
 distributions                         (XX.XX)             (X.XX)                X.XX               X.XX 1
 After taxes on
 distributions and
 sale of shares                        (XX.XX)            (XX.XX)                X.XX               X.XX 1
SELECT SHARES(R)
 before taxes                          (XX.XX)             (X.XX)                 N/A               X.XX 2
S&P 500(R) INDEX                       (XX.XX)             (X.XX)                X.XX               X.XX 3
SCHWAB 1000 INDEX(R)                   (XX.XX)             (X.XX)                X.XX               X.XX 3


1 Inception: 4/2/91.

2 Inception: 5/19/97.

3 From: 4/2/91.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)


SHAREHOLDER FEES (% of transaction amount)              INVESTOR      SELECT
                                                         SHARES       SHARES
----------------------------------------------------------------------------
Redemption fee*                                           0.75          0.75

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                         X.XX              X.XX
Distribution (12b-1) fees                               None              None
Other expenses                                          X.XX              X.XX
                                                      --------------------------
Total annual operating expenses                         X.XX              X.XX

Expense reduction                                      (X.XX)            (X.XX)
                                                      --------------------------
NET OPERATING EXPENSES**                                X.XX              X.XX
                                                      ==========================


* Charged only on shares you sell 180 days or less after buying them and paid directly to the fund.


** Schwab and the investment adviser have guaranteed that the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares will not exceed 0.51% and 0.36%, respectively.


Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


                              1 year        3 years        5 years      10 years
--------------------------------------------------------------------------------
INVESTOR SHARES               $  XX          $ XXX          $ XXX        $ XXX
SELECT SHARES                 $  XX          $ XXX          $ XXX        $ XXX

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, ___________________, audited these figures. Their full report is included in the fund's annual report (see back cover).



[INSERT INVESTOR SHARES FINANCIAL HIGHLIGHTS CHART HERE]



[INSERT SELECT SHARES FINANCIAL HIGHLIGHTS CHART HERE]

SCHWAB SMALL-CAP INDEX FUND(R)
TICKER SYMBOLS    Investor Shares: SWSMX    Select Shares(R): SWSSX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO TRACK THE PERFORMANCE OF A BENCHMARK INDEX THAT MEASURES THE TOTAL RETURN OF SMALL CAPITALIZATION U.S. STOCKS.

SMALL-CAP STOCKS

In measuring the performance of the second-largest 1,000 companies in the U.S. stock market, the index may be said to focus on the "biggest of the small" among America's publicly traded stocks.

Historically, the performance of small-cap stocks has not always paralleled that of large-cap stocks. For this reason, some investors use them to diversify a portfolio that invests in larger stocks.
--------------------------------------------------------------------------------

INDEX


THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY TRACKING THE TOTAL RETURN OF THE SCHWAB SMALL-CAP INDEX(R). The index includes the stocks of the second-largest 1,000 publicly traded companies in the United States, with size being determined by market capitalization (total market value of all shares outstanding). The index is designed to be a measure of the performance of small-cap U.S. stocks.


STRATEGY


TO PURSUE ITS GOAL, THE FUND GENERALLY INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy. The fund generally gives the same weight to a given stock as the index does.



Like many index funds, the fund also may invest in futures contracts and lend its securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset a portion of the gap attributable to its cash holdings. In addition, any income realized through securities lending may help reduce the portion of the gap attributable to expenses.

      With its small-cap focus, this fund may make sense for long-term investors who are willing to accept greater risk in the pursuit of potentially higher long-term returns.


RISKS



MARKET RISKS. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.



INVESTMENT STYLE RISK. Your investment follows the small-cap portion of the U.S. stock market, as measured by the index. It follows the market during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund's expenses, the fund's performance is normally below that of the index.






EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.



SMALL-CAP RISK. Historically, small-cap stocks have been riskier than large- and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments--bonds or large-cap stocks, for instance--the fund's performance also will lag these investments.



DERIVATIVES RISK. The fund may use derivatives (including futures) to enhance returns. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and
(iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the fund to lose more than the principal amount invested. In addition, due to their structure, a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.









SECURITIES LENDING RISK. Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.

PERFORMANCE

The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of two indices. The indices are unmanaged and do not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:

- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

- are shown for one share class only, and would be different for other share classes

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance. The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see page 26.

ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR GRAPH]


                         94        95        96       97        98        99        00       01         02         03
-----------------------------------------------------------------------------------------------------------------------
INVESTOR SHARES        (X.XX)    XX.XX     XX.XX     XX.XX    (X.XX)     XX.XX     X.XX    (X.XX)    (XX.XX)    (XX.XX)

BEST QUARTER:  XX.XX % QX XXXX
WORST QUARTER:  (XX.XX %) QX XXXX



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/03



                                                                                                                Since
                                                          1 year                    5 years                   inception
-----------------------------------------------------------------------------------------------------------------------
INVESTOR SHARES
 Before taxes                                             (XX.XX)                   (X.XX)                      X.XX 1
 After taxes on distributions                             (XX.XX)                   (X.XX)                      X.XX 1
 After taxes on distributions
 and sale of shares                                       (XX.XX)                   (X.XX)                      X.XX 1
SELECT SHARES(R) before taxes                             (XX.XX)                   (X.XX)                      X.XX 2
RUSSELL 2000 INDEX(R)                                     (XX.XX)                   (X.XX)                      X.XX 3
SCHWAB SMALL-CAP INDEX(R)                                 (XX.XX)                    X.XX                       X.XX 3


1 Inception: 12/3/93.

2 Inception: 5/19/97.

3 From: 12/3/93

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE  (%)


SHAREHOLDER FEES                                         INVESTOR        SELECT
(% of transaction amount)                                 SHARES         SHARES
-------------------------------------------------------------------------------
Redemption fee*                                            0.75           0.75

ANNUAL OPERATING EXPENSES (% of average net assets)
-------------------------------------------------------------------------------
Management fees                                            X.XX           X.XX
Distribution (12b-1) fees                                  None           None
Other expenses                                             X.XX           X.XX
                                                         ----------------------
Total annual operating expenses                            X.XX           X.XX

Expense reduction                                            --          (X.XX)
                                                         ----------------------
NET OPERATING EXPENSES**                                   X.XX           X.XX
                                                         ======================


* Charged only on shares you sell 180 days or less after buying them and paid directly to the fund.


** Schwab and the investment adviser have guaranteed that the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares will not exceed 0.60% and 0.42%, respectively.


Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


                                   1 year      3 years      5 years     10 years
--------------------------------------------------------------------------------
INVESTOR SHARES                    $  XX        $ XXX        $ XXX       $ XXX
SELECT SHARES                      $  XX        $ XXX        $ XXX       $ XXX

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, ___________________, audited these figures. Their full report is included in the fund's annual report (see back cover).



[INSERT INVESTOR SHARES FINANCIAL HIGHLIGHTS CHART HERE]












[INSERT SELECT SHARES FINANCIAL HIGHLIGHTS CHART HERE]

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)
TICKER SYMBOLS   Investor Shares: SWTIX   Select Shares(R): SWTSX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO TRACK THE TOTAL RETURN OF THE ENTIRE U.S. STOCK MARKET, AS MEASURED BY THE WILSHIRE 5000 TOTAL MARKET INDEX.

THE U.S. STOCK MARKET

The U.S. stock market is commonly divided into three segments, based on market capitalization.


Mid- and small-cap stocks are the most numerous, but make up only about one-third of the total value of the market. In contrast, large-cap stocks are relatively few in number but make up approximately two-thirds of the market's total value. In fact, the largest 1,000 of the market's listed stocks represent about ____% of its total value. (All figures on this page are as of 12/31/03).



In terms of performance, these segments can behave somewhat differently from each other, over the short-term as well as the long-term. For that reason, the performance of the overall stock market can be seen as a blend of the performance of all three segments.

--------------------------------------------------------------------------------

INDEX


THE FUND'S BENCHMARK INDEX INCLUDES ALL PUBLICLY TRADED STOCKS OF COMPANIES HEADQUARTERED IN THE UNITED STATES FOR WHICH PRICING INFORMATION IS READILY AVAILABLE--currently more than _____ stocks. The index weights each stock according to its market capitalization (total market value of all shares outstanding).


STRATEGY


TO PURSUE ITS GOAL, THE FUND GENERALLY INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy.



Because it would be too expensive to buy all of the stocks included in the index, the investment adviser may use statistical sampling techniques in an attempt to replicate the total return of the U.S. stock market using a smaller number of securities. These techniques use a smaller number of index securities than that included in the index, which, when taken together, are expected to perform similarly to the index. These techniques are based on a variety of factors, including capitalization, divided yield, price/earnings ratio, and industry factors. The fund generally expects that its portfolio will include the largest 2,500 to 3,000 U.S. stocks (measured by market capitalization), and that its industry weightings, dividend yield and price/earnings ratio will be similar to those of the index.



The fund may use certain techniques in seeking to enhance its after-tax performance, such as adjusting its weightings of certain stocks or choosing to realize certain capital losses and use them to offset capital gains. These strategies may help the fund reduce taxable capital gain distributions to its shareholders.



Like many index funds, the fund also may invest in futures contracts and lend its securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset a portion of the gap attributable to its cash holdings. In addition, any income realized through securities lending may help reduce the portion of the gap attributable to expenses.

      With its very broad exposure to the U.S. stock market, this fund is designed for long-term investors who want exposure to all three segment of the market: large-, mid- and small-cap.



RISKS



MARKET RISK. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.



INVESTMENT STYLE RISK. Your investment follows the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. Because the fund uses statistical sampling techniques in an attempt to replicate the total return of the U.S. stock market using a smaller number of securities, the gap between the performance of the fund and that of the index may increase. In addition, because of the fund's expenses, the fund's performance is normally below that of the index.






EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.



LARGE-CAP RISK. Because the fund gives greater weight to larger stocks, most of its performance will reflect the performance of the large-cap segment. As a result, whenever these stocks underperform mid- or small-cap stocks, the fund may also underperform funds that have greater exposure to those segments of the U.S. stock market. Likewise, whenever large-cap U.S. stocks fall behind other types of investments- bonds, for instance- the fund's performance also will lag these investments.









DERIVATIVES RISK. The fund may use derivatives (including futures) to enhance returns. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and
(iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the fund to lose more than the principal amount invested. In addition, due to their structure, a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.



SECURITIES LENDING RISK. Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.


Index ownership--Wilshire and Wilshire 5000 are registered service marks of Wilshire Associates, Inc. The fund is not sponsored, endorsed, sold or promoted by Wilshire Associates, and Wilshire Associates is not in any way affiliated with the fund. Wilshire Associates makes no representation regarding the advisability of investing in the fund or in any stock included in the Wilshire 5000.

PERFORMANCE


The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of an index. The index is unmanaged and does not include expenses or taxes. All figures assume distributions were reinvested.


The after-tax figures:

- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

- are shown for one share class only, and would be different for the other share class

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance. The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see page 26.

ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR GRAPH]


                                          00         01          02         03
--------------------------------------------------------------------------------
INVESTOR SHARES                        (XX.XX)     (XX.XX)     (X.XX)     (X.XX)

BEST QUARTER:  X.XX% QX XXXX
WORST QUARTER: (XX.XX %) QX XXXX



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/03



                                                                         Since
                                                           1 year      inception
--------------------------------------------------------------------------------
INVESTOR SHARES
 Before taxes                                              (XX.XX)      (X.XX) 1
 After taxes on distributions                              (XX.XX)      (X.XX) 1
 After taxes on distributions
 and sale of shares                                        (XX.XX)      (X.XX) 1
SELECT SHARES(R) before taxes                              (XX.XX)      (X.XX) 1
WILSHIRE 5000 TOTAL MARKET INDEX                           (XX.XX)      (X.XX) 2


1 Inception: 6/1/99.

2 From: 6/1/99.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)


SHAREHOLDER FEES                                         INVESTOR         SELECT
(% of transaction amount)                                 SHARES          SHARES
--------------------------------------------------------------------------------
Redemption fee*                                            0.75            0.75

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                            X.XX            X.XX
Distribution (12b-1) fees                                  None            None
Other expenses                                             X.XX            X.XX
                                                         -----------------------
Total annual operating expenses                            X.XX            X.XX

Expense reduction                                         (X.XX)          (X.XX)
                                                         -----------------------
NET OPERATING EXPENSES**                                   X.XX            X.XX
                                                         =======================


* Charged only on shares you sell 180 days or less after buying them and paid directly to the fund.


** Schwab and the investment adviser have guaranteed that the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares will not exceed 0.58% and 0.39%, respectively.


Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


                                   1 year      3 years      5 years     10 years
--------------------------------------------------------------------------------
Investor Shares                    $  XX        $ XXX        $ XXX       $ XXX
Select Shares                      $  XX        $ XXX        $ XXX       $ XXX

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for its period of operation. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, ___________________, audited these figures. Their full report is included in the fund's annual report (see back cover).



[INSERT INVESTOR SHARES FINANCIAL HIGHLIGHTS CHART HERE]












[INSERT SELECT SHARES FINANCIAL HIGHLIGHTS CHART HERE]

SCHWAB INTERNATIONAL INDEX FUND(R)
TICKER SYMBOLS   Investor Shares: SWINX   Select Shares(R): SWISX


--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO TRACK THE PERFORMANCE OF A BENCHMARK INDEX THAT MEASURES THE TOTAL RETURN OF LARGE, PUBLICLY TRADED NON-U.S. COMPANIES FROM COUNTRIES WITH DEVELOPED EQUITY MARKETS OUTSIDE OF THE UNITED STATES.

INTERNATIONAL STOCKS


Over the past several decades, foreign stock markets have grown rapidly. The market value of foreign stocks today represents approximately ____% of the world's total market capitalization. (All figures are as of 12/31/03.)


For some investors, an international index fund represents an opportunity for low-cost access to a variety of world markets in one fund. Others turn to international stocks to diversify a portfolio of U.S. investments, because international stock markets historically have performed somewhat differently from the U.S. market.
--------------------------------------------------------------------------------

INDEX

THE FUND INTENDS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY TRACKING THE TOTAL RETURN OF THE SCHWAB INTERNATIONAL INDEX(R). The index includes stocks of the 350 largest publicly traded companies from selected countrieS outside the United States. The selected countries all have developed securities markets and include most Western European countries, as well as Australia, Canada, Hong Kong and Japan--currently 15 countries in all. Within these countries, Schwab identifies the 350 largest companies according to their free float-adjusted market capitalizations (total market value of all shares available for purchase by international investors) in U.S. dollars. The index does not maintain any particular country weightings, although any given country cannot represent more than 35% of the index.

STRATEGY


TO PURSUE ITS GOAL, THE FUND GENERALLY INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy. The fund generally gives the same weight to a given stock as the index does, and does not hedge its exposure to foreign currencies beyond using forward contracts to lock in transaction prices until settlement.



The fund may use certain techniques in seeking to enhance after-tax performance, such as adjusting its weightings of certain stocks or choosing to realize certain capital losses and use them to offset capital gains. These strategies may help the fund reduce taxable capital gain distributions to its shareholders.



Like many index funds, the fund also may invest in futures contracts and lend its securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset a portion of the gap attributable to its cash holdings. In addition, any income realized through securities lending may help reduce the portion of the gap attributable to expenses.

      For long-term investors who are interested in the potential rewards of international investing and who are prepared for the additional risks, this fund may be worth considering.



RISKS



MARKET RISK. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.



INVESTMENT STYLE RISK. Your investment follows the performance of a mix of international large-cap stocks, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of market declines. In addition, because of the fund's expenses, the fund's performance is normally below that of the index.






EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.



INTERNATIONAL RISK. International stocks carry additional risks. Changes in currency exchange rates can erode market gains or widen market losses for the fund. International markets--even those that are well established--are often more volatile than those of the United States, for reasons ranging from a lack of reliable company information to the risk of political upheaval. In addition, during any period when large-cap international stocks underperform other types of stocks or other types of investments--bonds, for instance--the fund's performance also will lag these investments.









DERIVATIVES RISK. The fund may use derivatives (including futures) to enhance returns. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and
(iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the fund to lose more than the principal amount invested. In addition, due to their structure, a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.



SECURITIES LENDING RISK. Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.

PERFORMANCE

The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of two indices. The indices are unmanaged and do not include expenses or taxes. All figures assume distributions were reinvested. The after-tax figures:

- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

- are shown for one share class only, and would be different for the other share class

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance.

The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see page 26.

ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]


                            94     95       96       97      98      99      00        01        02        03
-----------------------------------------------------------------------------------------------------------------
INVESTOR SHARES            XX.XX   XX.XX    XX.XX    X.XX    X.XX    X.XX   (XX.XX)   (XX.XX)   (XX.XX)   (XX.XX)

BEST QUARTER:  XX.XX% QX XXXX
WORST QUARTER: (XX.XX%) QX XXXX



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/03




                                                                                                         Since
                                                  1 year            5 years           10 years         inception
----------------------------------------------------------------------------------------------------------------
INVESTOR SHARES
 Before taxes                                     (XX.XX)            (X.XX)            (X.XX)            X.XX 1
 After taxes on distributions                     (XX.XX)            (X.XX)            (X.XX)            X.XX 1
 After taxes on distributions
 and sale of shares                                (X.XX)            (X.XX)            (X.XX)            X.XX 1
SELECT SHARES(R) before taxes                     (XX.XX)            (X.XX)            (X.XX)           (X.XX)2
MSCI-EAFE(R) INDEX                                (XX.XX)            (X.XX)            (X.XX)            X.XX 3
SCHWAB INTERNATIONAL INDEX(R)                     (XX.XX)            (X.XX)            (X.XX)            X.XX 3


1 Inception: 9/9/93.

2 Inception: 5/19/97.

3 From: 9/9/93.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)


SHAREHOLDER FEES                                          INVESTOR        SELECT
(% of transaction amount)                                  SHARES         SHARES
--------------------------------------------------------------------------------
Redemption fee*                                             1.50           1.50

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                             X.XX           X.XX
Distribution (12b-1) fees                                   None           None
Other expenses                                              X.XX           X.XX
                                                          ----------------------
Total annual operating expenses                             X.XX           X.XX

Expense reduction                                          (X.XX)         (X.XX)
                                                          ----------------------
NET OPERATING EXPENSES**                                    X.XX           X.XX
                                                          ======================


* Charged only on shares you sell 180 days or less after buying them and paid directly to the fund.


** Schwab and the investment adviser have guaranteed that the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares will not exceed 0.69% and 0.50%, respectively.


Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


                                    1 year      3 years     5 years     10 years
--------------------------------------------------------------------------------
INVESTOR SHARES                     $  XX        $ XXX       $ XXX       $ XXX
SELECT SHARES                       $  XX        $ XXX       $ XXX       $ XXX

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, __________________, audited these figures. Their full report is included in the fund's annual report (see back cover).









[INSERT INVESTOR SHARES FINANCIAL HIGHLIGHTS CHART HERE]






[INSERT SELECT SHARES FINANCIAL HIGHLIGHTS CHART HERE]

            FUND MANAGEMENT


The funds' investment adviser, Charles Schwab Investment Management, Inc., has more than $___ billion under management.



            The investment adviser for the Schwab Equity Index Funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab-Funds(R). The firm manages assets for more than __ million shareholder accounts. (All figures on this page are as of 10/31/03.)



            As the investment adviser, the firm oversees the asset management and administration of the Schwab Equity Index Funds. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 10/31/03, these fees were ___% for the Schwab S&P 500 Fund, ___% for the Schwab 1000 Fund(R), ___% for the Schwab Small-Cap Index Fund(R), ___% for the Schwab Total Stock Market Index Fund(R), and ___% for the Schwab International Index Fund(R). These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of reductions.



            GERI HOM, a vice president and senior portfolio manager of the investment adviser, is responsible for the day-to-day management of, and has overall responsibility for, each of the funds. Prior to joining the firm in March 1995, she worked for nearly 15 years in equity index management.


            LARRY MANO, a director and portfolio manager, is responsible for the day-to-day management of Schwab Total Stock Market Index Fund and Schwab International Index Fund. Prior to joining the firm in November 1998, he worked for 20 years in equity index management.

            INVESTING IN THE FUNDS

            As a SchwabFunds(R) investor, you have a number of ways to do business with us.

            On the following pages, you will find information on buying, selling and exchanging shares using the method that is most convenient for you. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

--------------------------------------------------------------------------------
SCHWAB ACCOUNTS

Some Schwab account features can work in tandem with features offered by the funds.

For example, when you sell shares in a fund, the proceeds automatically are paid to your Schwab account. From your account, you can use features such as MoneyLink(R), which lets you move money between your brokerage accounts and bank accounts, and Automatic Investment Plan (AIP), which lets you set up periodic investments.

For more information on Schwab accounts, call 1-800-435-4000 or visit the Schwab web site at www.schwab.com.
--------------------------------------------------------------------------------

BUYING SHARES

Shares of the funds may be purchased through a Schwab account or through certain third-party investment providers, such as other financial institutions, investment professionals and workplace retirement plans.

The information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with the funds' policies, to buy, sell and exchange shares of the funds. If you are investing through a third-party investment provider, some of the instructions, minimums and policies may be different. Some investment providers may charge transaction or other fees and require signature guarantees. Contact your investment provider for more information.

STEP 1


CHOOSE A FUND AND A SHARE CLASS. Your choice may depend on the amount of your investment. Currently, e.Shares(R) are available only for the S&P 500 Fund and are offered to clients of Schwab Institutional, The Charles Schwab Trust Company and certain retirement plans.


                         MINIMUM INITIAL          MINIMUM ADDITIONAL             MINIMUM
SHARE CLASS              INVESTMENT               INVESTMENT                     BALANCE
----------------------------------------------------------------------------------------
INVESTOR SHARES          $2,500 ($1,000 for       $500 ($100 for custodial       --
                         retirement and           accounts and investments
                         custodial accounts)      through the Automatic
                                                  Investment Plan)

SELECT SHARES(R)         $50,000                  $1,000                         $40,000

E.SHARES                 $1,000 ($500 for         $100                           --
                         retirement and
                         custodial accounts)

STEP 2

CHOOSE AN OPTION FOR FUND DISTRIBUTIONS. The three options are described below. If you don't indicate a choice, you will receive the first option.

OPTION                  FEATURES
---------------------------------------------------------------------------------
REINVESTMENT            All dividends and capital gain distributions are invested
                        automatically in shares of your fund and share class.

CASH/REINVESTMENT MIX   You receive payment for dividends, while any capital
                        gain distributions are invested in shares of your fund
                        and share class.

CASH You receive payment for all dividends and capital gain distributions.

STEP 3

PLACE YOUR ORDER. Use any of the methods described at right. Remember that e.Shares(R)are available only through SchwabLink(R). Make checks payable to Charles Schwab & Co., Inc. Orders placed in person or through a telephone representative are subject to a service fee, payable to Schwab.

SELLING/EXCHANGING SHARES

Use any of the methods described below to sell shares of a fund.

When selling or exchanging shares, please be aware of the following policies:

- A fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- As indicated in each fund's fee table, each fund charges a redemption fee, payable to the fund, on the sale or exchange of any shares that occurs 180 days or less after purchasing them; in attempting to minimize this fee, a fund will first sell any shares in your account that aren't subject to the fee (including shares acquired through reinvestment or exchange).

- There is no redemption fee when you exchange between share classes of the same fund.

- The funds reserve the right to honor redemptions in portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less.

- Exchange orders are limited to other SchwabFunds(R) that are not Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

METHODS FOR PLACING DIRECT ORDERS

INTERNET
www.schwab.com

SCHWAB BY PHONE TM 1
Automated voice service or speak with a representative at 1-800-435-4000 (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Automated touch-tone phone service at 1-800-272-4922.

SCHWABLINK(R)
Investment professionals should follow the transaction instructions in the SchwabLink manual; for technical assistance, call 1-800-647-5465.

MAIL
Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO 80155-3812

IN PERSON 1
Visit the nearest Charles Schwab branch office.

1 Orders placed in person or through a telephone representative are subject to a service fee, payable to Schwab.

You are automatically entitled to initiate transactions by the Internet or telephone. The funds and Schwab employ procedures to confirm the authenticity of Internet and telephone instructions. If the funds and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following Internet or telephone instructions that they reasonably believe to be genuine.

--------------------------------------------------------------------------------
WHEN PLACING ORDERS

With every order to buy, sell or exchange shares, you will need to include the following information:

- Your name or, for Internet orders, your account number/"Login ID."

- Your account number (for Schwab-Link transactions, include the master account and subaccount numbers) or, for Internet orders, your password.

- The name and share class (if applicable) of the fund whose shares you want to buy or sell.

- The dollar amount or number of shares you would like to buy, sell or exchange.

- When selling or exchanging shares by mail, be sure to include the signature of at least one of the persons whose name is on the account.

- For exchanges, the name and share class (if applicable) of the fund into which you want to exchange and the distribution option you prefer.

- When selling shares, how you would like to receive the proceeds.

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for your share class as a result of selling or exchanging your shares.

- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To refuse any purchase or exchange order, including large purchase orders that may negatively affect a fund's operations and orders that appear to be associated with short-term trading activities.

- To change or waive a fund's investment minimums.

- To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.

- To revise the redemption fee criteria.

- To waive its early redemption fee in certain instances, including when it determines that such a waiver is in the best interests of the fund and its shareholders.
--------------------------------------------------------------------------------

TRANSACTION POLICIES


THE FUNDS ARE OPEN FOR BUSINESS EACH DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. The funds calculate their share prices each business day, for each share class, as of the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding.



Orders to buy, sell or exchange shares that are received in good order no later than the close of a fund (generally 4 p.m. Eastern time) will be executed at the next share price calculated that day.


If you place an order through a third-party investment provider, please consult with that investment provider to determine when your order will be executed. Generally, you will receive the share price next calculated after the fund receives your order from your investment provider. However, some investment providers may arrange with the fund for you to receive the share price next calculated after your investment provider has received your order. Some investment providers may require that they receive orders prior to a specified cut-off time.


In valuing their securities, the funds use market quotes if they are readily available. In cases where quotes are not readily available, a fund may value securities based on fair values developed using methods approved by the fund's Board of Trustees.


Shareholders of the Schwab International Index Fund(R) should be aware that because foreign markets are often open on weekends and other days when the fund is closed, the value of the fund's portfolio may change on days when it is not possible to buy or sell shares of the fund.

THE FUNDS RESERVE CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED AT LEFT.

DISTRIBUTIONS AND TAXES

ANY INVESTMENT IN THE FUNDS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service (IRS) web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS AND GAINS YOUR FUND EARNS. Every year, each fund distributes to its shareholders substantially all of its net investment income and net capital gains, if any. These distributions typically are paid in December to all shareholders of record.


UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, YOUR FUND DISTRIBUTIONS GENERALLY HAVE TAX CONSEQUENCES. Each fund's net investment income and short-term capital gains are distributed as dividends and will be taxable as ordinary income or qualified dividend income. Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the fund. Absent further legislation, the reduced maximum rates on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.


GENERALLY, ANY SALE OR EXCHANGE OF YOUR SHARES IS A TAXABLE EVENT. For tax purposes, an exchange of your shares for shares of another SchwabFund is treated the same as a sale. An exchange between classes within a fund is not reported as a taxable sale. A sale may result in a capital gain or loss for you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less, long term if you held the shares longer.

SHAREHOLDERS IN THE SCHWAB INTERNATIONAL INDEX FUND(R) MAY HAVE ADDITIONAL TAX CONSIDERATIONS as a result of foreign tax payments made by the fund. Typically, these payments will reduce the fund's dividends but will still be included in your taxable income. You may be able to claim a tax credit or deduction for your portion of foreign taxes paid by the fund, however.

AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DISTRIBUTIONS a fund paid during the previous calendar year. Schwab customers also receive information on distributions and transactions in their monthly account statements.

SCHWAB CUSTOMERS WHO SELL FUND SHARES typically will receive a report that calculates their gain or loss using the "average cost" single-category method. This information is not reported to the IRS, and you still have the option of calculating gains or losses using any other methods permitted by the IRS.

--------------------------------------------------------------------------------

MORE ON QUALIFIED DIVIDEND INCOME AND DISTRIBUTIONS



Dividends that are designated by the funds as qualified dividend income are eligible for a reduced maximum tax rate. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations. The funds expect that a portion of each fund's ordinary income distributions will be eligible to be treated as qualified dividend income subject to the reduced tax rates.


If you are investing through a taxable account and purchase shares of a fund just before it declares a distribution, you may receive a portion of your investment back as a taxable distribution. This is because when a fund makes a distribution, the share price is reduced by the amount of the distribution.

You can avoid "buying a dividend," as it is often called, by finding out if a distribution is imminent and waiting until afterwards to invest. Of course, you may decide that the opportunity to gain a few days of investment performance outweighs the tax consequences of buying a dividend.
--------------------------------------------------------------------------------

SCHWAB EQUITY INDEX FUNDS

      PROSPECTUS

      February 28, 2004



                                                           [CHARLES SCHWAB LOGO]

TO LEARN MORE

This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.


For a free copy of any of these documents or to request other information or ask questions about the funds, call SchwabFunds at 1-800-435-4000. In addition, you may visit SchwabFunds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus or an annual or semi-annual report.



The SAI, the funds' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.


SEC FILE NUMBERS
Schwab S&P 500 Fund                      811-7704
Schwab 1000 Fund(R)                      811-6200
Schwab Small-Cap Index Fund(R)           811-7704
Schwab Total Stock
    Market Index Fund(R)                 811-7704
Schwab International Index Fund(R)       811-7704








REG13644FLT-06

[CHARLES SCHWAB LOGO]
P.O. Box 3812
Englewood, CO  80155-3812


REG13644WRP-06


      YOU COULD HAVE RECEIVED THIS DOCUMENT VIA EMAIL.

            Save paper. Sign up for electronic delivery at www.schwab.com/edelivery.

SCHWAB EQUITY INDEX FUNDS

      PROSPECTUS

      February 28, 2004



                                                           [CHARLES SCHWAB LOGO]

TO LEARN MORE

This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.


For a free copy of any of these documents or to request other information or ask questions about the funds, call SchwabFunds at 1-800-435-4000. In addition, you may visit SchwabFunds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus or an annual or semi-annual report.



The SAI, the funds' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.


SEC FILE NUMBERS
Schwab S&P 500 Fund                      811-7704
Schwab 1000 Fund(R)                      811-6200
Schwab Small-Cap Index Fund(R)           811-7704
Schwab Total Stock
    Market Index Fund(R)                 811-7704
Schwab International Index Fund(R)       811-7704








REG13644FLD-06

SCHWAB EQUITY INDEX FUNDS

      PROSPECTUS

      February 28, 2004



                                                           [CHARLES SCHWAB LOGO]

TO LEARN MORE

This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.


For a free copy of any of these documents or to request other information or ask questions about the funds, call SchwabFunds at 1-800-435-4000. In addition, you may visit SchwabFunds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus or an annual or semi-annual report.



The SAI, the funds' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.


SEC FILE NUMBERS
Schwab S&P 500 Fund                     811-7704
Schwab 1000 Fund(R)                     811-6200
Schwab Small-Cap Index Fund(R)          811-7704
Schwab Total Stock
    Market Index Fund(R)                811-7704
Schwab International Index Fund(R)      811-7704

                       STATEMENT OF ADDITIONAL INFORMATION



     SCHWAB CORE EQUITY FUND(TM)                   SCHWAB SMALL-CAP EQUITY FUND(TM)

    SCHWAB HEDGED EQUITY FUND(TM)                  SCHWAB DIVIDEND EQUITY FUND(TM)

          SCHWAB FOCUS FUNDS                       SCHWAB MARKETTRACK PORTFOLIOS(R)
       COMMUNICATIONS FOCUS FUND                         ALL EQUITY PORTFOLIO
     FINANCIAL SERVICES FOCUS FUND                         GROWTH PORTFOLIO
        HEALTH CARE FOCUS FUND                            BALANCED PORTFOLIO
         TECHNOLOGY FOCUS FUND                          CONSERVATIVE PORTFOLIO

       SCHWAB EQUITY INDEX FUNDS                    INSTITUTIONAL SELECT(R) FUNDS
           SCHWAB S&P 500 FUND                    INSTITUTIONAL SELECT S&P 500 FUND
           SCHWAB 1000 FUND(R)             INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND
    SCHWAB SMALL-CAP INDEX FUND(R)         INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND
SCHWAB TOTAL STOCK MARKET INDEX FUND(R)
  SCHWAB INTERNATIONAL INDEX FUND(R)





                                FEBRUARY 28, 2004



The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with each fund's prospectus dated February 28, 2004 (as amended from time to time). To obtain a free copy of any of the prospectuses, please contact SchwabFunds(R) at 1-800-435-4000 or write to the funds at P.O. Box 3812, Englewood, Colorado 80155-3812. For TDD service call 1-800-345-2550. The prospectus also may be available on the Internet at: http://www.schwab.com/schwabfunds.


The most recent annual reports for the funds are separate documents supplied with the SAI and include the funds' audited financial statements, which are incorporated by reference into this SAI.


Each fund, except for the Schwab 1000 Fund, is a series of Schwab Capital Trust (a trust) and the Schwab 1000 Fund is a series of Schwab Investments (a trust), (collectively referred to as the "trusts"). The funds are part of the Schwab complex of funds ("SchwabFunds").


                                TABLE OF CONTENTS

                                                                     Page
                                                                     ----
INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND LIMITATIONS              XX
MANAGEMENT OF THE FUNDS                                               XX
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                   XX
INVESTMENT ADVISORY AND OTHER SERVICES                                XX
BROKERAGE ALLOCATION AND OTHER PRACTICES                              XX
DESCRIPTION OF THE TRUST                                              XX
PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER                         XX
DOCUMENTS AND PRICING OF SHARES                                       XX
TAXATION                                                              XX
CALCULATION OF PERFORMANCE DATA                                       XX

           INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVES


The COMMUNICATIONS FOCUS FUND, FINANCIAL SERVICES FOCUS FUND, HEALTH CARE FOCUS FUND, and TECHNOLOGY FOCUS FUND (collectively, the "FOCUS FUNDS") each seek long-term capital growth.


The SCHWAB S&P 500 FUND seeks to track the price and dividend performance (total return) of common stocks of U. S. companies, as represented by Standard & Poor's 500 Composite Stock Price Index (the S&P 500(R)).


The SCHWAB 1000 FUND(R) seeks to match the total return of the Schwab 1000 Index(R), an index created to represent performance of publicly traded equity securities of the 1,000 largest U.S. companies.



The SCHWAB SMALL-CAP INDEX FUND(R) seeks to track the performance of a benchmark index that measures total return of small capitalization U.S. stocks.



The SCHWAB TOTAL STOCK MARKET INDEX FUND(R) seeks to track the total return of the entire U.S. stock market.



The SCHWAB INTERNATIONAL INDEX FUND(R) seeks to track the performance of a benchmark index that measures the total return of large, publicly traded non-U.S. companies from countries with developed equity markets outside of the United States.



The SCHWAB S&P 500 FUND, SCHWAB 1000 FUND, SCHWAB SMALL-CAP INDEX FUND, SCHWAB TOTAL STOCK MARKET INDEX FUND, and SCHWAB INTERNATIONAL INDEX FUND are collectively referred to as the "EQUITY INDEX FUNDS."



The INSTITUTIONAL SELECT(R) S&P 500 FUND, INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND, and INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND (collectively, the "INSTITUTIONAL SELECT FUNDS") each seek high total return.


The SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO seeks high capital growth over the long term.

The SCHWAB MARKETTRACK GROWTH PORTFOLIO seeks high capital growth with less volatility than an all stock portfolio.

The SCHWAB MARKETTRACK BALANCED PORTFOLIO seeks maximum total return, including both capital growth and income.

The SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO seeks income and more growth potential than an all bond fund.


The SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO, GROWTH PORTFOLIO, BALANCED PORTFOLIO, and CONSERVATIVE PORTFOLIO are referred to collectively as the "MARKETTRACK PORTFOLIOS."



The SCHWAB CORE EQUITY FUND(TM) seeks long-term capital growth.



The SCHWAB SMALL-CAP EQUITY FUND(TM) seeks long-term capital growth.

The SCHWAB HEDGED EQUITY FUND(TM) seeks long-term capital appreciation over market cycles with lower volatility than the broad equity market.



The SCHWAB DIVIDEND EQUITY FUND(TM) seeks current income and capital appreciation.



The investment objective for each fund may be changed only by vote of a majority of its outstanding voting shares. A majority of the outstanding voting shares of a fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of the fund are represented at the meeting or (b) more than 50% of the outstanding voting shares of a fund. There is no guarantee a fund will achieve its objective.


                              INVESTMENT STRATEGIES


The following investment strategies, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a fund's acquisition of such security or asset unless otherwise noted. Thus, any subsequent change in values, net assets or other circumstances does not require a fund to sell an investment if it could not then make the same investment. Not all investment securities or techniques discussed below are eligible investments for each fund.


SCHWAB FOCUS FUNDS:

Each of the Focus Funds pursues its investment goal by investing in companies in a particular economic sector.


THE COMMUNICATIONS FOCUS FUND will, under normal circumstances, invest at least 80% of its net assets in equity securities issued by companies in the communications sector. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes. The investments may include, for example, telephone service providers, such as local and long-distance telephone companies, cellular and paging services companies, telecommunications equipment makers, companies involved in telecommunications research, distribution, sales or service, and media companies (including radio and television). Certain types of companies in which the fund may invest are engaged in fierce competition for a share of the market for goods or services such as private and local area networks, or are engaged in the sale of telephone set equipment.



THE FINANCIAL SERVICES FOCUS FUND will, under normal circumstances, invest at least 80% of its net assets in equity securities issued by companies in the financial services sector. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes. The investments may include, for example, commercial banks, savings and loan associations, insurance companies, brokerage companies, asset management firms, real estate investment trusts and financial services firms.


The financial services sector is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Moreover, the federal laws generally separating commercial and investment banking were revised to permit a greater level of affiliation between financial services companies.

Rule 12d3-1 under the Investment Company Act of 1940 (the "1940 Act") limits the extent to which a fund may invest in the securities of any one company that derives more than 15% of its revenues from brokerage, underwriting or investment management activities. A fund may purchase securities of an issuer that derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions: (1) the purchase cannot cause more than 5% of the fund's total assets to be invested in securities of that issuer; (2) for any equity security, the purchase cannot result in the fund owning more than 5% of the issuer's outstanding securities in that class; and (3) for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer's debt securities.


THE HEALTH CARE FOCUS FUND will, under normal circumstances, invest at least 80% of its net assets in equity securities issued by companies in the health care sector. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes. The investments may include, for example, companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine, biotechnology and drug companies, health care facilities operators, medical product manufacturers and suppliers, medical services firms and medical providers.



THE TECHNOLOGY FOCUS FUND will, under normal circumstances, invest at least 80% of its net assets in equity securities issued by companies in the technology sector. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes. The investments may include, for example, companies that develop, produce, or distribute products or services in the electronic equipment, semiconductor, computer hardware and software, office equipment, Internet and defense and aerospace industries.


SCHWAB EQUITY INDEX FUNDS:


THE SCHWAB S&P 500 FUND will, under normal circumstances, invest at least 80% of its net assets in securities included in the S&P 500. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes.


The S&P 500 is representative of the performance of the U.S. stock market. The index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value. The S&P 500 does not contain the 500 largest stocks, as measured by market capitalization. Although many of the stocks in the index are among the largest, it also includes some relatively small companies. Those companies, however, generally are established companies within their industry group. Standard & Poor's (S&P) identifies important industry groups within the U.S. economy and then allocates a representative sample of stocks with each group to the S&P 500. There are four major industry sectors within the index: industrials, utilities, financial and transportation. The fund may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index.

The Schwab S&P 500 Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Schwab S&P 500 Fund or any member of the public regarding the advisability of investing in securities generally or in the Schwab S&P 500 Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Schwab S&P 500 Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to the Schwab S&P 500 Fund. S&P has no obligation to take the needs of the Schwab S&P 500 Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index.

S&P is not responsible for and has not participated in the determination of the prices and amount of Schwab S&P 500 Fund shares or in the determination or calculation of the equation by which the Schwab S&P 500 Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Schwab S&P 500 Fund's shares.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500
Index or any data included therein, and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Schwab S&P 500 Fund, its shareholders or any other person or entity from the use of the S&P 500(R)
Index or any data therein. S&P makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.


THE SCHWAB 1000 FUND(R) will, under normal circumstances, invest at least 80% of its net assets in securities included in the Schwab 1000 Index. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes.


To be included in the Schwab 1000 Index, a company must satisfy all of the following criteria: (1) it must be an "operating company" (i.e., not an investment company) or real estate investment trust incorporated in the United States, its territories or possessions; (2) a liquid market for its common shares must exist on the New York Stock Exchange (NYSE), American Stock Exchange
(AMEX) or the NASDAQ/NMS and (3) its market value must place it among the top 1,000 such companies as measured by market capitalization (share price times the number of shares outstanding). The fund may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index.


As of October ___, 2003, the aggregate market capitalization of the stocks included in the Schwab 1000 Index was approximately $___ trillion. This represents approximately ___% of the total market value of all publicly traded U.S. companies, as represented by the Wilshire 5000 Total Market Index.



THE SCHWAB SMALL-CAP INDEX FUND(R) will, under normal circumstances, invest at least 80% of its net assets in securities included in the benchmark index. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes.


The Schwab Small-Cap Index Fund intends to achieve its investment objective by tracking the price and dividend performance (total return) of the Schwab Small-Cap Index(R) (Small-Cap Index). The Schwab Small-Cap Index was created to represent the performance of equity securities of the second 1,000 largest U.S. companies, ranked by market capitalization (share price times the number of shares outstanding).

To be included in the Schwab Small-Cap Index, a company must satisfy all of the following criteria: (1) it must be an "operating company" (i.e., not an investment company) or a real estate investment trust incorporated in the United States, its territories or possessions; (2) a liquid market for its common shares must exist on the NYSE, AMEX or the NASDAQ/NMS and (3) its market value must place it among the second-largest 1,000 such companies as measured by market capitalization (i.e., from the company with a rank of 1,001 through the company with a rank of 2,000). The fund may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index.


THE SCHWAB TOTAL STOCK MARKET INDEX FUND(R) will, under normal circumstances, invest at least 80% of its net assets in securities included in the benchmark index. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes.



In pursuing its objective, the fund uses the Wilshire 5000 Total Market Index to measure the total return of the U.S. stock market. The Wilshire 5000 Total Market Index is representative of the performance of the entire U.S. stock market. The index measures the performance of all U.S. headquartered equity securities with readily available pricing data. It is a market-value weighted index consisting of approximately ____ stocks as of October ___, 2003. The fund may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index.


Wilshire and Wilshire 5000 are registered service marks of Wilshire Associates, Inc. The fund is not sponsored, endorsed, sold or promoted by Wilshire Associates, and Wilshire Associates is not in any way affiliated with the fund. Wilshire Associates makes no representation regarding the advisability of investing in the fund or in any stock included in the Wilshire 5000.

Because it would be too expensive to buy all of the stocks included in the index, the investment adviser may use statistical sampling techniques in an attempt to replicate the total return of the U.S. stock market using a smaller number of securities. These techniques use a smaller number of index securities than that included in the index, which, when taken together, are expected to perform similarly to the index. These techniques are based on a variety of factors, including capitalization, dividend yield, price/earnings ratio, and industry factors.


THE SCHWAB INTERNATIONAL INDEX FUND(R) will, under normal circumstances, invest at least 80% of its net assets in stocks included in the benchmark index. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes.


The Schwab International Index Fund intends to achieve its investment objective by tracking the price and dividend performance (total return) of the Schwab International Index(R) (International Index). The International Index was created to represent the performance of common stocks and other equity securities issued by large publicly traded companies from countries around the world with major developed securities markets, excluding the United States.

To be included in the International Index the securities must be issued by an operating company (i.e., not an investment company) whose principal trading market is in a country with a major developed securities market outside the United States. In addition, the market value of the company's outstanding securities must place the company among the top 350 such companies as measured by free-float adjusted market capitalization (share price times the number of shares available for purchase by international investors). The free-float available for purchase by international investors generally excludes shares held by strategic investors (such as governments, corporations, controlling shareholders and management) and shares subject to foreign ownership restrictions. The fund may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index. By tracking the largest companies in developed markets, the index represents the performance of what some analysts deem the "blue chips" of international markets. The index also is designed to provide a broad representation of the international market, by limiting investments by country to no more than 35% of the total market capitalization of the index. The International Index was first made available to the public on July 29, 1993.

The Schwab 1000 Index(R), Small-Cap Index and International Index were developed and are maintained by Schwab. Schwab receives no compensation from the funds for maintaining the indexes. Schwab reviews and, as necessary, revises the lists of companies whose securities are included in the Schwab 1000 Index, the Small-Cap Index and the International Index usually annually. Companies known by Schwab to meet or no longer meet the inclusion criteria may be added or deleted as appropriate. Schwab also will modify each index as necessary to account for corporate actions (e.g., new issues, repurchases, stock dividends/splits, tenders, mergers, stock swaps, spin-offs or bankruptcy filings made because of a company's inability to continue operating as a going concern).


Schwab may change the Schwab 1000 Index and the Small-Cap Index inclusion criteria if it determines that doing so would cause the Schwab 1000 Index and the Small-Cap Index to be more representative of the domestic equity market. Schwab also may change the International Index inclusion criteria if it determines that doing so would cause the International Index to be more representative of the large, publicly traded international company equity market. In the future, the Board of Trustees, may take necessary and timely action to change the benchmark index for the Schwab Small-Cap Index Fund(R), including selecting a new one, should it decide that such changes would better enable the fund to seek its objective of tracking the small-cap U.S. stock sector and taking such action would be in the best interest of the fund's shareholders. The Board of Trustees also may take necessary and timely action to change the benchmark index for the Schwab International Index Fund(R), including selecting a new one, should it decide that such changes would better enable the fund to seek its objective of tracking the international stock sector and taking such action would be in the best interest of the fund's shareholders. The Board of Trustees may select another index for the Schwab 1000 Fund(R), subject to shareholder approval, should it decide that taking such action would be in the best interest of the fund's shareholders.


A particular stock's weighting in the Small-Cap Index or the Schwab 1000 Index is based on its relative total market value (i.e., its market price per share times the number of shares outstanding), divided by the total market capitalization of its index.

A particular stock's weighting in the International Index is based on its relative free-float adjusted market value, divided by the total free-float adjusted market capitalization of the index.


INSTITUTIONAL SELECT(R) FUNDS:



THE INSTITUTIONAL SELECT(R) S&P 500 FUND intends to achieve its objective by tracking the performance of the S&P 500(R) Index. It is the Institutional Select S&P 500 Fund's policy that under normal circumstances it will invest at least 80% of its net assets in securities included in the benchmark. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes.


The S&P 500 Index is representative of the performance of the U.S. stock market. The index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value. The S&P 500 does not contain the 500 largest stocks, as measured by market capitalization. Although many of the stocks in the index are among the largest, it also includes some relatively small companies. Those companies, however, generally are established companies within their industry group. Standard & Poor's (S&P) identifies important industry groups within the U.S. economy and then allocates a representative sample of stocks within each group to the S&P 500. There are four major industry sectors within the index: industrials, utilities, financial and transportation. The fund may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index.


THE INSTITUTIONAL SELECT(R) LARGE-CAP VALUE INDEX FUND intends to achieve its objective by tracking the performance of the S&P 500/Barra Value Index. It is the Institutional Select Large-Cap Value Index Fund's policy that under normal circumstances it will invest at least 80% of its net assets in securities included in the benchmark. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes.



The S&P 500/Barra Value Index is a widely recognized index comprised of ____ large-cap value common stocks selected by Barra, Inc. and Standard & Poor's, as of [December 31, 2003]. The total value of the index (as measured by the combined market capitalization of the companies included in the index) is approximately one-half of the total value of the S&P 500 Index. The securities of the companies with the highest book-to-price ratios may be included in the index. Barra, Inc. and Standard & Poor's rebalance the index at least semi-annually. The fund may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index.



THE INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND intends to achieve its objective by tracking the performance of the S&P SmallCap 600/Barra Value Index. It is the Institutional Select Small-Cap Value Index Fund's policy that under normal circumstances it will invest at least 80% of its net assets in securities included in the benchmark. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes.



The S&P SmallCap 600/Barra Value Index is a widely recognized index comprised of ___ small-cap value common stocks selected by Barra, Inc. and Standard & Poor's, as of [December 31, 2003]. The total value of the index (as measured by the combined market capitalization of the companies included in the index) is approximately one-half of the total value of the S&P SmallCap 600 Index. The securities of companies with the highest book-to-price ratios may be included in the index. Barra, Inc. and Standard & Poor's rebalance the index at least semi-annually. The fund may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index.


The Institutional Select S&P 500, Institutional Select Large-Cap Value Index, and Institutional Select Small-Cap Value Index Funds are not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the S&P 500 Index, the S&P 500/Barra Value Index or the S&P SmallCap 600/Barra Value Index to track general stock market performance. S&P's only relationship to the funds is the licensing of certain trademarks and trade names of S&P and of the S&P Indexes, which are determined, composed and calculated by S&P without regard to the Institutional Select Funds. S&P has no obligation to take the needs of the Institutional Select Funds or their shareholders into consideration in determining, composing or calculating the S&P Indexes. S&P is not responsible for and has not participated in the determination of the prices and amounts of the funds' shares or in the determination or calculation of the equation by which the funds' shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the funds' shares.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index, the S&P 500/Barra Value Index or the S&P SmallCap 600/Barra Value Index or any data included therein, and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the funds, their shareholders or any other person or entity from the use of the S&P Indexes or any data therein. S&P makes no express or implied warranties and expressly disclaims all warranties or merchantability or fitness for a particular purpose or use with respect to the S&P Indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

SCHWAB MARKETTRACK PORTFOLIOS:

Each MarketTrack Portfolio seeks to maintain a defined mix of asset classes over time, and each invests mainly in a combination of other SchwabFunds(R)), which are managed using indexing strategies. The MarketTrack Portfolios may invest in various types of underlying funds, which are summarized below. Not all underlying funds discussed below are eligible investments for each MarketTrack Portfolio. Each MarketTrack Portfolio also may invest in securities other than shares of SchwabFunds, such as stocks, bonds and money market securities, and engage in certain investment techniques. These investments and the risks normally associated with these investments are discussed below.


MUTUAL FUNDS (open-end mutual funds) are registered investment companies, which issue and redeem their shares on a continuous basis. CLOSED-END FUNDS are registered investment companies that offer a fixed number of shares and are usually listed on an exchange. These funds generally offer investors the advantages of diversification and professional investment management, by combining shareholders' money and investing it in various types of securities, such as stocks, bonds and money market securities. These funds also make various investments and use certain techniques in order to enhance their performance. These may include entering into delayed-delivery and when-issued securities transactions or swap agreements; buying and selling futures contracts, illiquid and restricted securities and repurchase agreements and borrowing or lending money and/or portfolio securities. The risks of investing in these funds generally reflect the risks of the securities in which these funds invest and the investment techniques they may employ. Also, these funds charge fees and incur operating expenses. Each portfolio will normally invest at least 50% of their assets in other SchwabFunds(R), which are registered open-end investment companies.


STOCK FUNDS typically seek growth of capital and invest primarily in equity securities. Other investments generally include debt securities, such as U.S. government securities, and some illiquid and restricted securities. Stock funds typically may enter into delayed-delivery or when-issued securities transactions, repurchase agreements, swap agreements and futures and options contracts. Some stock funds invest exclusively in equity securities and may focus on a specialized segment of the stock market, like stocks of small companies or foreign issuers, or may focus on a specific industry or group of industries. The greater a fund's investment in stock, the greater exposure it will have to stock risk and stock market risk. Stock risk is the risk that a stock may decline in price over the short or long term. When a stock's price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Some stocks, like small company and international stocks, are more sensitive to stock risk than others. Diversifying investments across companies can help to lower the stock risk of a portfolio. Market risk is typically the result of a negative economic condition that affects the value of an entire class of securities, such as stocks or bonds. Diversification among various asset classes, such as stocks, bonds and cash, can help to lower the market risk of a portfolio. The SchwabFunds(R) stock funds that the portfolios may currently invest in are the Schwab S&P 500 Fund, Schwab Small-Cap Index Fund(R), and Schwab International Index Fund(R). A stock fund's other investments and use of investment techniques also will affect its performance and portfolio value. While it is the MarketTrack All Equity Portfolio's target allocation to invest 100% in stock investments, it is the portfolio's policy that, under normal circumstances, it will invest at least 80% of its net assets in equity securities. The portfolio will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes.



SMALL-CAP STOCK FUNDS typically seek capital growth and invest primarily in equity securities of companies with smaller market capitalizations. Small-cap stock funds generally make similar types of investments and employ similar types of techniques as other stock funds, except that they focus on stocks issued by companies at the lower end of the total capitalization of the U.S. stock market. These stocks tend to be more volatile than stocks of companies of larger capitalized companies. Small-cap stock funds, therefore, tend to be more volatile than stock funds that invest in mid- or large-cap stocks, and are normally recommended for long-term investors. The SchwabFunds small-cap stock fund that the portfolios may currently invest in is the Schwab Small-Cap Index Fund(R). For a more detailed discussion of the risks of small-cap stocks, please refer to "Small-Cap Stocks" later in the document.



INTERNATIONAL STOCK FUNDS typically seek capital growth and invest primarily in equity securities of foreign issuers. Global stock funds invest primarily in equity securities of both domestic and foreign issuers. International and global stock funds generally make similar types of investments and employ similar types of investment techniques as other stock funds, except they focus on stocks of foreign issuers. Some international stock and global stock funds invest exclusively in foreign securities. Some of these funds invest in securities of issuers located in emerging or developing securities markets. These funds have greater exposure to the risks associated with international investing. International and global stock funds also may invest in foreign currencies and depositary receipts and enter into futures and options contracts on foreign currencies and forward foreign currency exchange contracts. The SchwabFunds international stock fund that the portfolios may currently invest in is the Schwab International Index Fund(R). For a more detailed discussion of the risks of international stock, please refer to "Foreign Securities" later in the document.



BOND FUNDS typically seek high current income by investing primarily in debt securities, including U.S. government securities, corporate bonds, stripped securities and mortgage- and asset-backed securities. Other investments may include some illiquid and restricted securities. Bond funds typically may enter into delayed-delivery or when-issued securities transactions, repurchase agreements, swap agreements and futures contracts. Bond funds are subject to interest rate and income risks as well as credit and prepayment risks. When interest rates fall, the prices of debt securities generally rise, which may affect the values of bond funds and their yields. For example, when interest rates fall, issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. A bond fund holding these securities would be forced to invest the principal received from the issuer in lower yielding debt securities. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This risk is known as extension risk and may affect the value of a bond fund if the value of its securities are depreciated as a result of the higher market interest rates. Bond funds also are subject to the risk that the issuers of the securities in their portfolios will not make timely interest and/or principal payments or fail to make them at all. The SchwabFunds(R) bond fund that the portfolios may currently invest in is the Schwab Total Bond Market Fund (formerly known as Schwab Total Bond Market Index Fund). For a more detailed discussion of the risks of bonds, please refer to "Debt Securities" later in the document.



MONEY MARKET FUNDS typically seek current income and a stable share price of $1.00 by investing in money market securities. Money market securities include commercial paper and short-term U.S. government securities, certificates of deposit, banker's acceptances and repurchase agreements. Some money market securities may be illiquid or restricted securities or purchased on a delayed-delivery or when issued basis. The SchwabFunds money market fund that the portfolios may currently invest in is the Schwab Value Advantage Money Fund(R). For a more detailed discussion of the risks of money market securities, please refer to "Money Market Securities" later in the document.



SCHWAB CORE EQUITY FUND(TM):



The Core Equity Fund will, under normal circumstances, invest at least 80% of its net assets in equity securities of U.S. companies. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes.

SCHWAB SMALL-CAP EQUITY FUND(TM):


The Small-Cap Equity Fund will, under normal circumstances, invest at least 80% of its net assets in small-cap equity securities. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes. The fund typically invests in small-cap stocks that are included in the S&P SmallCap 600 Index or that have market capitalizations of $100 million to $1.5 billion at the time the stock is purchased.


SCHWAB HEDGED EQUITY FUND(TM):



The Hedged Equity Fund will, under normal circumstances, invest at least 80% of its net assets in equity securities, primarily common stocks. The fund will notify shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes.



SCHWAB DIVIDEND EQUITY FUND(TM):


The Dividend Equity Fund will, under normal circumstances, invest at least 80% of its net assets in dividend paying common and preferred stocks. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes. Dividend paying stocks are those stocks that historically have paid, or the manager anticipates will pay, a dividend.


                       INVESTMENTS, RISKS AND LIMITATIONS



The different types of investments that the funds (or, in the case of the MarketTrack Portfolios, an underlying fund) typically may invest in, the investment techniques they may use and the risks normally associated with these investments are discussed below. Although, all of a MarketTrack Portfolio's underlying funds various types of investments and investment techniques are not currently known. Each MarketTrack Portfolio also may invest in securities other than shares of SchwabFunds, such as stocks, bonds and money market securities, and engage in certain investment techniques, which are outlined below. For purposes of the descriptions below, references to "a fund" or "the funds" include each portfolio of the MarketTrack Portfolios, unless otherwise noted.


Not all securities or techniques discussed below are eligible investments for each fund. A fund will make investments that are intended to help achieve its investment objective.

ASSET-BACKED SECURITIES are securities that are backed by the loans or accounts receivable of an entity, such as a bank or credit card company. These securities are obligations that the issuer intends to repay using the assets backing them (once collected). Therefore, repayment may depend largely on the cash flows generated by the assets backing the securities. The rate of principal payments on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision, and actual yield to maturity may be more or less than the anticipated yield to maturity. Sometimes the credit support for asset-backed securities is limited to the underlying assets, but, in other cases, may be provided by a third party via a letter of credit or insurance guarantee.

BANKERS' ACCEPTANCES or notes are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. A fund will invest only in bankers' acceptances of banks that have capital, surplus and undivided profits in excess of $100 million.


BORROWING. A fund may borrow for temporary or emergency purposes; for example, a fund may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. A fund's borrowings will be subject to interest costs. Borrowing can also involve leveraging when securities are purchased with the borrowed money. Leveraging creates interest expenses that can exceed the income from the assets purchased with the borrowed money. In addition, leveraging may magnify changes in the net asset value of a fund's shares and in its portfolio yield. A fund will earmark or segregate assets to cover such borrowings in accordance with positions of the Securities and Exchange Commission (SEC). If assets used to secure a borrowing decrease in value, a fund may be required to pledge additional collateral to avoid liquidation of those assets.



A fund may establish lines-of-credit (lines) with certain banks by which it may borrow funds for temporary or emergency purposes. A borrowing is presumed to be for temporary or emergency purposes if it is repaid by a fund within 60 days and is not extended or renewed. Each fund may use the lines to meet large or unexpected redemptions that would otherwise force the fund to liquidate securities under circumstances which are unfavorable to the fund's remaining shareholders. In addition, the Hedged Equity Fund may establish lines with certain banks by which it may borrow funds for investment purposes, such as the purchase of securities. Each fund will pay fees to the banks for using its lines.


CERTIFICATES OF DEPOSIT or time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. A fund will invest only in certificates of deposit of banks that have capital, surplus and undivided profits in excess of $100 million.

COMMERCIAL PAPER consists of short-term, promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.


CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. Each of the Focus Funds will, under normal conditions, invest 25% or more of its total assets in the industry or group of industries representing its sector. Each of the Equity Index and Institutional Select(R) Funds will not concentrate its investments, unless its index is so concentrated. Each of the MarketTrack Portfolios will not concentrate its investments in a particular industry or group of industries unless its underlying fund investments are so concentrated. The Core Equity and Hedged Equity Funds will not concentrate investments in a particular industry or group of industries, unless the S&P 500 Index is so concentrated. The Dividend Equity Fund will not concentrate its investments in a particular industry or group of industries. The Small-Cap Equity Fund will not concentrate its investments in a particular industry or group of industries, unless the S&P SmallCap 600 Index is so concentrated.


CREDIT AND LIQUIDITY supports may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities. Liquidity supports include puts and demand features. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a fund, and affect its share price.

DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Also, issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. This is especially true for bonds with sinking fund provisions, which commit the issuer to set aside a certain amount of money to cover timely repayment of principal and typically allow the issuer to annually repurchase certain of its outstanding bonds from the open market or at a pre-set call price.

Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest.

Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all. This is called credit risk. Corporate debt securities (bonds) tend to have higher credit risk generally than U.S. government debt securities. Debt securities also may be subject to price volatility due to market perception of future interest rates, the creditworthiness of the issuer and general market liquidity (market risk). Investment-grade debt securities are considered medium- or/and high-quality securities, although some still possess varying degrees of speculative characteristics and risks. Debt securities rated below investment-grade are riskier, but may offer higher yields. These securities are sometimes referred to as high yield securities or "junk bonds." The market for these securities has historically been less liquid than for investment-grade securities.

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. A fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could suffer losses.

DEPOSITARY RECEIPTS include American or European Depositary Receipts (ADRs or
EDRs), Global Depositary Receipts or Shares (GDRs or GDSs) or other similar global instruments that are receipts representing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. These securities are designed for U.S. and European securities markets as alternatives to purchasing underlying securities in their corresponding national markets and currencies. Depositary receipts can be sponsored or unsponsored. Sponsored depositary receipts are certificates in which a bank or financial institution participates with a custodian. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of an unsponsored depositary receipt.

Depositary Receipts also include securities issued by a trust representing an undivided beneficial ownership interest in the assets of the trust, usually common stocks of a group of companies. The trust generally holds the deposited common stocks for the benefit of the holders of the depositary receipts. Issuers generally are not registered as investment companies under the 1940 Act. The trustee of a trust is typically limited to performing only administrative and ministerial duties, for which it is paid out of trust assets. The risks of investing in depositary receipts generally reflect the risks of the securities held in the trust. The acquisition and disposal of some depositary receipts is limited to round-lots or round-lot multiples. Depositary receipts may trade in the secondary market at prices lower than the aggregate value of the corresponding underlying securities. In such cases, some depositary receipts enable the holders to realize the underlying value of the securities by canceling the receipt and receiving a corresponding amount of underlying securities, which requires the payment of fees and expenses.


DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each fund is a series of an open-end investment management company. Each of the Focus Funds is a non-diversified mutual fund, which means it may invest in relatively few issuers. Each of the Focus Funds intends to diversify its investments to the extent required to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). The Equity Index Funds, Institutional Select(R) Funds, MarketTrack Portfolios, Core Equity Fund, Hedged Equity Fund, Dividend Equity Fund and Small-Cap Equity Fund are diversified mutual funds.


EMERGING OR DEVELOPING MARKETS exist in countries that are considered to be in the initial stages of industrialization. The risks of investing in these markets are similar to the risks of international investing in general, although the risks are greater in emerging and developing markets. Countries with emerging or developing securities markets tend to have economic structures that are less stable than countries with developed securities markets. This is because their economies may be based on only a few industries and their securities markets may trade a small number of securities. Prices on these exchanges tend to be volatile, and securities in these countries historically have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

EQUITY SECURITIES represent ownership interests in a company, and are commonly called "stocks." Equity securities historically have outperformed most other securities, although their prices can fluctuate based on changes in a company's financial condition, market conditions and political, economic or even company-specific news. When a stock's price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Sometimes factors, such as economic conditions or political events, affect the value of stocks of companies of the same or similar industry or group of industries, and may affect the entire stock market.


Types of equity securities include common stocks, preferred stocks, convertible securities, warrants, ADRs, EDRs, and interests in real estate investment trusts, (for more information on real estate investment trusts, "REITs", see section entitled "Real Estate Investments Trusts").


Common stocks, which are probably the most recognized type of equity security, represent an equity or ownership interest in an issuer and usually entitle the owner to voting rights in the election of the corporation's directors and any other matters submitted to the corporation's shareholders for voting, as well as to receive dividends on such stock. The market value of common stock can fluctuate widely, as it reflects increases and decreases in an issuer's earnings. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners, other debt holders and owners of preferred stock take precedence over the claims of common stock owners.


Preferred stocks represent an equity or ownership interest in an issuer but do not ordinarily carry voting rights, though they may carry limited voting rights. Preferred stocks normally have preference over the corporation's assets and earnings, however. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks normally pay dividends at a specified rate. However, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over the claims of preferred and common stock owners. Certain classes of preferred stock are convertible into shares of common stock of the issuer. By holding convertible preferred stock, a fund can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock. Preferred stock is subject to many of the same risks as common stock and debt securities.



Convertible securities are typically preferred stocks or bonds that are exchangeable for a specific number of another form of security (usually the issuer's common stock) at a specified price or ratio. A convertible security generally entitles the holder to receive interest paid or accrued on bonds or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. A corporation may issue a convertible security that is subject to redemption after a specified date, and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. Convertible bonds typically pay a lower interest rate and have lower ratings from ratings organizations than nonconvertible bonds of the same quality and maturity, because of the convertible feature. This structure allows the holder of the convertible bond to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value and the option to convert to common stocks becomes more valuable.



Prior to conversion, convertible securities have characteristics and risks similar to nonconvertible debt and equity securities. In addition, convertible securities are often concentrated in economic sectors, which, like the stock market in general, may experience unpredictable declines in value, as well as periods of poor performance, which may last for several years. There may be a small trading market for a particular convertible security at any given time, which may adversely impact market price and a fund's ability to liquidate a particular security or respond to an economic event, including deterioration of an issuer's creditworthiness.


Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds, but do not have a maturity date. Due to their fixed income features, convertible securities provide higher income potential than the issuer's common stock, but typically are more sensitive to interest rate changes than the underlying common stock. In the event of a company's liquidation, bondholders have claims on company assets senior to those of shareholders; preferred shareholders have claims senior to those of common shareholders.

Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks declines, the price of the issuer's convertible securities will tend not to fall as much because the convertible security's income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because their conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component. The Dividend Equity Fund may invest up to 20% of its assets in convertible securities.

Warrants are types of securities usually issued with bonds and preferred stock that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. The prices of warrants do not necessarily move parallel to the prices of the underlying common stock. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and the fund will lose the purchase price it paid for the warrant and the right to purchase the underlying security.


EXCHANGE TRADED FUNDS ("ETFs") are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts ("UITs"). ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An "index-based ETF" seeks to track the performance of an index holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.


FOREIGN SECURITIES involve additional risks, including foreign currency exchange rate risks, because they are issued by foreign entities, including foreign governments, banks and corporations, or because they are traded principally overseas. Foreign securities in which a fund may invest include foreign entities that are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, as well as fluctuating foreign currency exchange rates and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a fund will endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. These factors and others may increase the risks with respect to the liquidity of a fund, and its ability to meet a large number of shareholder redemption requests.

Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a fund to miss attractive investment opportunities. Losses to a fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for a fund.

Investments in the securities of foreign issuers may be made and held in foreign currencies. In addition, a fund may hold cash in foreign currencies. These investments may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may cause a fund to incur costs in connection with conversions between various currencies. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market as well as by political and economic factors. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a fund.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS involve the purchase or sale of foreign currency at an established exchange rate, but with payment and delivery at a specified future time. Many foreign securities markets do not settle trades within a time frame that would be considered customary in the U.S. stock market. Therefore, a fund may engage in forward foreign currency exchange contracts in order to secure exchange rates for portfolio securities purchased or sold, but awaiting settlement. These transactions do not seek to eliminate any fluctuations in the underlying prices of the securities involved. Instead, the transactions simply establish a rate of exchange that can be expected when a fund settles its securities transactions in the future. Forwards involve certain risks. For example, if the counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, a fund could sustain a loss.


The underlying funds in which the MarketTrack Portfolios may invest also may engage in forward foreign currency exchange contracts to protect the value of specific portfolio positions, which is called "position hedging." When engaging in position hedging, an underlying fund may enter into forward foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which portfolio securities are denominated (or against an increase in the value of currency for securities that the underlying fund expects to purchase). Buying and selling foreign currency exchange contracts involves costs and may result in losses. The ability of an underlying fund to engage in these transactions may be limited by tax considerations. Although these techniques tend to minimize the risk of loss due to declines in the value of the hedged currency, they tend to limit any potential gain that might result from an increase in the value of such currency. Transactions in these contracts involve certain other risks. Unanticipated fluctuations in currency prices may result in a poorer overall performance for the underlying funds than if they had not engaged in any such transactions. Moreover, there may be imperfect correlation between the underlying fund's holdings of securities denominated in a particular currency and forward contracts into which the underlying fund enters. Such imperfect correlation may cause an underlying fund to sustain losses, which will prevent it from achieving a complete hedge or expose it to risk of foreign exchange loss. Losses to an underlying fund will affect the performance of its corresponding MarketTrack Portfolio.

FUTURES CONTRACTS are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed-upon price on a stipulated future date. In the case of futures contracts relating to an index or otherwise not calling for physical delivery at the close of the transaction, the parties usually agree to deliver the final cash settlement price of the contract. A fund may purchase and sell futures contracts based on securities, securities indices and foreign currencies, interest rates, or any other futures contracts traded on U.S. exchanges or boards of trade that the Commodities Futures Trading Commission
(CFTC) licenses and regulates on foreign exchanges.


A fund must maintain a small portion of its assets in cash to process shareholder transactions in and out of the fund and to pay its expenses. In order to reduce the effect this otherwise uninvested cash would have on its performance, a fund may purchase futures contracts. Such transactions allow a fund's cash balance to produce a return similar to that of the underlying security or index on which the futures contract is based. With respect to the Schwab Total Stock Market Index Fund(R) and Schwab Small-Cap Index Fund(R), because there is not currently available any futures contract tied directly to either the total return of the U.S. stock market or these funds' indices, there is no guarantee that this strategy will be successful. A fund may purchase or sell futures contracts on a specified foreign currency to "fix" the price in U.S. dollars of the foreign security it has acquired or sold or expects to acquire or sell. A fund may enter into a futures contract for these or other reasons.


When buying or selling futures contracts, a fund must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as "initial margin" and must be in the form of liquid debt instruments, including cash, cash-equivalents and U.S. government securities. Subsequent payments to and from the broker, known as "variation margin" may be made daily, if necessary, as the value of the futures contracts fluctuates. This process is known as "marking-to-market." The margin amount will be returned to a fund upon termination of the futures contracts assuming all contractual obligations are satisfied. A fund's aggregate initial and variation margin payments required to establish its futures positions may not exceed 5% of its net assets. Because margin requirements are normally only a fraction of the amount of the futures contracts in a given transaction, futures trading can involve a great deal of leverage. In order to avoid this, a fund will earmark or segregate assets for any outstanding futures contracts as may be required under the federal securities laws. Underlying funds in which the MarketTrack Portfolios invest may have the same or different arrangements.

While a fund may purchase and sell futures contracts in order to simulate full investment, there are risks associated with these transactions. Adverse market movements could cause a fund to experience substantial losses when buying and selling futures contracts. Of course, barring significant market distortions, similar results would have been expected if a fund had instead transacted in the underlying securities directly. There also is the risk of losing any margin payments held by a broker in the event of its bankruptcy. Additionally, a fund incurs transaction costs (i.e., brokerage fees) when engaging in futures trading.

Futures contracts normally require actual delivery or acquisition of an underlying security or cash value of an index on the expiration date of the contract. In most cases, however, the contractual obligation is fulfilled before the date of the contract by buying or selling, as the case may be, identical futures contracts. Such offsetting transactions terminate the original contracts and cancel the obligation to take or make delivery of the underlying securities or cash. There may not always be a liquid secondary market at the time a fund seeks to close out a futures position. If a fund is unable to close out its position and prices move adversely, a fund would have to continue to make daily cash payments to maintain its margin requirements. If a fund had insufficient cash to meet these requirements it may have to sell portfolio securities at a disadvantageous time or incur extra costs by borrowing the cash. Also, a fund may be required to make or take delivery of, and incur extra transaction costs buying or selling the underlying securities. A fund seek to reduce the risks associated with futures transactions by buying and selling futures contracts that are traded on national exchanges or for which there appears to be a liquid secondary market.

ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.


INDEXING STRATEGIES involve tracking the securities represented in, and therefore, performance of an index. Each Equity Index Fund and Institutional Select(R) Fund (the "index funds") normally will invest primarily in the securities of its index. Moreover, each of these index funds invest so that its portfolio performs similarly to that of its index. Each of these index funds tries to generally match its holdings in a particular security to its weight in the index. Each index fund will seek a correlation between its performance and that of its index of 0.90 or better. A perfect correlation of 1.0 is unlikely as the index funds incur operating and trading expenses unlike their indices. An index fund may rebalance its holdings in order to track its index more closely. In the event its intended correlation is not achieved, the Board of Trustees will consider alternative arrangements for an index fund. Certain of the Equity Index Funds serve as underlying funds for the MarketTrack Portfolios.

INTERFUND BORROWING AND LENDING. A fund may borrow money from and/or lend money to other funds/portfolios in the Schwab complex. All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds.


MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, banker's acceptances, notes and time deposits.

Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or sold separately, sometimes called demand features or guarantees, which are agreements that allow the buyer to sell a security at a specified price and time to the seller or "put provider." When a fund buys a put, losses could occur as a result of the costs of the put or if it exercises its rights under the put and the put provider does not perform as agreed. Standby commitments are types of puts.

A fund must keep a portion of its assets in cash for business operations. In order to reduce the effect this otherwise uninvested cash would have on its performance, a fund may invest in money market securities.

MORTGAGE-BACKED SECURITIES represent an interest in an underlying pool of mortgages. Issuers of these securities include agencies and instrumentalities of the U.S. government, such as Freddie Mac and Fannie Mae, and private entities, such as banks. The income paid on mortgage-backed securities depends upon the income received from the underlying pool of mortgages. Mortgage-backed securities include collateralized mortgage obligations, mortgage-backed bonds and stripped mortgage-backed securities. These securities are subject to interest rate risk, like other debt securities, in addition to prepayment and extension risk. Prepayments occur when the holder of an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity indicates. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of mortgage-backed securities. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments adversely impact yields for mortgage-backed securities purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not be fully amortized at the time the obligation is repaid. The opposite is true for mortgage-backed securities purchased at a discount. The MarketTrack Portfolios may purchase mortgage-related securities at a premium or at a discount. When interest rates rise, extension risk increases and may affect the value of a MarketTrack Portfolio. Principal and interest payments on the mortgage-related securities are guaranteed by the government however, such guarantees do not extend to the value or yield of the mortgage-related securities themselves or of a MarketTrack Portfolio's shares.

OPTIONS CONTRACTS generally provide the right to buy or sell a security, commodity, futures contract or foreign currency in exchange for an agreed upon price. If the right is not exercised after a specified period, the option expires and the option buyer forfeits the money paid to the option seller.

A call option gives the buyer the right to buy a specified number of shares of a security at a fixed price on or before a specified date in the future. For this right, the call option buyer pays the call option seller, commonly called the call option writer, a fee called a premium. Call option buyers are usually anticipating that the price of the underlying security will rise above the price fixed with the call writer, thereby allowing them to profit. If the price of the underlying security does not rise, the call option buyer's losses are limited to the premium paid to the call option writer. For call option writers, a rise in the price of the underlying security will be offset in part by the premium received from the call option buyer. If the call option writer does not own the underlying security, however, the losses that may ensue if the price rises could be potentially unlimited. If the call option writer owns the underlying security or commodity, this is called writing a covered call. All call options written by a fund will be covered, which means that the fund will own the securities subject to the option so long as the option is outstanding.

A put option is the opposite of a call option. It gives the buyer the right to sell a specified number of shares of a security at a fixed price on or before a specified date in the future. Put option buyers are usually anticipating a decline in the price of the underlying security, and wish to offset those losses when selling the security at a later date. All put options a fund writes will be covered, which means that the fund will earmark or segregate cash, U.S. government securities or other liquid debt securities with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for a fund. However, in return for the option premium, a fund accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities market value at the time of purchase.

A fund may purchase and write put and call options on any securities in which it may invest or any securities index or basket of securities based on securities in which it may invest. A fund may purchase and write such options on securities that are listed on domestic or foreign securities exchanges or traded in the over-the-counter market. Like futures contracts, option contracts are rarely exercised. Option buyers usually sell the option before it expires. Option writers may terminate their obligations under a written call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions." A fund may enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased or written.


An exchange traded currency option position may be closed out only on an options exchange that provides a secondary market for an option of the same series. Although a fund generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option or at any particular time. If a fund is unable to effect a closing purchase transaction with respect to options it has written, it will not be able to sell the underlying securities or dispose of assets earmarked or held in a segregated account until the options expire or are exercised. Similarly, if a fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.


Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options;
(2) an exchange may impose restrictions on opening transactions or closing transactions or both; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or the Options Clearing Corporation (the OCC) may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, a fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to a formula the staff of the SEC approves.

Additional risks are involved with options trading because of the low margin deposits required and the extremely high degree of leverage that may be involved in options trading. There may be imperfect correlation between the change in market value of the securities held by a fund and the prices of the options, possible lack of a liquid secondary markets, and the resulting inability to close such positions prior to their maturity dates.

A fund may write or purchase an option only when the market value of that option, when aggregated with the market value of all other options transactions made on behalf of the fund, does not exceed 5% of its net assets.

PROMISSORY NOTES are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.

REAL ESTATE INVESTMENT TRUSTS (REITS) are pooled investment vehicles, which invest primarily in income producing real estate or real estate related loans or interests and, in some cases, manage real estate. REITs are sometimes referred to as equity REITs, mortgage REITs or hybrid REITs. An equity REIT invests primarily in properties and generates income from rental and lease properties and, in some cases, from the management of real estate. Equity REITs also offer the potential for growth as a result of property appreciation and from the sale of appreciated property. Mortgage REITs invest primarily in real estate mortgages, which may secure construction, development or long-term loans, and derive income for the collection of interest payments. Hybrid REITS may combine the features of equity REITs and mortgage REITs. REITs are generally organized as corporations or business trusts, but are not taxed as a corporation if they meet certain requirements of Subchapter M of the Code. To qualify, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including other REITs), cash and government securities, distribute at least 95% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property.

Like any investment in real estate, a REIT's performance depends on many factors, such as its ability to find tenants for its properties, to renew leases, and to finance property purchases and renovations. In general, REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent a REIT concentrates its investment in certain regions or property types. For example, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants' failure to pay rent, or incompetent management. Property values could decrease because of overbuilding, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws. Ultimately, a REIT's performance depends on the types of properties it owns and how well the REIT manages its properties.

In general, during periods of rising interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds.

Higher interest rates also mean that financing for property purchases and improvements is more costly and difficult to obtain. During periods of declining interest rates, certain mortgage REITs may hold mortgages that mortgagors elect to prepay, which can reduce the yield on securities issued by mortgage REITs. Mortgage REITs may be affected by the ability of borrowers to repay debts to the REIT when due and equity REITs may be affected by the ability of tenants to pay rent.

Like small-cap stocks in general, certain REITs have relatively small market capitalizations and their securities can be more volatile than -- and at times will perform differently from -- large-cap stocks. In addition, because small-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuations than the stocks of larger companies. Further, REITs are dependent upon specialized management skills, have limited diversification, and are therefore subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a fund, a shareholder will bear indirectly a proportionate share of the REIT's expenses. Finally, REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act.

REPURCHASE AGREEMENTS are instruments under which a buyer acquires ownership of certain securities (usually U.S. government securities) from a seller who agrees to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the buyer's holding period. Any repurchase agreements a fund enters into will involve the fund as the buyer and banks or broker-dealers as sellers. The period of repurchase agreements is usually short
- from overnight to one week, although the securities collateralizing a repurchase agreement may have longer maturity dates. Default by the seller might cause a fund to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. A fund also may incur disposition costs in liquidating the collateral. In the event of a bankruptcy or other default of a repurchase agreement's seller, a fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. A fund will make payment under a repurchase agreement only upon physical delivery or evidence of book entry transfer of the collateral to the account of its custodian bank.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. Restricted securities may be considered to be liquid if an institutional or other market exists for these securities. In making this determination, a fund, under the direction and supervision of the Board of Trustees, will take into account the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). To the extent a fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund's portfolio may be increased if qualified institutional buyers become uninterested in purchasing these securities.


REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund would sell a security in exchange for cash and enter into an agreement to repurchase the security at a specified future date and price. A fund generally retains the right to interest and principal payments on the security. If a fund uses the cash it obtains to invest in other securities, this may be considered a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund's portfolio securities.



SECURITIES LENDING of portfolio securities is a common practice in the securities industry. A fund may engage in security lending arrangements. For example, a fund may receive cash collateral and may invest it in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to loaned securities may pass with the lending of the securities.


A fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents or other appropriate instruments maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the fund may at any time call the loan and obtain the return of the securities loaned; (3) the fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan (at market value computed at the time of the loan).

Although voting rights with respect to loaned securities pass to the borrower, the lender retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small-cap stocks. In addition, because recalling a security may involve expenses to a fund, it is expected that a fund will do so only where the items being voted upon are, in the judgment of the investment adviser, either material to the economic value of the security or threaten to materially impact the issuer's corporate governance policies or structure.

SECURITIES OF OTHER INVESTMENT COMPANIES. Investment companies generally offer investors the advantages of diversification and professional investment management, by combining shareholders' money and investing it in securities such as stocks, bonds and money market instruments. Investment companies include: (1) open-end funds (commonly called mutual funds) that issue and redeem their shares on a continuous basis, (2) closed-end funds that offer a fixed number of shares, and are usually listed on an exchange, and (3) unit investment trusts that generally offer a fixed number of redeemable shares. Certain open-end funds and unit investment trusts are traded on exchanges.

Investment companies may make investments and use techniques designed to enhance their performance. These may include delayed-delivery and when-issued securities transactions; swap agreements; buying and selling futures contracts, illiquid, and/or restricted securities and repurchase agreements; and borrowing or lending money and/or portfolio securities. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. Also, investment companies charge fees and incur expenses.


The funds may buy securities of other investment companies, including those of foreign issuers, in compliance with the requirements of federal law or any SEC exemptive order. The funds intend to vote any investment company proxies in accordance with instructions received, or in the same proportion as the vote of all other shareholders. A fund may invest in investment companies that are not registered with the SEC or privately placed securities of investment companies (which may or may not be registered), such as hedge funds and offshore funds. Unregistered funds are largely exempt from the regulatory requirements that apply to registered investment companies. As a result, unregistered funds may have a greater ability to make investments, or use investment techniques, that offer a higher potential investment return (for example, leveraging), but which may carry high risk. Unregistered funds, while not regulated by the SEC like registered funds, may be indirectly supervised by the financial institutions (e.g., commercial and investment banks) that may provide them with loans or other sources of capital. Investments in unregistered funds may be difficult to sell, which could cause a fund selling an interest in an unregistered fund to lose money. For example, many hedge funds require their investors to hold their investments for at least one year.

Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which a fund may invest in another investment company may be limited. With respect to investments in other mutual funds, the SEC has granted the funds an exemption from the limitations of the 1940 Act that restrict the amount of securities of underlying mutual funds a fund may hold, provided that certain conditions are met. The conditions requested by the SEC were designed to address certain abuses perceived to be associated with funds of funds, including unnecessary costs (such as sales loads, advisory fees and administrative costs), and undue influence by a fund of funds over the underlying fund. The conditions apply only when a fund and its affiliates in the aggregate own more than 3% of the outstanding shares of any one underlying fund.

Under the terms of the exemptive order, each fund and its affiliates may not control a non-affiliated underlying fund. Under the 1940 Act, any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a company is assumed to control that company. This limitation is measured at the time the investment is made.


SHORT SALES may be used by a fund as part of its overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. A fund may engage in short sales that are either "against the box" or "uncovered." A short sale is "against the box" if at all times during which the short position is open, a fund owns at least an equal amount of the securities or securities convertible into, or has the right to acquire, at no added cost, the securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to a fund with respect to the securities that are sold short. "Uncovered" short sales are transactions under which a fund sells a security it does not own. To complete such transaction, a fund may borrow the security through a broker to make delivery to the buyer and, in doing so, the fund becomes obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. A fund also may have to pay a fee to borrow particular securities, which would increase the cost of the security. In addition, a fund is often obligated to pay any accrued interest and dividends on the securities until they are replaced. The proceeds of the short sale position will be retained by the broker until a fund replaces the borrowed securities.


A fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security and, conversely, the fund will realize a gain if the price declines. Any gain will be decreased, and any loss increased, by the transaction costs described above. If a fund sells securities short "against the box," it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises. The successful use of short selling as a hedging strategy may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

A fund's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or other liquid securities. In addition, a fund will earmark cash or liquid assets or place in a segregated account an amount of cash or other liquid assets equal to the difference, if any, between (1) the market value of the securities sold short, marked-to-market daily, and (2) any cash or other liquid securities deposited as collateral with the broker in connection with the short sale.

SMALL-CAP STOCKS include common stocks issued by operating companies with market capitalizations that place them at the lower end of the stock market, as well as the stocks of companies that are determined to be small based on several factors, including the capitalization of the company and the amount of revenues. Historically, small-cap company stocks have been riskier than stocks issued by large- or mid-cap companies for a variety of reasons. Small-cap companies may have less certain growth prospects and are typically less diversified and less able to withstand changing economic conditions than larger capitalized companies. Small-cap companies also may have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small-cap companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small-cap company stocks pay low or no dividends.

These factors and others may cause sharp changes in the value of a small-cap company's stock, and even cause some small-cap companies to fail. Additionally, small-cap stocks may not be as broadly traded as large- or mid-cap stocks, and a fund's positions in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for a fund to dispose of securities of these small-cap companies at prevailing market prices in order to meet redemptions. This lower degree of liquidity can adversely affect the value of these securities. For these reasons and others, the value of a fund's investments in small-cap stocks is expected to be more volatile than other types of investments, including other types of stock investments. While small-cap stocks are generally considered to offer greater growth opportunities for investors, they involve greater risks and the share price of a fund that invests in small-cap stocks may change sharply during the short term and long term.


STOCK SUBSTITUTION STRATEGY is a strategy, whereby each Equity Index Fund and Institutional Select(R) Fund may, in certain circumstances, substitute a similar stock for a security in its index.



SWAP AGREEMENTS can be structured to increase or decrease a fund's exposure to long or short term interest rates, corporate borrowing rates and other conditions, such as changing security prices and inflation rates. They also can be structured to increase or decrease a fund's exposure to specific issuers or specific sectors of the bond market such as mortgage securities. For example, if a fund agreed to pay a longer-term fixed rate in exchange for a shorter-term floating rate while holding longer-term fixed rate bonds, the swap would tend to decrease a fund's exposure to longer-term interest rates. Swap agreements tend to increase or decrease the overall volatility of a fund's investments and its share price and yield. Changes in interest rates, or other factors determining the amount of payments due to and from a fund, can be the most significant factors in the performance of a swap agreement. If a swap agreement calls for payments from a fund, a fund must be prepared to make such payments when they are due. In order to help minimize risks, a fund will earmark or segregate appropriate assets for any accrued but unpaid net amounts owed under the terms of a swap agreement entered into on a net basis. All other swap agreements will require a fund to earmark or segregate assets in the amount of the accrued amounts owed under the swap. A fund could sustain losses if a counterparty does not perform as agreed under the terms of the swap. A fund will enter into swap agreements with counterparties deemed creditworthy by the investment adviser.



Swap agreements are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement. In addition, the funds may invest in swaptions, which are privately-negotiated option-based derivative products. Swaptions give the holder the right to enter into a swap. A fund may use a swaption in addition to or in lieu of a swap involving a similar rate or index.



For purposes of applying a fund's investment policies and restrictions (as stated in the prospectuses and this SAI) swap agreements are generally valued by the funds at market value. In the case of a credit default swap sold by a fund (i.e., where the fund is selling credit default protection), however, the fund will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.


TEMPORARY DEFENSIVE INVESTMENTS. During unusual economic or market conditions or for temporary defensive or liquidity purposes, the Dividend Equity Fund, Hedged Equity Fund, Small-Cap Equity Fund and the Focus Funds may invest up to 100% of their assets in cash, money market instruments, repurchase agreements and other short-term obligations.

U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities, such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae), and the Federal Home Loan Banks (FHLB), are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB). There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. Of course U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their yields and prices to fluctuate.

                             INVESTMENT LIMITATIONS


SCHWAB FOCUS FUNDS



COMMUNICATIONS FOCUS FUND, FINANCIAL SERVICES FOCUS FUND, HEALTH CARE FOCUS FUND AND TECHNOLOGY FOCUS FUND:


The following investment limitations may be changed only by vote of a majority of each fund's outstanding voting shares.

(1) Each fund will concentrate its investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. The Communications Focus Fund will concentrate its investments in securities of companies in the communications sector. The Financial Focus Fund will concentrate its investments in securities of companies in the financial services sector. The Health Care Focus Fund will concentrate its investments in securities of companies in the health care sector. The Technology Focus Fund will concentrate its investments in securities of companies in the technology sector.

(2) Each fund may not purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) Each fund may not make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(4) Each fund may not borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Each fund may not issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6) Each fund may not underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

THE FOLLOWING INVESTMENT POLICIES AND RESTRICTIONS ARE NON-FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.

Each fund may not:

(1)   Invest more than 15% of its net assets in illiquid securities.

(2) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

(4) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

(5) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (1) purchase securities of companies that deal in real estate or interests therein (including REITs), (2) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (3) purchase securities of companies that deal in precious metals or interests therein.

(6) Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

(7) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).


EQUITY INDEX FUNDS

THE FOLLOWING INVESTMENT LIMITATIONS MAY BE CHANGED ONLY BY VOTE OF A MAJORITY OF EACH FUND'S OUTSTANDING VOTING SHARES.


EACH OF THE SCHWAB S&P 500 FUND, SCHWAB 1000 FUND(R), SCHWAB SMALL-CAP INDEX FUND(R), AND SCHWAB INTERNATIONAL INDEX FUND(R) MAY NOT:


(1) Borrow money, except to the extent permitted under the Investment Company 1940 Act (the "1940 Act"), the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(4) Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(7) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.


IN ADDITION, EACH OF THE SCHWAB S&P 500 FUND, SCHWAB SMALL-CAP INDEX FUND(R) AND SCHWAB INTERNATIONAL INDEX FUND(R) MAY NOT:


(1) Purchase securities of other investment companies, except as permitted by the 1940 Act, including any exemptive relief granted by the SEC.


IN ADDITION, THE SCHWAB 1000 FUND(R) MAY NOT:


(1) Purchase securities of other investment companies, except as permitted by the 1940 Act.


THE SCHWAB TOTAL STOCK MARKET INDEX FUND(R) MAY NOT:


(1) Purchase securities of any issuer, except as consistent with the maintenance of its status as a diversified company under the 1940 Act.

(2) Concentrate investments in a particular industry or group of industries, except as permitted under the 1940 Act, or the rules or regulations thereunder.

(3) (i) Purchase or sell commodities, commodities contracts, futures or real estate, (ii) lend or borrow money, (iii) issue senior securities, (iv) underwrite securities or (v) pledge, mortgage or hypothecate any of its assets, except as permitted by the 1940 Act, or the rules or regulations thereunder.

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.

EACH FUND MAY NOT:

(1) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

(2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

(3) Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

(4) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

(5) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries (except that each fund may purchase securities to the extent that its index is also so concentrated).

(6) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that each fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.

(7)   Invest more than 15% of its net assets in illiquid securities.


IN ADDITION, THE SCHWAB SMALL-CAP INDEX FUND(R)

(1) Intends to achieve its investment objective by tracking the price and dividend performance (total return) of the Schwab Small-Cap Index.


IN ADDITION, THE SCHWAB INTERNATIONAL INDEX FUND(R)


(1) Intends to achieve its investment objective by tracking the price and dividend performance (total return) of the Schwab International Index.


IN ADDITION, THE SCHWAB TOTAL STOCK MARKET INDEX FUND(R) MAY NOT:


(1) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.


INSTITUTIONAL SELECT(R) FUNDS


THE FOLLOWING INVESTMENT LIMITATIONS MAY BE CHANGED ONLY BY VOTE OF A MAJORITY OF EACH FUND'S OUTSTANDING VOTING SHARES:

EACH OF THE INSTITUTIONAL SELECT S&P 500 FUND, INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND AND INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND MAY NOT:

(1) Purchase securities of any issuer, except as consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940 (the "1940 Act").

(2) Concentrate investments in a particular industry or group of industries, except as permitted under the 1940 Act, or the rules or regulations thereunder.

(3) (i) Purchase or sell commodities, commodities contracts, futures contracts or real estate, (ii) lend or borrow money, (iii) issue senior securities,
      (iv) underwrite securities or (v) pledge, mortgage or hypothecate any of its assets, except as permitted by the 1940 Act, or the rules or regulations thereunder.

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.

EACH FUND MAY NOT:

(1)   Invest more than 15% of its net assets in illiquid securities.

(2) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

(4) Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

(5) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

(6) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries (except that each fund may purchase securities to the extent that its index is also so concentrated).

(7) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

(8) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.


SCHWAB MARKETTRACK PORTFOLIOS


THE FOLLOWING INVESTMENT LIMITATIONS MAY BE CHANGED ONLY BY VOTE OF A MAJORITY OF EACH PORTFOLIO'S OUTSTANDING VOTING SHARES.

THE ALL EQUITY PORTFOLIO MAY NOT:

(1) Purchase securities of any issuer unless consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940 (the "1940 Act").

(2) Concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder.

(3)   (i) Purchase or sell commodities, commodities contracts or real estate,
      (ii) lend or borrow money, (iii) issue senior securities, (iv) underwrite securities, or (v) pledge, mortgage or hypothecate any of its assets, except as permitted by the 1940 Act or the rules or regulations thereunder.

EACH OF THE GROWTH PORTFOLIO, BALANCED PORTFOLIO AND CONSERVATIVE PORTFOLIO MAY NOT:

(1) Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(4) Purchase securities of other investment companies, except as permitted by the 1940 Act, including any exemptive relief granted by the SEC.

(5) Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6) Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(7) Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(8) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.

EACH PORTFOLIO MAY NOT:

(1) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

(2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts and options on futures or other derivative instruments shall not constitute purchasing securities on margin.

(3) Borrow money except that the portfolio may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

(4) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

(5) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries.

(6)   Invest more than 15% of its net assets in illiquid securities.

(7) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the portfolio may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.

IN ADDITION, THE ALL EQUITY PORTFOLIO MAY NOT:

(1) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.


SCHWAB CORE EQUITY FUND


THE FOLLOWING INVESTMENT LIMITATIONS MAY BE CHANGED ONLY BY VOTE OF A MAJORITY OF THE FUND'S OUTSTANDING VOTING SHARES:

(1) The fund may not purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) The fund may not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) The fund may not purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(4) The fund may not make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) The fund may not borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6) The fund may not issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(7) The fund may not underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.

THE FUND MAY NOT:

(1) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

(2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

(3)   Invest more than 15% of its net assets in illiquid securities.

(4) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries (except that the fund may purchase securities to the extent that the S&P 500(R) is also so concentrated).

(6) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.

(7) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

(8) Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).


SCHWAB SMALL-CAP EQUITY FUND


THE FOLLOWING INVESTMENT LIMITATIONS MAY BE CHANGED ONLY BY VOTE OF A MAJORITY OF THE FUND'S OUTSTANDING VOTING SHARES:

(1) The fund may not purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) The fund may not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) The fund may not purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(4) The fund may not make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) The fund may not borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6) The fund may not issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(7) The fund may not underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.

THE FUND MAY NOT:

(1) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

(2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

(3)   Invest more than 15% of its net assets in illiquid securities.

(4) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries (except that the fund may purchase securities to the extent that the S&P SmallCap 600(R) is also so concentrated).

(6) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.

(7) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

(8) Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).


SCHWAB HEDGED EQUITY FUND


THE FOLLOWING INVESTMENT LIMITATIONS MAY BE CHANGED ONLY BY VOTE OF A MAJORITY OF THE FUND'S OUTSTANDING VOTING SHARES:

(1) The fund may not purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) The fund may not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) The fund may not purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(4) The fund may not make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) The fund may not borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6) The fund may not issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(7) The fund may not underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.

THE FUND MAY NOT:

(1) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

(2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

(3)   Invest more than 15% of its net assets in illiquid securities.

(4) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries (except that the fund may purchase securities to the extent that the S&P 500(R) is also so concentrated).

(6) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.

(7) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

(8) Borrow money, except that the fund may (i) borrow money (A) for temporary or emergency purposes or (B) from banks or through an interfund lending facility, if any, and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets.


SCHWAB DIVIDEND EQUITY FUND


THE FOLLOWING INVESTMENT LIMITATIONS MAY BE CHANGED ONLY BY VOTE OF A MAJORITY OF THE FUND'S OUTSTANDING VOTING SHARES:

(1) The fund may not purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) The fund may not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) The fund may not purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(4) The fund may not make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) The fund may not borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6) The fund may not issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(7) The fund may not underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.

THE FUND MAY NOT:

(1) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

(2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

(3)   Invest more than 15% of its net assets in illiquid securities.

(4) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries.

(6) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.

(7) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

(8) Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE POLICIES AND RESTRICTIONS.


Borrowing. The 1940 Act restricts an investment company from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets). Transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a "senior security" within the meaning of
Section 18(f) of the 1940 Act, shall not be regarded as borrowings for the purposes of a fund's investment restriction.



Concentration. The SEC has defined concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions.



Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's voting securities would be held by the fund.



Lending. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.



Real Estate. The 1940 Act does not directly restrict an investment company's ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. Each fund has adopted a fundamental policy that would permit direct investment in real estate. However, each fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of a fund's Board of Trustees.



Senior Securities. Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness. The 1940 Act generally prohibits each fund from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, when such investments are "covered" or with appropriate earmarking or segregation of assets to cover such obligations.



Underwriting. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.



Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of a fund's acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing and futures and option contracts, any subsequent change in net assets or other circumstances does not require a fund to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a fund to exceed its limitation, the fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

                             MANAGEMENT OF THE FUNDS


The funds are overseen by a Board of Trustees. The trustees are responsible for protecting shareholder interests. The trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of each fund. The trustees met [__] times during the most recent fiscal year.


Certain trustees are "interested persons." A trustee is considered an interested person of the trust under the 1940 Act if he or she is an officer, director, or an employee of Charles Schwab Investment Management, Inc. ("CSIM") or Charles Schwab & Co., Inc. ("Schwab"). A trustee also may be considered an interested person of the trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation, a publicly traded company and the parent company of the funds' investment adviser and distributor.


This information is provided as of [10/31/03]. Each of the officers and/or trustees also serves in the same capacity as described for the trust, for The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios (the "fund complex"), which as of [10/31/03], included [XX] funds. The address of each individual is 101 Montgomery Street, San Francisco, California 94104.


Each officer's and trustee's principal occupations during the past five years, other directorships and affiliations, if any, with The Charles Schwab Corporation, Schwab and CSIM are as follows:

NAME AND               POSITION(S)             TERM OF OFFICE AND         PRINCIPAL OCCUPATIONS
DATE OF                WITH THE                  LENGTH OF TIME              DURING THE PAST                      OTHER
BIRTH                  TRUST                        SERVED 1                    FIVE YEARS                    DIRECTORSHIPS
                                                        INDEPENDENT TRUSTEES

DONALD F. DORWARD      Trustee                Trustee of                Chief Executive Officer,
September 23, 1931                            Schwab Capital Trust      Dorward & Associates
                                              since 1993.               (corporate management,
                                                                        marketing and
                                                                        communications consulting
                                                                        firm).  From 1996 to 1999,
                                                                        Executive Vice President
                                                                        and Managing Director,
                                                                        Grey Advertising.

ROBERT G. HOLMES       Trustee                Trustee of Schwab         Chairman, Chief Executive
May 15, 1931                                  Capital Trust since       Officer and Director,
                                              1993.                     Semloh Financial, Inc.
                                                                        (international financial
                                                                        services and investment
                                                                        advisory firm).

----------

1 Trustees remain in office until they resign, retire or are removed by shareholder vote. The SchwabFunds retirement policy requires that Independent Trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent Trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

DONALD R. STEPHENS     Trustee                Trustee of Schwab         Managing Partner, D.R.
June 28, 1938                                 Capital Trust since       Stephens & Company
                                              1993.                     (investments).  Prior to
                                                                        1996, Chairman and Chief
                                                                        Executive Officer of North
                                                                        American Trust (real
                                                                        estate investment trust).

MICHAEL W. WILSEY      Trustee                Trustee of Schwab         Chairman and Chief
August 18, 1943                               Capital Trust since       Executive Officer, Wilsey
                                              1993.                     Bennett, Inc. (truck and
                                                                        air transportation, real
                                                                        estate investment and
                                                                        management, and
                                                                        investments).

MARIANN BYERWALTER     Trustee                Trustee of                Chairman of JDN Corporate    Ms. Byerwalter also is on the
August 13, 1960                               Schwab Capital Trust      Advisory LLC.  From 1996     Board of Stanford University,
                                              since 2000.               to 2001, Ms. Byerwalter      America First Companies, Omaha,
                                                                        was the Vice President for   NE (venture capital/fund
                                                                        Business Affairs and Chief   management),  Redwood Trust,
                                                                        Financial Officer of         Inc. (mortgage finance),
                                                                        Stanford University and,     Stanford Hospitals and Clinics,
                                                                        in 2001, Special Advisor     SRI International (research),
                                                                        to the President of          PMI Group, Inc. (mortgage
                                                                        Stanford University. 2       insurance) and Lucile Packard
                                                                                                     Children's Hospital; Director
                                                                                                     until 2002, LookSmart, Ltd. (an
                                                                                                     Internet infrastructure
                                                                                                     company).

WILLIAM A. HASLER      Trustee                Trustee of  Schwab        Co-Chief Executive           Mr. Hasler also is on the Board
November 22, 1941                             Capital Trust since       Officer, Aphton              of Directors of Solectron
                                              2000.                     Corporation                  Corporation (manufacturing),
                                                                        (bio-pharmaceuticals).       Tenera, Inc. (services and
                                                                        Prior to August 1998, Mr.    software), Airlease Ltd.
                                                                        Hasler was Dean of the       (aircraft leasing), Mission
                                                                        Haas School of Business at   West Properties (commercial
                                                                        the University of            real estate) and Digital
                                                                        California, Berkeley         Microwave Corporation (a
                                                                        (higher education).          network equipment corporation).

----------

2 Charles R. Schwab, an Interested Trustee (see below) has served as a Trustee of Stanford University since December 1993. From 1996 to 2001, Ms. Byerwalter was Chief Financial Officer of Stanford.

GERALD B. SMITH        Trustee                Trustee of                Since 1990, Chairman and     Mr. Smith is also on the Board
September 28, 1950                            Schwab Capital Trust      Chief Executive Officer      of Directors of Rorento N.V.
                                              since 2000.               and founder of Smith         (investments - Netherlands) and
                                                                        Graham & Co. (investment     Cooper Industries (electrical
                                                                        advisors).                   products, tools and hardware),
                                                                                                     and is a member of the audit
                                                                                                     committee of Northern Border
                                                                                                     Partners, L.P. (energy);
                                                                                                     Director until 2002, Pennzoil
                                                                                                     Quaker State Company (oil and
                                                                                                     gas).

                                                         INTERESTED TRUSTEES

CHARLES R. SCHWAB 3    Chairman and Trustee   Chairman and Trustee      Chairman, The Charles        Director, The Gap, Inc. (a
July 29, 1937                                 of Schwab Capital         Schwab Corporation;          clothing retailer), Siebel
                                              Trust since 1993.         Charles Schwab & Co.,        Systems (a software company)
                                                                        Inc., Charles Schwab         and Xign, Inc. (a developer of
                                                                        Investment Management,       electronic payment systems);
                                                                        Inc.; Charles Schwab         Trustee, Board of Trustees of
                                                                        Holdings (UK); Chief         Stanford University, since
                                                                        Executive Officer and        1993; Director until January
                                                                        Director, Schwab Holdings,   1999, Schwab Retirement Plan
                                                                        Inc.; Chairman and Chief     Services, Inc., Mayer &
                                                                        Executive Officer, Schwab    Schweitzer, Inc. (a securities
                                                                        (SIS) Holdings, Inc. I,      brokerage subsidiary of The
                                                                        Schwab International         Charles Schwab Corporation),
                                                                        Holdings, Inc.; Director,    Performance Technologies, Inc.
                                                                        U.S. Trust Corporation,      (technology company),
                                                                        United States Trust          TrustMark, Inc.; Director until
                                                                        Company of New York.         July 2001, The Charles Schwab
                                                                                                     Trust Company; Director until
                                                                                                     March 2002, Audiobase, Inc.
                                                                                                     (full-service audio solutions
                                                                                                     for the Internet); Director
                                                                                                     until May 2002, Vodaphone
                                                                                                     AirTouch PLC (a
                                                                                                     telecommunications company);
                                                                                                     Co-Chief Executive Officer
                                                                                                     until May 2003, The Charles
                                                                                                     Schwab Corporation.


----------


3 In addition to their employment with the investment adviser and the distributor, Ms. Lepore, Mr. Schwab and Mr. Lyons, and certain of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation. Ms. Lepore and Messrs. Schwab and Lyons are Interested Trustees because they are employees of Schwab and/or the adviser.

DAWN LEPORE 3          Trustee                Trustee of Schwab         Vice Chairman -              Director of Wal-Mart Stores,
March 21, 1954                                Capital Trust and         Technology, Operations,      Inc. and eBay Inc.
                                              Schwab Investments        and Administration of the
                                              since 2003.               Company and Schwab since
                                                                        July 2002 and Vice
                                                                        Chairman - Technology and
                                                                        Administration of the
                                                                        Company and Schwab from
                                                                        October 2001 to July 2002.
                                                                        Ms. Lepore was Vice
                                                                        Chairman and Chief
                                                                        Information Officer of the
                                                                        Company and Schwab from
                                                                        1999 to October 2001 and
                                                                        Executive Vice President
                                                                        and Chief Information
                                                                        Officer of the Company and
                                                                        Schwab from 1993 to 1999.
                                                                        Ms. Lepore joined Schwab
                                                                        in 1983.


----------


3 In addition to their employment with the investment adviser and the distributor, Ms. Lepore, Mr. Schwab and Mr. Lyons, and certain of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation. Ms. Lepore and Messrs. Schwab and Lyons are Interested Trustees because they are employees of Schwab and/or the adviser.

JEFFREY M. LYONS 3     Trustee                Trustee of                Executive Vice President,
February 22, 1955                             Schwab Capital Trust      Asset Management  Products
                                              since 2002.               & Services since September
                                                                        2001, Charles Schwab &
                                                                        Co., Inc.  Prior to
                                                                        September 2001, Mr. Lyons
                                                                        was Executive Vice
                                                                        President, Mutual Funds,
                                                                        Charles Schwab & Co., Inc.

                                                              OFFICERS

----------


3 In addition to their employment with the investment adviser and the distributor, Ms. Lepore, Mr. Schwab and Mr. Lyons, and certain of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation. Ms. Lepore and Messrs. Schwab and Lyons are Interested Trustees because they are employees of Schwab and/or the adviser.

RANDALL W. MERK        President and Chief    Officer of                President and Chief
July 25, 1954          Executive Officer      Schwab Capital Trust      Executive Officer, Charles
                                              since 2002.               Schwab Investment
                                                                        Management, Inc. and
                                                                        Executive Vice President,
                                                                        Charles Schwab & Co.,
                                                                        Inc.  Director, Charles
                                                                        Schwab Asset Management
                                                                        (Ireland) Limited;
                                                                        Director, Charles Schwab
                                                                        Worldwide Funds PLC.
                                                                        Prior to September 2002,
                                                                        Mr. Merk was President and
                                                                        Chief Investment Officer,
                                                                        American Century
                                                                        Investment Management, and
                                                                        Director, American Century
                                                                        Companies, Inc. (June 2001
                                                                        to August 2002); Chief
                                                                        Investment Officer, Fixed
                                                                        Income, American Century
                                                                        Companies, Inc. (January
                                                                        1997 to June 2001).

TAI-CHIN TUNG          Treasurer and          Officer of  Schwab        Senior Vice President and    Director, Charles Schwab Asset
March 7, 1951          Principal Financial    Capital Trust since       Chief Financial Officer,     Management (Ireland) Limited
                       Officer.               1996.                     Charles Schwab Investment    and Charles Schwab Worldwide
                                                                        Management, Inc.; Vice       Funds PLC.
                                                                        President, The Charles
                                                                        Schwab Trust Company.

STEPHEN B. WARD        Senior Vice            Officer of                Director, Senior Vice
April 5, 1955          President and Chief    Schwab Capital Trust      President and Chief
                       Investment Officer.    since 1991.               Investment Officer,
                                                                        Charles Schwab Investment
                                                                        Management, Inc.; Chief
                                                                        Investment Officer, The
                                                                        Charles Schwab Trust
                                                                        Company.

KOJI E. FELTON         Secretary              Officer of  Schwab        Senior Vice President,
March 13, 1961                                Capital Trust since       Chief Counsel and
                                              1998.                     Assistant Corporate
                                                                        Secretary, Charles Schwab
                                                                        Investment Management,
                                                                        Inc.  Prior to June 1998,
                                                                        Mr. Felton was a Branch
                                                                        Chief in Enforcement at
                                                                        the U.S. Securities and
                                                                        Exchange Commission in San
                                                                        Francisco.

The continuation of a fund's investment advisory agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval.


Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the investment advisory agreement between the Trusts and CSIM (the "Agreement") with respect to existing funds in the Trusts. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the funds' investment adviser, as well as extensive data provided by third parties, and the Independent Trustees receive advice from counsel to the Independent Trustees.



At the May 2, 2003 meeting, the trustees, including a majority of Independent Trustees, approved the Agreement based on consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the services provided to the funds under the Agreement; (2) the funds' expenses under the Agreement and how those expenses compared to those of other comparable mutual funds; (3) each fund's investment performance and how it compared to that of other comparable mutual funds; and (4) the profitability of CSIM and its affiliates, including Schwab, with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates.


First, with respect to the nature and quality of the services provided by CSIM to the funds, the trustees considered, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered how Schwab's extensive branch network, around-the-clock access, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees also considered Schwab's excellent reputation as a full service firm and its overall financial condition.

Second, with respect to the funds' expenses under the Agreement, the trustees considered each fund's net operating expense ratio in comparison to those of other comparable mutual funds, such "peer groups" and comparisons having been selected and calculated by an independent third party. The trustees also considered the existence of any economies of scale and whether those were passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. The trustees also considered information about average expense ratios of comparable mutual funds in each fund's respective peer group and the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap.

Third, with respect to fund performance, the trustees considered each fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. The trustees considered the composition of the peer group, selection criteria, and the reputation of the third party who prepared the analysis. In evaluating performance, the trustees considered both risk and shareholder risk expectations for a given fund.

Fourth, with regard to profitability, the trustees considered all compensation flowing to CSIM and its affiliates, directly or indirectly. In determining profitability of CSIM and its affiliates, the trustees reviewed management's profitability analyses with the assistance of independent accountants. The trustees also considered whether the levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the funds by CSIM and its affiliates.

In its deliberation, the trustees did not identify any particular information that was all-important or controlling. Based on the trustees' deliberation and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.


At the June 10, 2003 meeting, the trustees including all of the Independent Trustees, unanimously approved amending the Agreement to include the Dividend Equity Fund concluding that the compensation under the Agreement is fair and reasonable in light of the services and expenses. The trustees' approval was based on consideration and evaluation of (i) materials received for the May 2, 2003 meeting, which were similar to those outlined above; (ii) updated information requested specifically for the June meeting regarding the nature and quality of services to be provided to the fund under the Agreement, the proposed level of the fund's expenses under the Agreement and how those expenses compared to other comparable mutual funds and the expected profitability of CSIM, and its affiliates, including Schwab, with respect to the fund; and (iii) such other matters as the trustees considered to be relevant in the exercise of their reasonable judgment. In its deliberation, the trustees did not identify any particular information that was all important or controlling.


                               TRUSTEE COMMITTEES


Each trust has an Audit/Portfolio Compliance Committee that is comprised of all of the Independent Trustees. This Committee reviews financial statements and other audit-related matters for the trusts; it does this at least quarterly and, if necessary, more frequently. The Committee met [X] times during the most recent fiscal year.



Each trust has a Nominating Committee that is comprised of all of the Independent Trustees, which meets as often as deemed appropriate by the Committee for the primary purpose of nominating persons to serve as members of the Board of Trustees. This Committee did not meet during the most recent fiscal year. The Committee will not consider nominees recommended by shareholders.


                              TRUSTEE COMPENSATION


The following table provides trustee compensation for the fiscal year ending October 31, 2003. Unless otherwise stated, information is for the fund complex, which included [XX] funds as of October 31, 2003.












----------------------------------------------------------------------------------------------------
Name of Trustee                   ($)              Pension or Retirement               ($)
                         Aggregate Compensation     Benefits Accrued as      Total Compensation from
                                 From:             Part of Fund Expenses           Fund Complex
                         Schwab
                         Capital    Schwab
                         Trust      Investments
----------------------------------------------------------------------------------------------------
Charles R. Schwab             0          0                N/A                          0

John Philip Coghlan 3         0          0                N/A                          0

Dawn Lepore 4                 0          0                N/A                          0


------------


3 Mr. Coghlan resigned from the board effective August 26, 2003.



4 Ms. Lepore was appointed to the board on August 26, 2003.

Jeffrey M. Lyons              0          0                N/A                          0

Mariann Byerwalter       $X,XXX     $X,XXX                N/A                     $X,XXX

Donald F. Dorward        $X,XXX     $X,XXX                N/A                     $X,XXX

William A. Hasler        $X,XXX     $X,XXX                N/A                     $X,XXX

Robert G. Holmes         $X,XXX     $X,XXX                N/A                     $X,XXX

Gerald B. Smith          $X,XXX     $X,XXX                N/A                     $X,XXX

Donald R. Stephens       $X,XXX     $X,XXX                N/A                     $X,XXX

Michael W. Wilsey        $X,XXX     $X,XXX                N/A                     $X,XXX

                  SECURITIES BENEFICIALLY OWNED BY EACH TRUSTEE


The following tables provide information as of December 31, 2003, with respect to a dollar range of securities beneficially owned by each trustee.



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Aggregate Dollar Range Of
 Name of Trustee                                 Dollar Range of Trustee                                    Trustee Ownership In the
                                                    Ownership of the:                                             Fund Complex
                    Communications Focus Fund  Financial Services Focus Fund    Health Care Focus Fund
------------------------------------------------------------------------------------------------------------------------------------
Charles R. Schwab              XXXX                         XXXX                          XXXX                       XXXX

Dawn Lepore                    XXXX                         XXXX                          XXXX                       XXXX

Jeffrey M. Lyons               XXXX                         XXXX                          XXXX                       XXXX

Mariann Byerwalter             XXXX                         XXXX                          XXXX                       XXXX

Donald F. Dorward              XXXX                         XXXX                          XXXX                       XXXX

William A. Hasler              XXXX                         XXXX                          XXXX                       XXXX

Robert G. Holmes               XXXX                         XXXX                          XXXX                       XXXX

Gerald B. Smith                XXXX                         XXXX                          XXXX                       XXXX

Donald R. Stephens             XXXX                         XXXX                          XXXX                       XXXX

Michael W. Wilsey              XXXX                         XXXX                          XXXX                       XXXX



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Aggregate Dollar Range Of
 Name of Trustee                                 Dollar Range of Trustee                                    Trustee Ownership In the
                                                    Ownership of the:                                             Fund Complex
                      Technology Focus Fund    Schwab Hedged Equity Fund(TM)  Schwab Core Equity Fund(TM)
------------------------------------------------------------------------------------------------------------------------------------
Charles R. Schwab              XXXX                         XXXX                          XXXX                       XXXX

Dawn Lepore                    XXXX                         XXXX                          XXXX                       XXXX

Jeffrey M. Lyons               XXXX                         XXXX                          XXXX                       XXXX

Mariann Byerwalter             XXXX                         XXXX                          XXXX                       XXXX

Donald F. Dorward              XXXX                         XXXX                          XXXX                       XXXX

William A. Hasler              XXXX                         XXXX                          XXXX                       XXXX

Robert G. Holmes               XXXX                         XXXX                          XXXX                       XXXX

Gerald B. Smith                XXXX                         XXXX                          XXXX                       XXXX

Donald R. Stephens             XXXX                         XXXX                          XXXX                       XXXX

Michael W. Wilsey              XXXX                         XXXX                          XXXX                       XXXX

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Aggregate Dollar Range Of
 Name of Trustee                                 Dollar Range of Trustee                                    Trustee Ownership In the
                                                    Ownership of the:                                             Fund Complex
                       Schwab S&P 500 Fund          Schwab 1000 Fund(R)             Schwab Small-Cap
                                                                                     Index Fund(R)
------------------------------------------------------------------------------------------------------------------------------------
Charles R. Schwab              XXXX                         XXXX                          XXXX                       XXXX

Dawn Lepore                    XXXX                         XXXX                          XXXX                       XXXX

Jeffrey M. Lyons               XXXX                         XXXX                          XXXX                       XXXX

Mariann Byerwalter             XXXX                         XXXX                          XXXX                       XXXX

Donald F. Dorward              XXXX                         XXXX                          XXXX                       XXXX

William A. Hasler              XXXX                         XXXX                          XXXX                       XXXX

Robert G. Holmes               XXXX                         XXXX                          XXXX                       XXXX

Gerald B. Smith                XXXX                         XXXX                          XXXX                       XXXX

Donald R. Stephens             XXXX                         XXXX                          XXXX                       XXXX

Michael W. Wilsey              XXXX                         XXXX                          XXXX                       XXXX



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Aggregate Dollar Range Of
  Name of Trustee                                Dollar Range of Trustee                                    Trustee Ownership In the
                                                    Ownership of the:                                             Fund Complex
                     Schwab Total Stock Market Index Fund(R)  Schwab International Index Fund(R)
------------------------------------------------------------------------------------------------------------------------------------
Charles R. Schwab                      XXXX                                  XXXX                                    XXXX

John Philip Coghlan                    XXXX                                  XXXX                                    XXXX

Jeffrey M. Lyons                       XXXX                                  XXXX                                    XXXX

Mariann Byerwalter                     XXXX                                  XXXX                                    XXXX

Donald F. Dorward                      XXXX                                  XXXX                                    XXXX

William A. Hasler                      XXXX                                  XXXX                                    XXXX

Robert G. Holmes                       XXXX                                  XXXX                                    XXXX

Gerald B. Smith                        XXXX                                  XXXX                                    XXXX

Donald R. Stephens                     XXXX                                  XXXX                                    XXXX

Michael W. Wilsey                      XXXX                                  XXXX                                    XXXX

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Aggregate Dollar Range Of
 Name of Trustee                                 Dollar Range of Trustee                                    Trustee Ownership In the
                                                     Ownership of the                                             Fund Complex
                     Institutional Select(R)       Institutional Select           Institutional Select
                      Large-Cap Value Index        Small-Cap Value Index                S&P 500
                               Fund                         Fund                          Fund
------------------------------------------------------------------------------------------------------------------------------------
Charles R. Schwab              XXXX                         XXXX                          XXXX                       XXXX

Dawn Lepore                    XXXX                         XXXX                          XXXX                       XXXX

Jeffrey M. Lyons               XXXX                         XXXX                          XXXX                       XXXX

Mariann Byerwalter             XXXX                         XXXX                          XXXX                       XXXX

Donald F. Dorward              XXXX                         XXXX                          XXXX                       XXXX

William A. Hasler              XXXX                         XXXX                          XXXX                       XXXX

Robert G. Holmes               XXXX                         XXXX                          XXXX                       XXXX

Gerald B. Smith                XXXX                         XXXX                          XXXX                       XXXX

Donald R. Stephens             XXXX                         XXXX                          XXXX                       XXXX

Michael W. Wilsey              XXXX                         XXXX                          XXXX                       XXXX



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Aggregate Dollar Range Of
  Name of Trustee                                Dollar Range of Trustee                                    Trustee Ownership In the
                                                    Ownership of the:                                             Fund Complex
                     Schwab MarketTrack All         Schwab MarketTrack             Schwab MarketTrack
                        Equity Portfolio             Growth Portfolio              Balanced Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Charles R. Schwab              XXXX                         XXXX                          XXXX                       XXXX

Dawn Lepore                    XXXX                         XXXX                          XXXX                       XXXX

Jeffrey M. Lyons               XXXX                         XXXX                          XXXX                       XXXX

Mariann Byerwalter             XXXX                         XXXX                          XXXX                       XXXX

Donald F. Dorward              XXXX                         XXXX                          XXXX                       XXXX

William A. Hasler              XXXX                         XXXX                          XXXX                       XXXX

Robert G. Holmes               XXXX                         XXXX                          XXXX                       XXXX

Gerald B. Smith                XXXX                         XXXX                          XXXX                       XXXX

Donald R. Stephens             XXXX                         XXXX                          XXXX                       XXXX

Michael W. Wilsey              XXXX                         XXXX                          XXXX                       XXXX

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Aggregate Dollar Range Of
  Name of Trustee                                Dollar Range of Trustee                                    Trustee Ownership In the
                                                    Ownership of the:                                             Fund Complex
                       Schwab MarketTrack         Schwab Dividend Equity            Schwab Small-Cap
                     Conservative Portfolio              Fund(TM)                     Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Charles R. Schwab              XXXX                         XXXX                          XXXX                       XXXX

Dawn Lepore                    XXXX                         XXXX                          XXXX                       XXXX

Jeffrey M. Lyons               XXXX                         XXXX                          XXXX                       XXXX

Mariann Byerwalter             XXXX                         XXXX                          XXXX                       XXXX

Donald F. Dorward              XXXX                         XXXX                          XXXX                       XXXX

William A. Hasler              XXXX                         XXXX                          XXXX                       XXXX

Robert G. Holmes               XXXX                         XXXX                          XXXX                       XXXX

Gerald B. Smith                XXXX                         XXXX                          XXXX                       XXXX

Donald R. Stephens             XXXX                         XXXX                          XXXX                       XXXX

Michael W. Wilsey              XXXX                         XXXX                          XXXX                       XXXX



                           DEFERRED COMPENSATION PLAN

Independent Trustees may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would have if the fees credited to the account had been invested in the shares of SchwabFunds selected by the trustee. Currently, none of the Independent Trustees has elected to participate in this plan.

                                 CODE OF ETHICS


The funds, their investment adviser and Schwab have adopted a Code of Ethics
(Code) as required under the 1940 Act. Subject to certain conditions or restrictions, the Code permits the trustees, directors, officers or advisory representatives of the funds or the investment adviser or the directors or officers of Schwab to buy or sell directly or indirectly securities for their own accounts. This includes securities that may be purchased or held by the funds. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser's Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.



                DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES



Charles Schwab Investment Management ("CSIM"), as an investment adviser, is generally responsible for voting proxies with respect to the securities held in accounts of investment companies for which it provides discretionary investment management services. CSIM 's Proxy Committee exercises and documents CSIM's responsibility with regard to voting of client proxies (the "Proxy Committee"). The Proxy

Committee is composed of representatives of CSIM's Compliance, Fund Administration, Legal and Portfolio Management Departments, and chaired by CSIM's Chief Investment Officer. The Chairman of the Committee may appoint the remaining members of the Committee. The Proxy Committee reviews and, as necessary, may amend periodically these Procedures to address new or revised proxy voting policies or procedures. The policies stated in these Proxy Voting Policy and Procedures (the "CSIM Proxy Procedures") pertain to all of CSIM's clients.



The Boards of Trustees (the "Trustees") of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios (collectively, the "Funds" or "SchwabFunds") has delegated the responsibility for voting proxies to CSIM through their respective Investment Advisory and Administration Agreements. The Trustees have adopted these Proxy Procedures with respect to proxies voted on behalf of the various SchwabFunds portfolios. CSIM will present amendments to the Trustees for approval. However, there may be circumstances where the Proxy Committee deems it advisable to amend the Proxy Procedures between regular SchwabFunds Board meetings. In such cases, the Trustees will be asked to ratify any changes at the next regular meeting of the Board.



To assist CSIM in its responsibility for voting proxies and the overall proxy voting process, CSIM has retained Institutional Shareholder Services ("ISS") as an expert in the proxy voting and corporate governance area. ISS is an independent company that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided by ISS include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping.



PROXY VOTING POLICY



For investment companies and other clients for which CSIM exercises its responsibility for voting proxies, it is CSIM's policy to vote proxies in the manner that CSIM and the Proxy Committee determine will maximize the economic benefit to CSIM's clients. In furtherance of this policy, the Proxy Committee has received and reviewed ISS's written proxy voting policies and procedures ("ISS's Proxy Procedures") and has determined that ISS's Proxy Procedures are consistent with the CSIM Proxy Procedures and CSIM's fiduciary duty with respect to its clients. The Proxy Committee will review any material amendments to ISS's Proxy Procedures to determine whether such procedures continue to be consistent with the CSIM Proxy Voting Procedures, and CSIM's fiduciary duty with respect to its clients.



Except under the circumstances described below, the Proxy Committee will delegate to ISS responsibility for voting proxies on behalf of CSIM's clients in accordance with ISS's Proxy Procedures.



For proxy issues that are not addressed by ISS's Proxy Procedures or are determined by the Proxy Committee or the applicable portfolio manager or other relevant portfolio management staff to raise significant concerns with respect to the accounts of CSIM clients, the Proxy Committee will review the analysis and recommendation of ISS. Examples of factors that could cause a matter to raise significant concerns include, but are not limited to: issues whose outcome has the potential to materially affect the company's industry, or regional or national economy, and matters which involve broad public policy developments which may similarly materially affect the environment in which the company operates. The Proxy Committee also will solicit input from the assigned portfolio manager and other relevant portfolio management staff for the particular portfolio security. After evaluating all such recommendations, the Proxy Committee will decide how to vote the shares and will instruct ISS to vote consistent with its decision. The Proxy Committee has the ultimate responsibility for making the determination of how to vote the shares in order to maximize the value of that particular holding.



            Conflicts of Interest. For all proxy issues, whether routine or non-routine, that present material conflicts of interest between CSIM, and/or any of its affiliates, and CSIM's clients, CSIM will delegate to ISS responsibility for voting such proxies in accordance with ISS's Proxy Procedures.

            Voting Foreign Proxies. CSIM has arrangements with ISS for voting proxies. However, voting proxies with respect to shares of foreign securities may involve significantly greater effort and corresponding cost than voting proxies with respect to domestic securities, due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Problems voting foreign proxies may include the following:



            -  proxy statements and ballots written in a foreign language;



            -  untimely and/or inadequate notice of shareholder meetings;



            -  restrictions of foreigner's ability to exercise votes;



            -  requirements to vote proxies in person;



            - the imposition of restrictions on the sale of securities for a period of time in proximity to the shareholder meeting;



            - requirements to provide local agents with power of attorney to facilitate CSIM's voting instructions.



In consideration of the foregoing issues, ISS uses its best-efforts to vote foreign proxies. As part of its ongoing oversight, the Proxy Committee will monitor the voting of foreign proxies to determine whether all reasonable steps are taken to vote foreign proxies. If the Proxy Committee determines that the cost associated with the attempt to vote outweighs the potential benefits clients may derive from voting, the Proxy Committee may decide not to attempt to vote.



            Sub-Advisory Relationships. For investment companies or other clients that CSIM has delegated day-to-day investment management responsibilities to an investment adviser, CSIM may delegate its responsibility to vote proxies with respect to such investment companies' or other clients' securities. Each Sub-adviser to whom proxy voting responsibility has been delegated will be required to review all proxy solicitation material and to exercise the voting rights associated with the securities as it has been allocated in the best interest of each investment company and its shareholders, or other client. Prior to delegating the proxy voting responsibility, CSIM will review each sub-adviser's proxy voting policy to ensure that each Sub-adviser's proxy voting policy is generally consistent with the maximization of economic benefits to the investment company or other client.



REPORTING AND RECORD RETENTION



CSIM will maintain, or cause ISS to maintain, records which identify the manner in which proxies have been voted (or not voted) on behalf of CSIM clients. CSIM will comply with all applicable rules and regulations regarding disclosure of its or its clients proxy voting records and procedures.



CSIM will retain all proxy voting materials and supporting documentation as required under the Investment Advisers Act of 1940 and the rules and regulations thereunder.



                             PROXY COMMITTEE QUORUM



Attendance by four members (or their respective designates) constitutes a quorum.



                       ISS PROXY VOTING GUIDELINES SUMMARY



The following is a concise summary of ISS's proxy voting policy guidelines.



1. AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:



            - An auditor has a financial interest in or association with the company, and is therefore not independent



            -  Fees for non-audit services are excessive, or



            - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.



2. BOARD OF DIRECTORS



VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS



Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.



CLASSIFICATION/DECLASSIFICATION OF THE BOARD



Vote AGAINST proposals to classify the board.



Vote FOR proposals to repeal classified boards and to elect all directors annually.



Independent Chairman (Separate Chairman/CEO)



Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.



MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES



Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.



Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.



3. SHAREHOLDER RIGHTS



SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT



Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.



Vote FOR proposals to allow or make easier shareholder action by written consent.



SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS



Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.



Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.



SUPERMAJORITY VOTE REQUIREMENTS



Vote AGAINST proposals to require a supermajority shareholder vote.



Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING



Vote AGAINST proposals to eliminate cumulative voting.



Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.



CONFIDENTIAL VOTING



Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.



Vote FOR management proposals to adopt confidential voting.



4. PROXY CONTESTS



VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS



Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.



REIMBURSING PROXY SOLICITATION EXPENSES



Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.



5. POISON PILLS



Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.



6. MERGERS AND CORPORATE RESTRUCTURINGS



Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.



7. REINCORPORATION PROPOSALS



Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.



8. CAPITAL STRUCTURE



COMMON STOCK AUTHORIZATION



Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.



DUAL-CLASS STOCK



Vote AGAINST proposals to create a new class of common stock with superior voting rights.



Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:



     - It is intended for financing purposes with minimal or no dilution to current shareholders



     - It is not designed to preserve the voting power of an insider or significant shareholder



9. EXECUTIVE AND DIRECTOR COMPENSATION



Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.



Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.



MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS



Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:



     -   Historic trading patterns



     -   Rationale for the repricing



     -   Value-for-value exchange



     -   Option vesting



     -   Term of the option



     -   Exercise price



     -   Participation



EMPLOYEE STOCK PURCHASE PLANS



Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.



Vote FOR employee stock purchase plans where all of the following apply:



     -   Purchase price is at least 85 percent of fair market value



     -   Offering period is 27 months or less, and



     -   Potential voting power dilution (VPD) is ten percent or less.



Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.



SHAREHOLDER PROPOSALS ON COMPENSATION



Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10. SOCIAL AND ENVIRONMENTAL ISSUES



These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.



In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of [February __, 2004], the officers and trustees of the trusts, as a group owned, of record or beneficially, less than 1% of the outstanding voting securities of any class of the funds.



As of [February __, 2004], the following represents persons or entities that owned, of record or beneficially, more than 5% of the outstanding voting securities of any class of each fund:


[INSERT NAME OF FUND/PORTFOLIO - CLASS (IF APPLICABLE)]

[Owner]                         [Address]                            [%]



[INSERT NAME OF FUND/PORTFOLIO - CLASS (IF APPLICABLE)]

[Owner]                         [Address]                            [%]



[INSERT NAME OF FUND/PORTFOLIO - CLASS (IF APPLICABLE)]

[Owner]                         [Address]                            [%]



[INSERT NAME OF FUND/PORTFOLIO - CLASS (IF APPLICABLE)]

[Owner]                         [Address]                            [%]



                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER

CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the funds' investment adviser and administrator pursuant to Investment

Advisory and Administration Agreements (Advisory Agreement) between it and each trust. Charles Schwab & Co., Inc. (Schwab), 101 Montgomery Street, San Francisco, CA 94104, is an affiliate of the investment adviser and is the trusts' distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman, and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.



SCHWAB FOCUS FUNDS


For its advisory and administrative services to the Schwab Communications Focus, Financial Services Focus, Health Care Focus and Technology Focus Funds, the investment adviser is entitled to receive an annual fee, accrued daily and payable monthly, of 0.54% of each fund's average daily net assets.


For the fiscal years ended October 31, 2003, 2002 and 2001, the Communications Focus Fund paid investment advisory fees of $XX,XXX, $0 and $36,000, respectively (fees were reduced by $XX,XXX, $67,000 and $93,000, respectively).



For the fiscal years ended October 31, 2003, 2002 and 2001, the Financial Services Focus Fund paid investment advisory fees of $XX,XXX, $28,000 and $52,000, respectively (fees were reduced by $XX,XXX, $85,000 and $85,000, respectively).



For the fiscal years ended October 31, 2003, 2002 and 2001, the Health Care Focus Fund paid investment advisory fees of $XX,XXX, $69,000 and $84,000, respectively (fees were reduced by $XX,XXX, $82,000 and $85,000, respectively).



For the fiscal years ended October 31, 2003, 2002 and 2001, the Technology Focus Fund paid investment advisory fees of $XX,XXX, $104,000 and $116,000, respectively (fees were reduced by $XX,XXX, $97,000 and $114,000, respectively).



The investment adviser and Schwab have contractually guaranteed that, through [February 28, 2005], each Focus Fund's total annual operating expenses after fee waivers and expense reimbursements (excluding interest, taxes and certain non-routine expenses) will not exceed 1.10% of each fund's average daily net assets.



INSTITUTIONAL SELECT(R) FUNDS



For its advisory and administrative services to the Institutional Select S&P 500 Fund, Large-Cap Value Index Fund and Small-Cap Value Index Fund, the investment adviser is entitled to receive an annual fee, accrued daily and paid monthly, of 0.18%, 0.20% and 0.25% respectively of each fund's average daily net assets not in excess of $1 billion, and 0.15%, 0.18% and 0.23% respectively of such net assets over $1 billion.



For the fiscal years ended October 31, 2003, 2002 and 2001, the Institutional Select S&P 500 Fund paid investment advisory fees of $XX,XXX, $12,000, and $49,000, respectively (fees were reduced by $XXX,XXX, $446,000 and $516,000, respectively).



For the fiscal years ended October 31, 2003, 2002 and 2001, the Institutional Select Large-Cap Value Index Fund paid investment advisory fees of $XX,XXX, $12,000 and $8,000, respectively (fees were reduced by $XXX,XXX, $203,000 and $277,000, respectively).

For the fiscal years ended October 31, 2003, 2002 and 2001, the Institutional Select Small-Cap Value Index Fund paid investment advisory fees of $X,XXX, $6,000 and $0, respectively (fees were reduced by $XXX,XXX, $121,000 and $125,000, respectively).



The investment adviser and Schwab have contractually guaranteed that, through at least December 31, 2005, the total annual operating expenses (excluding interest, taxes and certain non-routine expenses) of the Institutional Select S&P 500 Fund, Large Cap-Value Index Fund and Small-Cap Value Index Fund will not exceed 0.15%, 0.25% and 0.32%, respectively, of each fund's average daily net assets.


EQUITY INDEX FUNDS

For its advisory and administrative services to the Schwab S&P 500 Fund, the investment adviser is entitled to receive an annual fee, accrued daily and paid monthly, of 0.20% of the fund's average daily net assets not in excess of $500 million, and 0.17% of such net assets over $500 million.


For the fiscal years ended October 31, 2003, 2002 and 2001, the Schwab S&P 500 Fund paid investment advisory fees of $XX,XXX,XXX, $10,171,000 and $10,820,000, respectively (fees were reduced by $X,XXX,XXX, $1,992,000 and $2,316,000, respectively).



The investment adviser and Schwab have contractually guaranteed that, through at least February 28, 2005, the total fund annual operating expenses of the Schwab S&P 500 Fund's Investor Shares, the e.Shares(R) and the Select Shares(R) (excluding interest, taxes and certain non-routine expenses) will not exceed 0.37%, 0.28% and 0.19% respectively, of the average daily net assets of each class.



For its advisory and administrative services to the Schwab 1000 Fund(R), the investment adviser is entitled to receive an annual fee, accrued daily and paid monthly, of 0.30% of the fund's average daily net assets not in excess of $500 million and 0.22% of such assets over $500 million.



For the fiscal years ended October 31, 2003, 2002 and 2001, the Schwab 1000 Fund paid investment advisory fees of $XX,XXX,XXX, $12,053,000 and $14,298,000, respectively (fees were reduced by $XXX,XXX, $888,000 and $756,000, respectively).



The investment adviser and Schwab have contractually guaranteed that, through at least February 28, 2005, total fund annual operating expenses of the Schwab 1000 Fund's Investor Shares and Select Shares (excluding interest, taxes and certain non-routine expenses) will not exceed 0.51% and 0.36% respectively, of the average daily net assets of each class.



For its advisory and administrative services to the Schwab Small-Cap Index Fund(R), the investment adviser is entitled to receive an annual fee, accrued daily and paid monthly, of 0.33% of the fund's average daily net assets not in excess of $500 million, and 0.28% of such net assets over $500 million.



For the fiscal years ended October 31, 2003, 2002 and 2001, the Schwab Small-Cap Index Fund paid investment advisory fees of $X,XXX,XXX, $3,715,000 and $3,395,000, respectively (fees were reduced by $X,XXX,XXX, $1,112,000 and $1,263,000, respectively).



The investment adviser and Schwab have contractually guaranteed that, through at least February 28, 2005, total fund annual operating expenses of the Schwab Small-Cap Index Fund's Investor Shares and Select Shares(R) (excluding interest, taxes and certain non-routine expenses) will not exceed 0.60% and 0.42%, respectively, of the average daily net assets of each class.

For its advisory and administrative services to the Schwab Total Stock Market Index Fund(R), the investment adviser is entitled to receive an annual fee, accrued daily and paid monthly, of 0.30% of the fund's average daily net assets not in excess of $500 million, and 0.22% of such net assets over $500 million.



For the fiscal years ended October 31, 2003, 2002 and 2001, the Schwab Total Stock Market Index Fund paid investment advisory fees of $XXX,XXX, $508,000 and $348,000, respectively (fees were reduced by $X,XXX,XXX, $1,072,000 and $1,067,000, respectively).



The investment adviser and Schwab have contractually guaranteed that, through at least February 28, 2005, the total fund annual operating expenses of the Schwab Total Stock Market Index Fund's Investor Shares and Select Shares (excluding interest, taxes and certain non-routine expenses) will not exceed 0.58%, and 0.39%, respectively, of the average daily net assets of each class.



For its advisory and administrative services to the Schwab International Index Fund(R), the investment adviser is entitled to receive an annual fee, accrued daily and paid monthly, of 0.43% of the average daily net assets not in excess of $500 million, and 0.38% of such net assets over $500 million.



For the fiscal years ended October 31, 2003, 2002 and 2001, the Schwab International Index Fund(R) paid investment advisory fees of $X,XXX,XXX, $3,048,000 and $3,395,000, respectively (fees were reduced by $X,XXX,XXX, $1,542,000 and $1,669,000, respectively).



The investment adviser and Schwab have contractually guaranteed that, through at least February 28, 2005, the total fund annual operating expenses of the Schwab International Index Fund's Investor Shares and Select Shares (excluding interest, taxes and certain non-routine expenses) will not exceed 0.69% and 0.50%, respectively, of the average daily net assets of each class.


MARKETTRACK PORTFOLIOS

For its advisory and administrative services to the Schwab MarketTrack All Equity, Conservative, Balanced and Growth Portfolios, the investment adviser is entitled to receive a graduated annual fee, payable monthly, of 0.44% of each portfolio's average daily net assets not in excess of $500 million and 0.39% of such net assets over $500 million.


For the fiscal years ended October 31, 2003, 2002 and 2001, the Schwab MarketTrack All Equity Portfolio paid investment advisory fees of $XXX,XXX, $703,000 and $736,000, respectively (fees were reduced by $X,XXX,XXX, $1,124,000 and $1,170,000, respectively).



For the fiscal years ended October 31, 2003, 2002 and 2001, the Schwab MarketTrack Growth Portfolio paid investment advisory fees of $X,XXX,XXX, $1,007,000 and $1,037,000, respectively (fees were reduced by $X,XXX,XXX, $1,355,000 and $1,329,000, respectively).



For the fiscal years ended October 31, 2003, 2002 and 2001, the Schwab MarketTrack Balanced Portfolio paid investment advisory fees of $XXX,XXX, $989,000 and $1,003,000, respectively (fees were reduced by $X,XXX,XXX, $1,241,000 and $1,252,000, respectively).



For the fiscal years ended October 31, 2003, 2002 and 2001, the Schwab MarketTrack Conservative Portfolio paid investment advisory fees of $XXX,XXX, $437,000 and $354,000, respectively (fees were reduced by $XXX,XXX, $619,000 and $539,000, respectively).



The investment adviser and Schwab have contractually guaranteed that, through at least February 28, 2005, the total annual operating expenses (excluding interest, taxes and certain non-routine expenses) for each

MarketTrack Portfolio, including the impact of underlying SchwabFunds investments, will not exceed 0.50% of its average daily net assets.

DIVIDEND EQUITY FUND


For its advisory and administrative services to the Dividend Equity Fund, the investment adviser is entitled to receive an annual fee, payable monthly, of 0.85% of the fund's average daily net assets.



For the period between September 2, 2003 and October 31, 2003, the investment advisory fees incurred by the Dividend Equity Fund were $XX,XXX (fees were reduced by $XX,XXX).



Net operating expenses of 0.00% for the Investor Shares and Select Shares are guaranteed by Schwab and the investment adviser through 5/3/04. For the period 5/4/04 through 2/28/05, Schwab and the investment adviser guarantee that the net operating expenses (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares(R) will not exceed 1.10% and 0.95%, respectively.


HEDGED EQUITY FUND

For its advisory and administrative services to the Hedged Equity Fund, the investment adviser is entitled to receive an annual fee, accrued daily and payable monthly, of 1.75% of the fund's average daily net assets.


For the fiscal year ending October 31, 2003 and for the period between September 3, 2002 and October 31, 2002, the Hedged Equity Fund paid investment advisory fees of $XX,XXX and $XX,XXX, respectively (fees were reduced by $XX,XXX and $XX,XXX, respectively).



The investment adviser and Schwab have contractually guaranteed that, through at least [February 28, 2005], the total fund annual operating expenses of the Schwab Hedged Equity Fund(TM) (excluding interest, taxes, certain non-routine expenses and expenses for dividends and interest paid on securities sold short) will not exceed 2.00% of its average daily net assets.


CORE EQUITY FUND

For its advisory and administrative services to the Core Equity Fund, the investment adviser is entitled to receive a graduated annual fee, payable monthly, of 0.54% of the fund's average daily net assets not in excess of $500 million and 0.49% of such net assets over $500 million.


For the fiscal years ended October 31, 2003, 2002 and 2001, the Core Equity Fund paid investment advisory fees of $XXX,XXX, $742,000 and $1,114,000, respectively (fees were reduced by $XXX,XXX, $322,000 and $343,000, respectively).



The investment adviser and Schwab have contractually guaranteed that, through at least [February 28, 2005], the total fund annual operating expenses of the Core Equity Fund (excluding interest, taxes and certain non-routine expenses) will not exceed 0.75% of its average daily net assets.


SMALL-CAP EQUITY FUND


For its advisory and administrative services to the Small-Cap Equity Fund, the investment adviser is entitled to receive an annual fee, payable monthly, of 1.05% of the fund's average daily net assets.



For the period between July 1, 2003 and October 31, 2003, the Small-Cap Equity Fund paid investment advisory fees of XX,XXX (fees were reduced by $XX,XXX).

The investment adviser and Schwab have contractually guaranteed that, through at least February 28, 2005, the total annual operating expenses of the Small-Cap Equity Fund (excluding interest, taxes and certain non-routine expenses) will not exceed 1.30% and 1.12% of the average daily net assets of the Investor Shares and Select Shares(R), respectively.


The amount of the expense caps is determined in coordination with the Board of Trustees, and the expense cap is intended to limit the effects on shareholders of expenses incurred in the ordinary operation of a fund. The expense cap is not intended to cover all fund expenses, and a fund's expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest and taxes, nor does it cover extraordinary or non-routine expenses, such as shareholder meeting costs.

                                   DISTRIBUTOR


Pursuant to a Distribution Agreement, Schwab is the principal underwriter for shares of the funds and is the trusts' agent for the purpose of the continuous offering of the funds' shares. The funds pay for prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the Distribution Agreement.


                     SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides fund information to shareholders, including share price, shareholder ownership and account activities and distributes a fund's prospectuses, financial reports and other informational literature about a fund. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds(R) and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.


For the services performed as transfer agent under its contract with the Hedged Equity Fund, Dividend Equity Fund, Core Equity Fund, Small-Cap Equity Fund and each of the Focus Funds, Institutional Select(R) Funds, Equity Index Funds and MarketTrack Portfolios, Schwab is entitled to receive an annual fee, payable monthly from each fund or by each share class, in the amount of 0.05% of the fund or share class' average daily net assets.



For the services performed as shareholder services agent under its contract with the Hedged Equity Fund and Core Equity Fund and each of the Focus Funds and MarketTrack Portfolios, Schwab is entitled to receive an annual fee, payable monthly from each fund, in the amount of 0.20% of each fund's average daily net assets.


For the services performed as shareholder services agent under its contract with each of the Institutional Select Funds, Schwab is entitled to receive an annual fee, payable monthly from each fund, in the amount of 0.05% of each fund's average daily net assets.


For the services performed as shareholder services agent under its contract with each of the Equity Index Funds, Schwab is entitled to receive an annual fee, payable monthly from each share class of each fund, in the amount of 0.20% of Investor Shares', 0.05% of Select Shares'(R) and 0.05% of e.Shares'(R) average daily net assets.



For the services performed as shareholder services agent under its contract with the Small-Cap Equity Fund and Dividend Equity Fund, Schwab is entitled to receive an annual fee, payable monthly from each share class of each fund, in the amount of 0.20% of Investor Shares' and 0.05% of Select Shares'(R) average daily net assets.






                         CUSTODIANS AND FUND ACCOUNTANTS



_________________________________, serves as custodian for the Dividend Equity Fund, Small-Cap Equity Fund, Schwab International Index Fund(R), Schwab Small-Cap Index Fund(R) and each of the Focus Funds and MarketTrack Portfolios.



________________________________, serves as custodian for the Core Equity Fund, Hedged Equity Fund, Schwab S&P 500 Fund, Schwab 1000 Fund(R), Schwab Total Stock Market Index Fund(R) and each of the Institutional Select(R) Funds.



________________________________, serves as fund accountant for the Small-Cap Equity Fund, Core Equity Fund, Dividend Equity Fund and for each of the Equity Index Funds, Institutional Select(R) Funds, Focus Funds and MarketTrack Portfolios.



________________________________, serves as fund accountant for the Hedged Equity Fund.


The custodians are responsible for the daily safekeeping of securities and cash held or sold by the funds. The fund accountants maintain all books and records related to the funds' transactions.

                             INDEPENDENT ACCOUNTANTS


The funds' independent accountants, ________________, audit and report on the annual financial statements of the funds and review certain regulatory reports and the funds' federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when the trusts engage them to do so. Their address is _______________________. Each fund's audited financial statements for the fiscal year ended October 31, 2003, are included in the funds' annual report, which is a separate report supplied with the SAI.


                                 OTHER SERVICES


With respect to the Dividend Equity, Small-Cap Equity, Hedged Equity and Core Equity Funds and each of the Focus Funds, Schwab provides the investment adviser with quantitative analyses of the relative attractiveness of stocks in which these funds might invest. These funds are designed to harness the power of the Schwab Equity Ratings(TM), which evaluates stocks on the basis of a wide variety of investment criteria from four broad categories: fundamentals, valuation, momentum and risk. Specifically with regard to the Hedged Equity Fund, the fund purchases from among Schwab's higher rated stocks and short stocks from among Schwab's lower rated stocks. Pursuant to an agreement between the investment adviser and Schwab, the investment adviser pays Schwab a fixed annual fee for these services.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

For reporting purposes, a fund's portfolio turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the fund owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less ("short-term securities") are excluded. Short positions that the Hedged Equity Fund intends to maintain for more than one year are included in the purchases and sales. Costs of covering short sales are included in purchases, and proceeds on short sales are included in sales.

A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year.

Typically, funds with high turnover (such as 100% or more) tend to generate higher capital gains and transaction costs, such as brokerage commissions.

A fund's portfolio turnover rate is in the financial highlights table in its prospectus.


The turnover rate for the Dividend Equity, Small-Cap Equity, Hedged Equity and Core Equity Funds and each of the Focus Funds is largely driven by the quantitative techniques used to help the fund construct its investment portfolio.



In June 2003, the Schwab Focus Funds began using the Schwab Equity Ratings as part of their respective investment strategies. The funds' turnover rates for the fiscal year ended 2003 were higher due to portfolio changes made to accommodate this transition to a new investment strategy.


                             PORTFOLIO TRANSACTIONS

The investment adviser makes decisions with respect to the purchase and sale of portfolio securities on behalf of the funds. The investment adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. Purchases and sales of securities on a stock exchange or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Purchases and sales of fixed income securities may be transacted with the issuer, the issuer's underwriter, or a dealer. The funds do not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The prices the funds pay to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which the funds may invest are traded primarily in the over-the-counter market on a net basis and do not normally involve either brokerage commissions or transfer taxes. It is expected that the cost of executing portfolio securities transactions of the funds will primarily consist of dealer spreads and brokerage commissions.


The investment adviser seeks to obtain the best execution for the funds' portfolio transactions. The investment adviser may take a number of factors into account in selecting brokers or dealers to execute these transactions. Such factors may include, without limitation, the following: execution price; brokerage commission or dealer spread; size or type of the transaction; nature or character of the markets; clearance or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading capabilities; willingness to execute related or unrelated difficult transactions in the future; order of call; ability to facilitate short selling; provision of additional brokerage or research services or products; whether a broker guarantees that a fund will receive, on aggregate, prices at least as favorable as the closing prices on a given day when adherence to "market-on-close" pricing aligns with fund objectives; or whether a broker guarantees that a fund will receive the volume-weighted average price (VWAP) for a security for a given trading day (or portion thereof) when the investment adviser believes that VWAP execution is in a fund's best interest. In addition, the investment adviser has incentive sharing arrangements with certain unaffiliated brokers who guarantee market-on-close pricing: on a day when such a broker executes transactions at prices better, on aggregate, than market-on-close prices, that broker may receive, in addition to his or her standard commission, a portion of the net difference between the actual execution prices and corresponding market-on-close prices for that day.



The investment adviser may cause a fund to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser may receive brokerage and research services or products in connection with certain riskless principal transactions, in accordance with applicable SEC and other regulatory guidelines. In both instances, these services or products may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The investment adviser may use research services furnished by brokers or dealers in servicing all fund accounts, and not all services may necessarily be used in connection with the account that paid commissions or spreads to the broker or dealer providing such services.



The investment adviser may receive a service from a broker or dealer that has both a "research" and a "non-research" use. When this occurs, the investment adviser will make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with fund commissions or spreads, while the investment adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser faces a potential conflict of interest, but the investment adviser believes that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.



The investment adviser may purchase for funds, new issues of securities in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser with research services, in accordance with applicable rules and regulations permitting these types of arrangements.



The investment adviser may place orders directly with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable funds to trade directly with other institutional holders. At times, this may allow funds to trade larger blocks than would be possible trading through a single market maker.



The investment adviser may aggregate securities sales or purchases among two or more funds. The investment adviser will not aggregate transactions unless it believes such aggregation is consistent with its duty to seek best execution for each affected fund and is consistent with the terms of the investment advisory agreement for such fund. It is the investment adviser's policy, to the extent practicable, to allocate investment opportunities over a period of time on a fair and equitable basis relative to all funds.



In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the funds on securities exchanges, the investment adviser follows procedures, adopted by the funds' Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.

                             REGULAR BROKER-DEALERS


A fund's regular broker-dealers during its most recent fiscal year are: (1) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the fund; (2) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (3) the ten broker-dealers that sold the largest dollar amount of the fund's shares. During the fiscal year ended October 31, 2003, certain of the funds purchased securities issued by the following regular broker-dealers:


[Insert Name of Fund]


     Regular Broker-Dealer       Value of Fund's Holdings as of October 31, 2003
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                              BROKERAGE COMMISSIONS

FOCUS FUNDS


For the fiscal years ended October 31, 2003, 2002 and 2001, the Communications Focus Fund paid brokerage commissions of $XX,XXX, $29,230 and $49,164, respectively.



For the fiscal years ended October 31, 2003, 2002 and 2001, the Financial Services Focus Fund paid brokerage commissions of $XX,XXX, $32,479 and $43,474, respectively.



For the fiscal years ended October 31, 2003, 2002 and 2001, the Health Care Focus Fund paid brokerage commissions of $XX,XXX, $38,816 and $28,366, respectively.



For the fiscal years ended October 31, 2003, 2002 and 2001, the Technology Focus Fund paid brokerage commissions of $XX,XXX, $71,642 and $76,125, respectively.


MARKETTRACK PORTFOLIOS


The MarketTrack All Equity Portfolio did not pay brokerage commissions.



For the fiscal years ended October 31, 2003, 2002 and 2001, the MarketTrack Growth Portfolio, paid brokerage commissions of $XXX, $743 and $1,177, respectively.

For the fiscal years ended October 31, 2003, 2002 and 2001, the MarketTrack Balanced Portfolio, paid brokerage commissions of $XXX, $477 and $752, respectively.



For the fiscal years ended October 31, 2003, 2002 and 2001, the MarketTrack Conservative Portfolio, paid brokerage commissions of $XXX, $126 and $188, respectively.


EQUITY INDEX FUNDS


For the fiscal years ended October 31, 2003, 2002 and 2001, the Schwab S&P 500 Fund paid brokerage commissions of $XXX,XXX, $435,947 and $411,950, respectively.



For the fiscal years ended October 31, 2003, 2002 and 2001, the Schwab 1000 Fund(R) paid brokerage commissions of $XXX,XXX, $340,058 and $391,945, respectively.



For the fiscal years ended October 31, 2003, 2002 and 2001, the Schwab Small-Cap Index Fund(R) paid brokerage commissions of $X,XXX,XXX, $1,280,501 and $3,840,472, respectively.



For the fiscal years ended October 31, 2003, 2002 and 2001, the Schwab Total Stock Market Index Fund(R) paid brokerage commissions of $XX,XXX, $67,810 and $74,244, respectively.



For the fiscal years ended October 31, 2003, 2002 and 2001, the Schwab International Index Fund(R) paid brokerage commissions of $XXX,XXX, $153,079 and $396,361, respectively.



INSTITUTIONAL SELECT(R) FUNDS



For the fiscal years ended October 31, 2003, 2002 and 2001, the Institutional Select S&P 500 Fund paid brokerage commissions of $XX,XXX, $25,496 and $27,949, respectively.



For the fiscal years ended October 31, 2003, 2002 and 2001, the Institutional Select Large-Cap Value Index Fund paid brokerage commissions of $XX,XXX, $29,211 and $33,289, respectively.



For the fiscal years ended October 31, 2003, 2002 and 2001, the Institutional Select Small-Cap Value Index Fund paid brokerage commissions of $XX,XXX, $30,381 and $36,950, respectively.


CORE EQUITY FUND


For the fiscal years ended October 31, 2003, 2002 and 2001, the Core Equity Fund paid brokerage commissions of $XXX,XXX, $368,355 and $379,175, respectively.


HEDGED EQUITY FUND


For the fiscal year ended October 31, 2003 and for the period between September 3, 2002 and October 31, 2002, the Hedged Equity Fund paid brokerage commissions of $XX,XXX and $14,907, respectively.


SMALL-CAP EQUITY FUND


For the period between July 1, 2003 and October 31, 2003, the Small-Cap Equity Fund paid brokerage commissions of $XX,XXX.


DIVIDEND EQUITY FUND

For the period between September 2, 2003 and October 31, 2003, the Dividend Equity Fund paid brokerage commissions of $XX,XXX.



                            DESCRIPTION OF THE TRUSTS



Each fund, except the Schwab 1000 Fund(R), is a series of Schwab Capital Trust, an open-end investment management company organized as a Massachusetts business trust on May 7, 1993. The Schwab 1000 Fund is a series of Schwab Investments, an open-end investment management company organized as a Massachusetts business trust on October 26, 1990.



The Declarations of Trust provide that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by a fund or share class. A fund's minimum initial investment, minimum additional investment and minimum balance requirement, if any, are set forth in the prospectus. These minimums may be waived for certain investors, including trustees, officers and employees of Schwab, or changed without prior notice. The minimums may also be waived for investment programs such as those programs designated for retirement savings, college savings, graduation gifts or charitable giving funds.


The funds may hold special shareholder meetings, which may cause the funds to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.


The bylaws of each trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. Each Declaration of Trust specifically authorizes the Board of Trustees to terminate the trust (or any of its funds) by notice to the shareholders without shareholder approval.


Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. Each Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, each Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, each trust will be covered by insurance, which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations.

As more fully described in each Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value as determined in accordance with the bylaws.

  PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER DOCUMENTS AND PRICING OF SHARES


                  PURCHASING AND REDEEMING SHARES OF THE FUNDS



The funds are open each day that the New York Stock Exchange (NYSE) is open (business days). The NYSE's trading session is normally conducted from 9:30 a.m. Eastern time until 4:00 p.m. Eastern time, Monday through Friday, although some days, such as in advance of and following holidays, the NYSE's trading session closes early. The following holiday closings are currently scheduled for 2004:
New Year's Day, Martin Luther King Jr.'s Birthday (observed), Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. While orders to buy, sell and exchange shares are typically accepted by Schwab at any time, only orders that are received in good order by a fund's transfer agent no later than the close of the NYSE's trading session will be executed that day at the fund's (or class') share price calculated that day. On any day that the NYSE closes early, the funds reserve the right to advance the time by which purchase, redemption and exchanges orders must be received by the funds' transfer agent that day in order to be executed that day at that day's share price.


As long as the funds or Schwab follow reasonable procedures to confirm that an investor's telephone or Internet order is genuine, they will not be liable for any losses the investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or other confirmation before acting upon any telephone or Internet order, providing written confirmation of telephone or Internet orders and tape recording all telephone orders.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.


Each fund that charges a redemption fee reserves the right to waive its early redemption fee for certain tax-advantaged retirement plans or charitable giving funds, or in other circumstances when the fund's officers determine that such a waiver is in the best interests of the fund and its shareholders.


Each of the funds has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares." A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash.

Each fund is designed for long-term investing. Because short-term trading activities can disrupt the smooth management of a fund and increase its expenses, each fund reserves the right, in its sole discretion, to refuse any purchase or exchange order, or large purchase or exchange orders, including any purchase or exchange order which appears to be associated with short-term trading activities or "market timing." Because market timing decisions to buy and sell securities typically are based on an individual investor's market outlook, including such factors as the perceived strength of the economy or the anticipated direction of interest rates, it is difficult for a fund to determine in advance what purchase or exchange orders may be deemed to be associated with market timing or short-term trading activities.

Shares of the funds may be held only through a Schwab account or certain third-party investment providers that have an arrangement with Schwab. If you close your Schwab account, your fund shares may be redeemed unless you first transfer them to such a third-party investment provider.


                         EXCHANGING SHARES OF THE FUNDS



Shares of any SchwabFund, including any class of shares, may be sold and shares of any other SchwabFund or class purchased, provided the minimum investment and any other requirements of the fund or class purchased are satisfied. Without limiting this privilege, "an exchange order," which is a simultaneous order to sell shares of one fund or class and automatically invest the proceeds in another fund or class, may not be executed between shares of Sweep Investments(R) and shares of non-Sweep Investments. Shares of Sweep Investments may be bought and sold automatically pursuant to the terms and conditions of your Schwab account agreement or by direct order as long as you meet the minimums for direct investments. In addition, different exchange policies may apply to SchwabFunds(R) that are bought and sold through third-party investment providers and the exchange privilege between SchwabFunds may not be available through third-party investment providers.


The funds and Schwab reserve certain rights with regard to exchanging shares of the funds. These rights include the right to: (i) refuse any purchase or exchange order that may negatively impact a fund's operations; (ii) refuse orders that appear to be associated with short-term trading activities; and
(iii) modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

                        DELIVERY OF SHAREHOLDER DOCUMENTS

Typically once a year, an updated prospectus will be mailed to shareholders describing each fund's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing each fund's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called "householding." If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.

                                PRICING OF SHARES


Each business day, each share class of a fund calculates its share price, or NAV, as of the close of the NYSE (generally 4 p.m. Eastern time). This means that NAVs are calculated using the values of a fund's portfolio securities as of the close of the NYSE. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available are required to be valued at fair value using procedures approved by the Board of Trustees.



The funds use approved pricing services to provide values for their portfolio securities. Current market values are generally determined by the approved pricing services as follows: securities traded on stock exchanges, excluding the NASDAQ National Market System, are valued at the last-quoted sales price on the exchange on which such securities are primarily traded (closing values), or, lacking any sales, at the mean between the bid and ask prices; securities traded in the over-the-counter market are valued at the last reported sales price that day, or, if no sales are reported, at the mean between the bid and ask prices. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price. In addition, securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate. Fixed income securities normally are valued based on valuations provided by approved pricing services. Securities may be fair valued pursuant to procedures approved by the funds' Board of Trustees when approved pricing services do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.


In accordance with the 1940 Act, the underlying funds in which the MarketTrack Portfolios invest are valued at their respective net asset values as determined by those funds. The underlying funds that are money market funds may value their portfolio securities based on the value or amortized cost method. The other underlying funds value their portfolio securities based on market quotes if they are readily available.

                                    TAXATION


                      FEDERAL TAX INFORMATION FOR THE FUNDS


It is each fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Code. By qualifying as a RIC, each fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

A fund's transactions in futures contracts, forward contracts, foreign currency transactions, options and certain other investment and hedging activities may be restricted by the Code and are subject to special tax rules. In a given case, these rules may accelerate income to a fund, defer its losses, cause adjustments in the holding periods of a fund's assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of a fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of a fund and its shareholders.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in each fund's prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the funds. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisors regarding the consequences of investing in the funds.

Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. In general, distributions by a fund of investment company taxable income (including net short-term capital gains), if any, whether received in cash or additional shares, will be taxable to you as ordinary income. A portion of these distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that a fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations. Distributions from net capital gain (if any) that are designated as capital gains dividends are taxable as long-term capital gains without regard to the length of time the shareholder has held shares of a fund. However, if you receive a capital gains dividend with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the capital gains dividend, be treated as a long-term capital loss. Long-term capital gains also will be taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.


A fund will inform you of the amount of your ordinary income dividends and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes, including what portion of the distributions will be qualified dividend income, shortly after the close of each calendar year. For corporate investors in a fund, dividend distributions the fund designates to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if the fund were a regular corporation. Distributions by a fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

A fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to "backup withholding;" or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.


Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of a fund generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code's definition of "resident alien" or (2) is physically present in the U.S. for 183 days or more per year. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.



Income that a MarketTrack Portfolio or the Schwab International Index Fund(R) receives from sources within various foreign countries may be subject to foreign income taxes withheld at the source. If a MarketTrack Portfolio or the Schwab International Index Fund has at least 50% of its assets invested in foreign securities at the end of its taxable year, it may elect to "pass through" to its shareholders the ability to take either the foreign tax credit or the deduction for foreign taxes. Pursuant to this election, U.S. shareholders must include in gross income, even though not actually received, their respective pro rata share of foreign taxes, and may either deduct their pro rata share of foreign taxes (but not for alternative minimum tax purposes) or credit the tax against U.S. income taxes, subject to certain limitations described in Code sections 901 and 904. A shareholder who does not itemize deductions may not claim a deduction for foreign taxes. It is expected that the Schwab International Index Fund will have more than 50% of the value of its total assets at the close of its taxable year invested in foreign securities, and it will make this election. It is expected that the MarketTrack Portfolios will not have 50% of their assets invested in foreign securities at the close of their taxable years, and therefore will not be permitted to make this election. Also, to the extent a MarketTrack Portfolio invests in an underlying mutual fund that elects to pass through foreign taxes, the MarketTrack Portfolio will not be able to pass through the taxes paid by the underlying mutual fund. Each shareholder's respective pro rata share of foreign taxes the MarketTrack Portfolio pays will, therefore, be netted against its share of the MarketTrack Portfolio's gross income.



The MarketTrack Portfolios and the Schwab International Index Fund may invest in a non-U.S. corporation, which could be treated as a passive foreign investment company (PFIC) or become a PFIC under the Code. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent the Schwab International Index Fund(R) and the MarketTrack Portfolios do invest in PFICs, it may elect to treat the PFIC as a "qualified fund" or mark-to-market its investments in PFICs annually. In either case, the Schwab International Index Fund and the MarketTrack Portfolios may be required to distribute amounts in excess of realized income and gains. To the extent that the Schwab International Index Fund and the MarketTrack Portfolios do invest in foreign securities which are determined to be PFIC securities and is required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to the funds' shareholders. Therefore, the payment of this tax would reduce the Schwab International Index Fund's and each of the MarketTrack Portfolio's economic return from its PFIC shares, and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.


Shareholders are urged to consult their tax advisors as to the state and local tax rules affecting investments in the fund.

                         CALCULATION OF PERFORMANCE DATA

Average annual total return is a standardized measure of performance calculated using methods prescribed by SEC rules. It is calculated by determining the ending value of a hypothetical initial investment of $1,000 made at the beginning of a specified period. The ending value is then divided by the initial investment, which is annualized and expressed as a percentage. It is reported for periods of one, five and ten years or since commencement of operations for periods not falling on those intervals. In computing average annual total return, a fund assumes reinvestment of all distributions at net asset value on applicable reinvestment dates.

For average "after-tax" total return, the SEC rules mandate several assumptions, including that the highest historical individual federal marginal income tax rates at the time of reinvestment be used, and that the calculations do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation, and may differ from those shown. These returns, for instance, assume that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption. These returns are not relevant to certain tax-deferred investors.

If the sale of shares results in a loss, it is assumed that the shareholder has sufficient capital gains to offset the capital loss. As a result, returns after taxes on distributions and sale of fund shares may exceed returns after taxes on distributions (but before sale of fund shares).

Prior to June 1, 2002, the Core Equity Fund's day-to-day investment management was handled by a subadviser, Symphony Asset Management LLC.

                          AVERAGE ANNUAL TOTAL RETURNS


                Fund/Portfolio                        One Year         Five Years      10 Years or From Commencement of
         (Commencement of Operations)                  Ended             Ended                    Operations
                                                  October 31, 2003  October 31, 2003          to October 31, 2003
-----------------------------------------------------------------------------------------------------------------------
MARKETTRACK ALL EQUITY PORTFOLIO (5/20/1998)           X.XX%             X.XX%                      X.XX%
After-tax Returns:
   On Distribution                                     X.XX%             X.XX%                      X.XX%
   On Distribution and Sale                            X.XX%             X.XX%                      X.XX%

MARKETTRACK GROWTH PORTFOLIO (11/20/1995)              X.XX%             X.XX%                      X.XX%
After-tax Returns:
   On Distribution                                     X.XX%             X.XX%                      X.XX%
   On Distribution and Sale                            X.XX%             X.XX%                      X.XX%

MARKETTRACK BALANCED PORTFOLIO (11/20/1995)            X.XX%             X.XX%                      X.XX%
After-tax Returns:
   On Distribution                                     X.XX%             X.XX%                      X.XX%
   On Distribution and Sale                            X.XX%             X.XX%                      X.XX%

MARKETTRACK CONSERVATIVE PORTFOLIO (11/20/1995)        X.XX%             X.XX%                      X.XX%
After-tax Returns:
   On Distribution                                     X.XX%             X.XX%                      X.XX%
   On Distribution and Sale                            X.XX%             X.XX%                      X.XX%

SCHWAB S&P 500 FUND
Investor Shares (5/1/96)                               X.XX%             X.XX%                      X.XX%
After-tax Returns:
   On Distribution                                     X.XX%             X.XX%                      X.XX%
   On Distribution and Sale                            X.XX%             X.XX%                      X.XX%
e.Shares(R) (5/1/96)                                   X.XX%             X.XX%                      X.XX%
Select Shares(R) (5/20/97)                             X.XX%             X.XX%                      X.XX%

SCHWAB 1000 FUND(R)
Investor Shares (4/2/91)                               X.XX%             X.XX%                      X.XX%
After-tax Returns:
   On Distribution                                     X.XX%             X.XX%                      X.XX%
   On Distribution and Sale                            X.XX%             X.XX%                      X.XX%
Select Shares(R) (5/19/97)                             X.XX%             X.XX%                      X.XX%

                Fund/Portfolio                        One Year         Five Years      10 Years or From Commencement of
         (Commencement of Operations)                  Ended             Ended                    Operations
                                                  October 31, 2003  October 31, 2003          to October 31, 2003
-----------------------------------------------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R) -
Investor Shares (12/3/93)                              X.XX%             X.XX%                      X.XX%
After-tax Returns:
   On Distribution                                     X.XX%             X.XX%                      X.XX%
   On Distribution and Sale                            X.XX%             X.XX%                      X.XX%
Select Shares (5/20/97)                                X.XX%             X.XX%                      X.XX%

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)
Investor Shares (6/1/99)                               X.XX%             X.XX%                      X.XX%
After-tax Returns:
   On Distribution                                     X.XX%             X.XX%                      X.XX%
   On Distribution and Sale                            X.XX%             X.XX%                      X.XX%
Select Shares (6/1/99)                                 X.XX%             X.XX%                      X.XX%

SCHWAB INTERNATIONAL INDEX FUND(R)
Investor Shares (9/9/93)                               X.XX%             X.XX%                      X.XX%
After-tax Returns:
   On Distribution                                     X.XX%             X.XX%                      X.XX%
   On Distribution and Sale                            X.XX%             X.XX%                      X.XX%
Select Shares (5/20/97)                                X.XX%             X.XX%                      X.XX%

INSTITUTIONAL SELECT(R) S&P 500 FUND (2/1/99)          X.XX%             X.XX%                      X.XX%
After-tax Returns:
   On Distribution                                     X.XX%             X.XX%                      X.XX%
   On Distribution and Sale                            X.XX%             X.XX%                      X.XX%

INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND
(2/1/99)                                               X.XX%             X.XX%                      X.XX%
After-tax Returns:
   On Distribution                                     X.XX%             X.XX%                      X.XX%
   On Distribution and Sale                            X.XX%             X.XX%                      X.XX%

INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND
(2/1/99)                                               X.XX%             X.XX%                      X.XX%
After-tax Returns:
   On Distribution                                     X.XX%             X.XX%                      X.XX%
   On Distribution and Sale                            X.XX%             X.XX%                      X.XX%

                Fund/Portfolio                        One Year         Five Years      10 Years or From Commencement of
         (Commencement of Operations)                  Ended             Ended                    Operations
                                                  October 31, 2003  October 31, 2003          to October 31, 2003
-----------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS FOCUS FUND (7/3/00)                     X.XX%             X.XX%                    X.XX%
After-tax Returns:
   On Distribution                                     X.XX%             X.XX%                    X.XX%
   On Distribution and Sale                            X.XX%             X.XX%                    X.XX%

FINANCIAL SERVICES FOCUS FUND (7/3/00)                 X.XX%             X.XX%                    X.XX%
After-tax Returns:
   On Distribution                                     X.XX%             X.XX%                    X.XX%
   On Distribution and Sale                            X.XX%             X.XX%                    X.XX%

HEALTH CARE FOCUS FUND (7/3/00)                        X.XX%             X.XX%                    X.XX%
After-tax Returns:
   On Distribution                                     X.XX%             X.XX%                    X.XX%
   On Distribution and Sale                            X.XX%             X.XX%                    X.XX%

TECHNOLOGY FOCUS FUND (7/3/00)                         X.XX%             X.XX%                    X.XX%
After-tax Returns:
   On Distribution                                     X.XX%             X.XX%                    X.XX%
   On Distribution and Sale                            X.XX%             X.XX%                    X.XX%

CORE EQUITY FUND(TM) (7/1/96)                          X.XX%             X.XX%                    X.XX%
After-tax Returns:
   On Distribution                                     X.XX%             X.XX%                    X.XX%
   On Distribution and Sale                            X.XX%             X.XX%                    X.XX%

HEDGED EQUITY FUND (9/3/02)                            X.XX%             X.XX%                    X.XX%
After-tax Returns:
   On Distribution                                     X.XX%             X.XX%                    X.XX%
   On Distribution and Sale                            X.XX%             X.XX%                    X.XX%

                          AVERAGE ANNUAL TOTAL RETURNS


                                                       From Commencement of
                                                  Operations to October 31, 2003
               SMALL-CAP EQUITY FUND
               Investor Shares (7/1/03)                        X.XX%
               After-tax Returns:
                  On Distribution                              X.XX%
                  On Distribution and Sale                     X.XX%
               Select Shares (7/1/03)                          X.XX%

               DIVIDEND EQUITY FUND
               Investor Shares (9/2/03)                        X.XX%
               After-tax Returns:
                  On Distribution                              X.XX%
                  On Distribution and Sale                     X.XX%
               Select Shares (9/2/03)                          X.XX%


A fund also may report the percentage of its total return that would be paid to taxes annually (at the applicable federal personal income and capital gains tax rates) before redemption of fund shares. This percentage may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

A fund also may advertise its cumulative total return since inception. This number is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the fiscal year end.


            Fund (Commencement of Operations)             Cumulative Total Return
---------------------------------------------------------------------------------
MARKETTRACK ALL EQUITY PORTFOLIO (5/20/1998)                       X.XX%

MARKETTRACK GROWTH PORTFOLIO (11/20/1995)                          X.XX%

MARKETTRACK BALANCED PORTFOLIO (11/20/1995)                        X.XX%

MARKETTRACK CONSERVATIVE PORTFOLIO (11/20/1995)                    X.XX%

SCHWAB S&P 500 FUND
   Investor Shares (5/1/96)                                        X.XX%
   e.Shares(R) (5/1/96)                                            X.XX%
   Select Shares(R) (5/20/97)                                      X.XX%

SCHWAB 1000 FUND(R)
   Investor Shares (4/2/91)                                        X.XX%
   Select Shares(R) (5/19/97)                                      X.XX%

SCHWAB SMALL-CAP INDEX FUND(R)
   Investor Shares (12/3/93)                                       X.XX%

            Fund (Commencement of Operations)             Cumulative Total Return
---------------------------------------------------------------------------------
   Select Shares (5/19/97)                                         X.XX%

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)
   Investor Shares (6/1/99)                                        X.XX%
   Select Shares (6/1/99)                                          X.XX%

SCHWAB INTERNATIONAL INDEX FUND(R)
   Investor Shares (9/9/93)                                        X.XX%
   Select Shares (5/20/97)                                         X.XX%

INSTITUTIONAL SELECT(R) S&P 500 FUND (2/1/99)                      X.XX%

INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND (2/1/99)           X.XX%

INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND (2/1/99)           X.XX%

COMMUNICATIONS FOCUS FUND (7/3/00)                                 X.XX%

FINANCIAL SERVICES FOCUS FUND (7/3/00)                             X.XX%

TECHNOLOGY FOCUS FUND (7/3/00)                                     X.XX%

HEALTH CARE FOCUS FUND (7/3/00)                                    X.XX%

CORE EQUITY FUND (7/1/96)                                          X.XX%

HEDGED EQUITY FUND (9/3/02)                                        X.XX%

SMALL-CAP EQUITY FUND
   Investor Shares (7/1/03)                                        X.XX%
   Select Shares (7/1/03)                                          X.XX%

DIVIDEND EQUITY FUND
   Investor Shares (9/2/03)                                        X.XX%
   Select Shares (9/2/03)                                          X.XX%


The performance of a fund may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices, U.S. government obligations, bank certificates of deposit, the consumer price index and other investments for which reliable data is available. The performance of the Focus Funds may be compared with the performance of their respective sectors for which reliable data are available, such as industry or sector data. The Focus Funds, their distributor or investment adviser may discuss or quote market, regulatory and economic data and/or factors affecting their respective sectors or industries or sub-industries within those sectors. An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative, management and trading expenses. A fund will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause a fund's performance to be higher or lower than that of an index.

The MarketTrack Portfolios also may compare their historical performance figures to other asset class performance, performance of indices and mutual funds similar to their asset categories and sub-categories, and to the performance of "blended indices" similar to the MarketTrack Portfolios' strategies. Examples of indices used for comparison purposes and the asset categories they represent are as follows: for large company stocks, the S&P 500 Index; for small company stocks, the Ibbottson, the Barra Small-Cap Index and the Russell 2000(R) Index; for foreign stocks, the MSCI-EAFE Index; and for bonds, the Lehman Brothers Aggregate Bond indices.

                                 TAX EFFICIENCY

Taxes can erode the returns a shareholder earns from a mutual fund investment and are an important, and often overlooked, factor when evaluating a mutual fund's performance. For many mutual funds, shareholder tax liability is of minimal concern in the investment management process. In contrast, the investment adviser of the Schwab 1000, International and Total Stock Market Index Funds employs specific investment strategies designed to minimize capital gain distributions while achieving each fund's investment objective. These strategies include selling the highest tax cost securities first, not re-balancing the portfolio to reflect changes in their indexes, trading only round-lots or large blocks of securities and focusing on individual tax lots in deciding when and how to manage the realization of capital gains. In addition, the investment adviser monitors, analyzes and evaluates each fund's portfolio as well as market conditions to carefully manage necessary trading activity and to determine when there are opportunities to realize capital losses, which offset realized capital gains. These policies will be utilized to the extent they do not have a material effect on each fund's ability to track or match the performance of its index. They may affect the composition of a fund's index holdings as compared to the index. By deferring or avoiding the realization of capital gains, where possible, until an investor sells shares, unrealized gains can accumulate in a fund, helping to build the value of a shareholder's investment. In addition, shareholders are given greater control over the timing of the recognition of such gains and the impact on their tax situations. There can be no assurance that the investment adviser will succeed in avoiding realized net capital gains.

The Schwab 1000, International and Total Stock Market Index Funds may refer to recent studies that analyze certain techniques and strategies these funds may use to promote the advantages of investing in a series that is part of a large, diverse mutual fund complex. From time to time, these fund may include discussions in advertisements of the income tax savings shareholders may experience as a result of their policy of limiting portfolio trading in order to reduce capital gains. This information may be supplemented by presentations of statistical data illustrating the extent of such income tax savings and the impact of such savings on the yield and/or total return of the funds. In addition, such advertisements may include comparisons of the funds' performance against that of investment products that do not employ the funds' policy of seeking to limit capital gains.

                                     PART C
                                OTHER INFORMATION
                               SCHWAB INVESTMENTS

Item 23.    Exhibits.


(a)     Articles of                    Agreement and Declaration of Trust, dated October 26,
        Incorporation                  1990, was electronically filed and is incorporated by
                                       reference to Exhibit 1, File No. 811-6200, of
                                       Post-Effective Amendment No. 22 to Registrant's
                                       Registration Statement on Form N-1A, filed on December 30,
                                       1997.

(b)     By-Laws                        Amended and Restated By-Laws were electronically filed and are incorporated by reference to Exhibit 2, File No.
                                       811-6200, of Post-Effective Amendment No. 22 to
                                       Registrant's Registration Statement on Form N-1A, filed on
                                       December 30, 1997.

(c)     Instruments           (i)      Article III, Section 5, Article V, Article VI, Article
        Defining Rights of             VIII, Section 4 and Article IX, Sections 1, 5 and 7 of the
        Security Holders               Agreement and Declaration of Trust were filed and are
                                       incorporated by reference to Exhibit 1, File No. 811-6200, of Post-Effective Amendment No. 22 to Registrant's
                                       Registration Statement on Form N-1A, filed on December 30,
                                       1997.

                              (ii)     Article 9, Article 10, Section 6, and Article 11 of the
                                       Amended and Restated By-Laws were filed and are
                                       incorporated by reference to Exhibit 2, File No. 811-6200, of Post-Effective Amendment No. 22 to Registrant's
                                       Registration Statement on Form N-1A filed on December 30,
                                       1997.

(d)     Investment Advisory   (i)      Investment Advisory and Administration Agreement between
        Contracts                      Registrant and Charles Schwab Investment Management, Inc.
                                       (the "Investment Adviser") and Schedules B and C were
                                       electronically filed and are incorporated by reference to
                                       Exhibit 5(a), File No. 811-6200, of Post-Effective
                                       Amendment No. 22 to Registrant's Registration Statement on
                                       Form N-1A, filed on December 30, 1997.

                              (ii)     Amended Schedules A and D to Investment Advisory and
                                       Administration Agreement referred to at Exhibit (d)(i)
                                       above are incorporated herein by reference as Exhibit
                                       (d)(ii), File No. 811-6200, of Post-Effective Amendment
                                       No. 46 to Registrant's Registration Statement on Form
                                       N-1A, electronically filed on January 24, 2003.


Part C

                              (iii)    Letter of Agreement between Registrant and Investment
                                       Advisor on behalf of Schwab Investments dated October 30,
                                       2003, incorporated herein by reference as Exhibit
                                       (d)(iii), File No. 811-6200, of Post-Effective Amendment
                                       No. 48 to Registrant's Registration Statement on Form
                                       N-1A, electronically filed on November 11, 2003.

(e)     Underwriting          (i)      Distribution Agreement between Registrant and Charles
        Contracts                      Schwab & Co., Inc. ("Schwab") was electronically filed and is incorporated by reference to Exhibit 6, File No.
                                       811-6200, of Post-Effective Amendment No. 22 to
                                       Registrant's Registration Statement on Form N-1A, filed on
                                       December 30, 1997.

                              (ii)     Amended Schedule A to the Distribution Agreement was
                                       electronically filed and is incorporated herein as Exhibit
                                       (e)(ii), File No. 811-6200, of Post-Effective Amendment
                                       No. 46 to the Registrant's Registration Statement on Form
                                       N-1A, filed on January 27, 2003.

(f)     Bonus or Profit                Inapplicable.
        Sharing Contracts

(g)     Custodian Agreements  (i)      Custodian Services Agreement between Registrant and PFPC
                                       Trust Company is electronically filed herein as Exhibit
                                       (g)(i), File No. 811-6200.

                              (ii)     Amended Custodian Services Fee Agreement dated November 1,
                                       1998, by and between the Registrant and PFPC Trust
                                       Company, as assigned by PNC Bank, is incorporated herein
                                       by reference to Exhibit (g)(xii), File No. 811-6200, of
                                       Post-Effective Amendment No. 27 to Registrant's
                                       Registration Statement on Form N-1A, electronically filed
                                       on December 30, 1998.

                              (iii)    Schedule A to the Custodian Services Fee Agreement between the registrant and PFPC Trust Company, as assigned by PNC
                                       Bank, was electronically filed and is incorporated by
                                       reference to Exhibit (g)(xiv), File No. 811-6200, of
                                       Post-Effective Amendment No. 29 to Registrant's
                                       Registration Statement on Form N-1A, filed on July 21,
                                       1999.

                              (iv)     Rule 17f-5 and 17f-7 Services Agreement (Foreign Custody
                                       Agreement) between Registrant and PFPC Trust Company dated
                                       September 25, 2003, is electronically filed herein as
                                       Exhibit (g)(iv), File No. 811-6200.



Part C

                              (v)      Transfer Agency Agreement between the Registrant and
                                       Schwab and Schedule B were electronically filed and are
                                       incorporated by reference to Exhibit 8(e), File No.
                                       811-6200, of Post-Effective Amendment No. 22 to
                                       Registrant's Registration Statement on Form N-1A, filed on
                                       December 30, 1997.

                              (vi)     Amended Schedules A and C to the Transfer Agency Agreement
                                       referred to at Exhibit (g)(v) above was electronically
                                       filed and is incorporated by reference herein as Exhibit
                                       (g)(vi), File No. 811-6200, of Post-Effective Amendment
                                       No. 46 to the Registrant's Registration Statement on Form
                                       N-1A, filed on January 27, 2003.

                              (vii)    Shareholder Service Agreement between the Registrant and
                                       Schwab and Schedule B were electronically filed and are
                                       incorporated by reference to Exhibit 8(g), File No.
                                       811-6200, of Post-Effective Amendment No. 22 to
                                       Registrant's Registration Statement on Form N-1A, filed on
                                       December 30, 1997.

                              (viii)   Schedules A and C to the Shareholder Service Agreement
                                       between the Registrant and Schwab referenced at Exhibit
                                       (g)(vii) above was electronically filed and is
                                       incorporated by reference herein as Exhibit (g)(viii),
                                       File No. 811-6200, of Post-Effective Amendment No. 46 to
                                       the Registrant's Registration Statement on Form N-1A,
                                       filed on January 27, 2003.

                              (ix)     Accounting Services Agreement between Registrant and PFPC
                                       was electronically filed and is incorporated by reference
                                       to Exhibit (d)(ix), File No. 811-6200, of Post-Effective
                                       Amendment No. 44 to Registrant's Registration Statement on
                                       Form N-1A filed on November 12, 2002.

                              (x)      Accounting Services Agreement with SEI Fund Resources
                                       dated April 1, 1998, was electronically filed and is
                                       incorporated herein by reference to Exhibit (g)(xiii),
                                       File No. 811-6200, of Post-Effective Amendment No. 27 to
                                       Registrant's Registration Statement on Form N-1A,
                                       electronically filed on December 30, 1998.

                              (xi)     Amended Schedule A of the Accounting Services Agreement
                                       between the Registrant and SEI Fund Resources was
                                       electronically filed and is incorporated by reference to
                                       Exhibit (g)(xvi), File No. 811-6200, of Post-Effective
                                       Amendment No. 29 to Registrant's Registration Statement on
                                       Form N-1A, filed on July 21, 1999.


Part C

                              (xii)    Amendment No. 1 to the Accounting Services Agreement dated
                                       December 17, 1998, by and between Schwab Capital Trust,
                                       Schwab Annuity Portfolios, Schwab Investments and SEI Fund
                                       Resources was electronically filed and is incorporated by
                                       reference to Exhibit (g)(xvii), File No. 811-6200, of
                                       Post-Effective Amendment No. 29 to Registrant's
                                       Registration Statement on Form N-1A, filed on July 21,
                                       1999.

(h)     Other Material                 Inapplicable.
        Contracts

(i)     Legal Opinion                  Opinion of counsel to be filed by amendment.

(j)     Other Opinions                 Auditors' Consent to be filed by amendment.

(k)     Omitted Financial              Inapplicable.
        Statements

(l)     Initial Capital       (i)      Purchase Agreement relating to shares of the Schwab 1000
        Agreement                      Fund was electronically filed and is incorporated by
                                       reference to Exhibit (l)(i), File No. 811-6200, of
                                       Post-Effective Amendment No. 29 to Registrant's
                                       Registration Statement on Form N-1A, filed on July 21,
                                       1999.

                              (ii)     Purchase Agreement relating to shares of the Schwab
                                       Short-Term Bond Market Index Fund (formerly Schwab
                                       Short/Intermediate Government Bond Fund) was
                                       electronically filed and incorporated by reference to
                                       Exhibit (l)(ii), File No. 811-6200, of Post-Effective
                                       Amendment No. 29 to Registrant's Registration Statement on
                                       Form N-1A, filed on July 21, 1999.

                              (iii)    Purchase Agreement relating to shares of the Schwab
                                       California Long-Term Tax-Free Bond Fund (formerly Schwab
                                       California Tax Free Bond Fund) was electronically filed
                                       and is incorporated by reference to Exhibit (l)(iii), File
                                       No. 811-6200, of Post-Effective Amendment No. 29 to
                                       Registrant's Registration Statement on Form N-1A, filed on
                                       July 21, 1999.

                              (iv)     Purchase Agreement relating to shares of the Schwab
                                       Long-Term Tax-Free Bond Fund (formerly Schwab National Tax
                                       Free Bond Fund) was electronically filed and is
                                       incorporated by reference to Exhibit (l)(iv), File No.
                                       811-6200, of Post-Effective Amendment No. 29 to
                                       Registrant's Registration Statement on Form N-1A, filed on
                                       July 21, 1999.



Part C

                              (v)      Purchase Agreement relating to shares of the Schwab
                                       Short/Intermediate Tax-Free Bond Fund, Schwab California
                                       Short/Intermediate Tax-Free Bond Fund and Schwab Total
                                       Bond Market Index Fund (formerly, Schwab Long-Term
                                       Government Bond Fund) was electronically filed and is
                                       incorporated by reference to Exhibit 13, File No.
                                       811-6200, to Post-Effective Amendment No. 22 to
                                       Registrant's Registration Statement on Form N-1A filed on
                                       December 30, 1997.

                              (vi)     Purchase Agreement relating to shares of the Schwab
                                       YieldPlus Fund(R) was electronically filed and is
                                       incorporated by reference to Exhibit (l)(vi) of
                                       Post-Effective Amendment No. 29, File No. 811-6200, to
                                       Registrant's Registration Statement on Form N-1A, filed on
                                       July 21, 1999.

                              (vii)    Purchase Agreement relating to shares of the Schwab GNMA
                                       Fund was electronically filed and is incorporated by
                                       reference herein as Exhibit (l)(vii) of Post-Effective
                                       Amendment No. 45, File No. 811-6200, of Post-Effective
                                       Amendment No. 46 to the Registrant's Registration
                                       Statement on Form N-1A, filed on January 27, 2003.


(m)     Rule 12b-1 Plan                Inapplicable.


(n)     Financial Data                 Inapplicable.
        Schedule

(o)     Rule 18f-3 Plan       (i)      Registrant's Amended and Restated Multiple Class Plan for
                                       Investor and Select Shares of Schwab GNMA Fund is
                                       electronically filed and incorporated by reference herein
                                       as Exhibit (o)(i), File No. 811-6200, of Post-Effective
                                       Amendment No. 46 to the Registrant's Registration
                                       Statement on Form N-1A, filed on January 27, 2003.

(p)     Power of Attorney     (i)      Power of Attorney executed by Mariann Byerwalter,
                                       September 4, 2002, to Post-Effective Amendment No. 44, to
                                       Registrant's Statement on Form N-1A, electronically filed
                                       on November 12, 2002, is incorporated herein by reference
                                       to Exhibit (p)(i), File No. 811-6200.

                              (ii)     Power of Attorney executed by William A. Hasler, September
                                       4, 2002, to Post-Effective Amendment No. 44, to
                                       Registrant's Statement on Form N-1A, electronically filed
                                       on November 12, 2002, is incorporated herein by reference
                                       to Exhibit (p)(ii), File No. 811-6200.


Part C

                              (iii)    Power of Attorney executed by Gerald B. Smith, September
                                       4, 2002, to Post-Effective Amendment No. 44, to
                                       Registrant's Statement on Form N-1A, electronically filed
                                       on November 12, 2002, is incorporated herein by reference
                                       to Exhibit (p)(iii), File No. 811-6200.

                              (iv)     Power of Attorney executed by Donald F. Doward, September
                                       4, 2002, to Post-Effective Amendment No. 44, to
                                       Registrant's Statement on Form N-1A, electronically filed
                                       on November 12, 2002, is incorporated herein by reference
                                       to Exhibit (p)(iv), File No. 811-6200.

                              (v)      Power of Attorney executed by Robert G. Holmes, September
                                       4, 2002, to Post-Effective Amendment No. 44, to
                                       Registrant's Statement on Form N-1A, electronically filed
                                       on November 12, 2002, is incorporated herein by reference
                                       to Exhibit (p)(v), File No. 811-6200.

                              (vi)     Power of Attorney executed by Donald R. Stephens,
                                       September 4, 2002, to Post-Effective Amendment No. 44, to
                                       Registrant's Statement on Form N-1A, electronically filed
                                       on November 12, 2002, is incorporated herein by reference
                                       to Exhibit (p)(vi), File No. 811-6200.

                              (vii)    Power of Attorney executed by Michael W. Wilsey, September
                                       4, 2002, to Post-Effective Amendment No. 44, to
                                       Registrant's Statement on Form N-1A, electronically filed
                                       on November 12, 2002, is incorporated herein by reference
                                       to Exhibit (p)(vii), File No. 811-6200.

                              (viii)   Power of Attorney executed by Charles R. Schwab, September
                                       4, 2002, to Post-Effective Amendment No. 44, to
                                       Registrant's Statement on Form N-1A, electronically filed
                                       on November 12, 2002, is incorporated herein by reference
                                       to Exhibit (p)(viii), File No. 811-6200.

                              (ix)     Power of Attorney executed by Jeffrey M. Lyons, September
                                       4, 2002, to Post-Effective Amendment No. 44, to
                                       Registrant's Statement on Form N-1A, electronically filed
                                       on November 12, 2002, is incorporated herein by reference
                                       to Exhibit (p)(x), File No. 811-6200.

                              (x)      Power of Attorney executed by Randall W. Merk, September
                                       4, 2002, to Post-Effective Amendment No. 44, to
                                       Registrant's Statement on Form N-1A, electronically filed
                                       on November 12, 2002, is incorporated herein by reference
                                       to Exhibit (p)(xi), File No. 811-6200.


Part C

                              (xi)     Power of Attorney executed by Tai-Chin Tung, September 4,
                                       2002, to Post-Effective Amendment No. 44, to Registrant's
                                       Statement on Form N-1A, electronically filed on November
                                       12, 2002, is incorporated herein by reference to Exhibit
                                       (p)(xii), File No. 811-6200.

                              (xii)    Power of Attorney executed by Dawn Lepore, dated August
                                       26, 2003, is incorporated herein by reference as Exhibit
                                       (p)(xii), File No. 811-6200, of Post-Effective Amendment
                                       No. 48 to Registrant's Registration Statement on Form
                                       N-1A, electronically filed on November 11, 2003.

                              (xiii)   Certificate of Assistant Secretary executed by Alice L.
                                       Schulman, August 20, 2001, to Post-Effective Amendment No.
                                       37 to Registrant's Statement on Form N-1A electronically
                                       filed on August 28, 2001, is incorporated herein by
                                       reference to Exhibit (p)(xiii), File No. 811-6200.

(q)     Code of Ethics        (i)      Code of Ethics adopted by Registrant, Charles Schwab
                                       Investment Management Inc. and Charles Schwab & Co., Inc.
                                       is electronically filed herein as to Exhibit (g)(i), File
                                       No. 811-6200.



Item 24. Persons Controlled by or under Common Control with the Registrant.

The Charles Schwab Family of Funds (the "Schwab Fund Family"), Schwab Capital Trust and Schwab Annuity Portfolios are each Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Each is advised by the Investment Manager and employs Schwab as principal underwriter, transfer agent and shareholder services agent. As a result, The Charles Schwab Family of Funds, Schwab Capital Trust and Schwab Annuity Portfolios may each be deemed to be under common control with Registrant.

Item 25.    Indemnification.

Article VIII of Registrant's Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases No. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is,


Part C
therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of Investment Manager

Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to The Charles Schwab Family of Funds, Schwab Capital Trust, and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future, and an investment adviser to certain non-investment company clients.

The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below. In addition, the name and position of each director and/or senior or executive officer of the Registrant's principal underwriter Charles Schwab & Co. Inc. is listed below.


Name and Position
with Registrant             Name of Company                         Capacity
----------------------------------------------------------------------------------------------
Charles R. Schwab,          Charles Schwab & Co., Inc.              Chairman
Trustee and Chairman
                            The Charles Schwab Bank, N.A.           Chairman, Director

                            The Charles Schwab Corporation          Chairman;
                                                                    Co-Chief Executive Officer
                                                                    until May 2003

                            Charles Schwab Investment Management,   Chairman
                            Inc.

                            Schwab Holdings, Inc.                   Chief Executive Officer

                            Schwab International Holdings, Inc.     Chairman and Chief
                                                                    Executive Officer



Part C

Name and Position
with Registrant             Name of Company                         Capacity
----------------------------------------------------------------------------------------------
                            Schwab (SIS) Holdings, Inc. I           Chairman and Chief
                                                                    Executive Officer

                            Charles Schwab Holdings (UK)            Chairman

                            U.S. Trust Corporation                  Director

                            United States Trust Company of New      Director
                            York

                            The Gap, Inc.                           Director

                            Siebel Systems                          Director

                            Xign, Inc.                              Director until June 2003

                            Stanford University                     Trustee

                            Audiobase, Inc.                         Director until March 2002

                            Vodaphone AirTouch PLC                  Director until May 2002

                            The Charles Schwab Trust Company        Director until July 2001

David S. Pottruck           Charles Schwab & Co., Inc.              President and Chief
                                                                    Executive Officer

                            The Charles Schwab Corporation          President and  Chief
                                                                    Executive Officer;
                                                                    Co-Chief Executive Officer
                                                                    until May 2003.

                            U.S. Trust Corporation                  Director

                            United States Trust Company of New      Director
                            York

                            Schwab (SIS) Holdings, Inc. I           President and Chief
                                                                    Operating Officer

                            Schwab Holdings, Inc.                   President and Chief
                                                                    Operating Officer

                            Schwab International Holdings, Inc.     President and Chief
                                                                    Operating Officer


Part C

Name and Position
with Registrant             Name of Company                         Capacity
----------------------------------------------------------------------------------------------
                            Charles Schwab Investment Management,   Director until October 2001
                            Inc.

Dawn Lepore                 Charles Schwab & Co., Inc.              Vice Chair - Technology,
Trustee                                                             Operations, and
                                                                    Administration

                            Charles Schwab & Co., Inc.              Vice Chair - Technology
                                                                    and Administration
                                                                    (October 2001 to July
                                                                    2002).

                            Charles Schwab & Co., Inc.              Vice Chair and Chief
                                                                    Information Officer
                                                                    (____1999 to October 2001).

                            Wal-Mart Stores, Inc.                   Director

                            EBay, Inc.                              Director

Jeffrey M. Lyons            Charles Schwab & Co., Inc.              Executive Vice President,
Trustee                                                             Asset Management Products
                                                                    & Services.  Prior to
                                                                    September 2001, Mr. Lyons
                                                                    was Executive Vice
                                                                    President, Mutual Funds.

Randall W. Merk             Charles Schwab & Co., Inc.              Executive Vice President.
President and Chief                                                 Prior to September 2002,
Executive Officer                                                   Mr. Merk was President and
                                                                    Chief Investment Officer,
                                                                    American Century
                                                                    Investment Management and
                                                                    Director, American Century
                                                                    Companies, Inc. (June 2001
                                                                    to August 2002); Chief
                                                                    Investment Officer, Fixed
                                                                    Income, American Century
                                                                    Companies, Inc. (January
                                                                    1997 to June 2001).

                            Charles Schwab Investment Management,   President and Chief
                            Inc.                                    Executive Officer

                            Charles Schwab Asset Management         Director
                            (Ireland) Limited



Part C

Name and Position
with Registrant             Name of Company                         Capacity
----------------------------------------------------------------------------------------------
                            Charles Schwab Worldwide Funds PLC      Director

Koji E. Felton,             Charles Schwab Investment Management,   Senior Vice President,
Secretary                   Inc.                                    Chief Counsel and
                                                                    Assistant Corporate
                                                                    Secretary

Christopher V. Dodds        Charles Schwab & Co., Inc.              Executive Vice President
                                                                    and Chief Financial Officer

Carrie Dwyer                Charles Schwab & Co., Inc.              Executive Vice President -
                                                                    Corporate Oversight and
                                                                    Corporate Secretary

Lon Gorman                  Charles Schwab & Co., Inc.              Vice Chairman and
                                                                    Enterprise President
                                                                    Schwab Institutional and
                                                                    Asset Management

Daniel O. Leemon            Charles Schwab & Co., Inc.              Executive Vice President
                                                                    - Business Strategy

Mary McLeod                 Charles Schwab & Co., Inc.              Executive Vice President -
                                                                    Human Resources

Deborah McWhinney           Charles Schwab & Co., Inc.              Executive Vice President
                                                                    and President, Schwab
                                                                    Institutional.  Prior to
                                                                    January 2001, President,
                                                                    Engage Media Services
                                                                    Group (July 1999 until
                                                                    January 2001).

Geoffrey J. Penney          Charles Schwab & Co., Inc.              Executive Vice President
                                                                    and Chief Information
                                                                    Officer

Gideon Sasson               Charles Schwab & Co., Inc.              Enterprise President -
                                                                    Brokerage Operations

Maurisa Sommerfield         Charles Schwab & Co., Inc.              Executive Vice President -
                                                                    Schwab Operations

William Atwell              Charles Schwab & Co., Inc.              Executive Vice President -
                                                                    Client Sales and Services
                                                                    and Schwab Bank

                            The Charles Schwab Bank, N.A.           Director


Part C

Name and Position
with Registrant             Name of Company                         Capacity
----------------------------------------------------------------------------------------------
                            Charles Schwab Asset Management         Director
                            (Ireland) Limited

                            Charles Schwab Worldwide Funds PLC      Director

Tai-Chin Tung,              Charles Schwab Investment Management,   Senior Vice President and
Treasurer and Principal     Inc.                                    Chief Financial Officer
Financial Officer

                            The Charles Schwab Trust Company        Vice President

                            Charles Schwab Asset Management         Director
                            (Ireland) Limited

                            Charles Schwab Worldwide Funds PLC      Director

Stephen B. Ward,            Charles Schwab Investment Management,   Director, Senior Vice
Senior Vice President and   Inc.                                    President and Chief
Chief Investment Officer                                            Investment Officer

                            The Charles Schwab Trust Company        Chief Investment Officer

Item 27.    Principal Underwriters.

            (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab also acts as principal underwriter for The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.

            (b) See Item 26(b) for information on each director and/or senior or executive officer of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

            (c)  Not applicable.

Item 28.    Location of Accounts and Records.

            All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant; Registrant's investment manager and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's Custodian, PFPC Trust Company, 8800 Tinicum Blvd., Third Floor Suite 200, Philadelphia, Pennsylvania 19153; Registrant's fund accountants, PFPC, Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809 or SEI Fund Resources,


Part C

Oaks, Pennsylvania; or Ropes & Gray, 1301 K Street, N.W., Suite 800 East, Washington, District of Columbia, 20005.

Item 29.    Management Services.

            Not applicable.

Item 30.    Undertakings.

            Not applicable.


Part C

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post Effective Amendment No. 49 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 11th day of December, 2003.

                                    SCHWAB INVESTMENTS
                                    Registrant

                                    Charles R. Schwab*
                                    ------------------
                                    Charles R. Schwab, Chairman and Trustee


        Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 11th day of December, 2003.

Signature                                   Title
---------                                   ------
Charles R. Schwab*                          Chairman and Trustee
-------------------
Charles R. Schwab

Randall W. Merk*                            President and Chief Executive Officer
----------------
Randall W. Merk

Dawn Lepore*                                Trustee
-------------
Dawn Lepore

Jeff Lyons*                                 Trustee
-----------
Jeff Lyons

Mariann Byerwalter*                         Trustee
----------------------
Mariann Byerwalter

Donald F. Dorward*                          Trustee
-------------------
Donald F. Dorward

William A. Hasler*                          Trustee
----------------------
William A. Hasler

Robert G. Holmes*                           Trustee
--------------------
Robert G. Holmes

Gerald B. Smith*                            Trustee
----------------------
Gerald B. Smith

Donald R. Stephens*                         Trustee
--------------------
Donald R. Stephens

Michael W. Wilsey*                          Trustee
-------------------
Michael W. Wilsey

Tai-Chin Tung*                              Treasurer and Principal Financial Officer
--------------------
Tai-Chin Tung

*By: /s/ Timothy W. Levin
     ------------------------
     Timothy W. Levin, Attorney-in-Fact
     Pursuant to Power of Attorney

                                  EXHIBIT INDEX

EXH. NO.    DOCUMENT


    (g)(i)      Custodian Services Agreement
    (g)(iv)     Rule 17f-5 and 17f-7 Services Agreement


Part C